UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

______________________________________________

PFM Multi-manager series trust

_____________________________________________________________________________

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

______________________________________________________________________________

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

PFM MULTI-MANAGER SERIES TRUST
SEMI-ANNUAL REPORT
MARCH 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1.833.PFM.MMST (1.833.736.6678) or by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1.833.PFM.MMST (1.833.736.6678) to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedule of investments with the SEC for the last month of the Fund’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at http://www.sec.gov, or (iv) at the SEC’s public reference room in Washington,D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
The Trust has adopted the proxy voting policies of its adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678,
(ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Semi-Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) and the Trust’s PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (“International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (“Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”), for the six month period ended March 31, 2020.
The semi-annual period ended March 31, 2020 was marked by two distinct phases. We entered the period with continuing signs of improving economic fundamentals in both the United States and around the globe. The Federal Reserve cut rates three times in calendar year 2019 (in response to slowing economic growth). Meanwhile, the United States and China agreed to phase one of a trade deal that helped to alleviate lingering frictions.
U.S. GDP grew 2.1% in both the third and fourth quarter of 2019, while outside of the U.S., economic conditions began to stabilize and show signs of improvement. As a result, in 2019, capital markets turned in very strong performance, with the S&P 500 rising 31.5% (including dividends). Global equity markets and credit markets also fared well, with developed and emerging market (“EM”) equities as well as investment grade and high yield bonds returning double digits.
Then the tide started to turn. As January turned into February, we began to hear more about the COVID-19 outbreak, which had begun in China in late 2019, and was spreading around the world at a rapid rate. At first, the general consensus was that the novel coronavirus would be similar to one that hit in late 2002, and was largely gone by the middle of 2003. In that particular event, both the number of people infected and those that died were relatively low. As a result of this generally benign sentiment, the U.S. equity market continued its strong performance and hit an all-time high on February 19, 2020. Likewise, credit markets showed no signs of stress, with spreads near all-time lows.
However, clouds emerged quickly. On February 28, 2020, the World Health Organization (“WHO”) raised its threat assessment on the COVID-19 virus to “very high,” which is the highest level on its scale. Practically overnight, our world turned upside down. Capital markets began to fall. From peak to trough, which occurred on March 23, the S&P 500 fell 35%, indicating that the economy was likely to fall into recession. By the end of the first calendar quarter 2020, a fairly typical 60% equity/40% fixed income portfolio fell by over 12%, the first time such a drop was seen since the Global Financial Crisis (“GFC”).
To help slow the spread of the virus, countries began to implement “social distancing” measures, a term few of us heard before. In some countries, lockdowns were initiated. In the U.S., states began to order “non-essential” businesses to close, and many companies began to implement work from home arrangements.
Quickly, a significant portion of the global economy came to a standstill. As a result, U.S. unemployment spiked to an all-time high of more than 10 million new claims in the last two weeks of March. To help mitigate the impact and stabilize the economy, significant, but initial, fiscal and monetary policies were implemented.
The Federal Government enacted three pieces of legislation totaling more than $2 trillion aimed at softening the blow of the fast growing unemployment levels and buoying segments of the market being devastated by the effects of actions taken to stem the growth of the novel coronavirus. The Federal Reserve (“Fed”) acted earlier and more aggressively to combat the economic toll of the novel coronavirus than it did during the GFC. It cut the Federal Funds rate to 0% and launched a variety of programs designed to support the economy and ensure liquidity to debt markets, including lending directly to businesses and state and local governments, and buying corporate credit (including below investment grade or junk bonds). As a result of the Fed’s aggressive and unprecedented actions, some have voiced concern that it has created a moral hazard. Others wonder if, as the result of its policies, we will be left with a less independent central bank in the future.
Estimates for U.S. GDP growth in the second quarter called for a decline of 16% or more on an annualized basis. China, which was the first nation to implement social distancing, reported that its economy shrank 6.8% year-over-year, the first drop in over four decades. The International Monetary Fund (“IMF”) projects that the global economy will decline by 3.0% in 2020, a bigger drop than that experienced during the GFC. Meanwhile, the U.S. economy is expected to decline 5.9% in 2020. We last saw a similar drop in the World War II era.
While EM largely escaped the impact of the GFC, this time around, they are unlikely to be as lucky. EM as a whole is expected to decline by a modest 1%, but that is due largely to the inclusion of China and India, which are expected to continue to grow, albeit modestly, in 2020. Outside of China and India, most EM economies are expected to see large drawdowns. Emerging and developing Europe is expected to decline 5.2%; other EM regions are expected to see similar declines. Most of the pain is expected to take place in the second quarter of 2020 with expectations that the global economy will re-bound at a fairly robust rate for the balance of the year. In 2021, the IMF expects global GDP to
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   1

rebound by 5.8%. Whether these projections will prove accurate or overly optimistic is currently unknown. In some respects, capital markets are discounting that the worst is behind us and anticipating a robust rebound in the second half of 2020. We continue to believe that the recovery will be more muted as opposed to V-shaped.
For now, we remain cautious both in our outlook and portfolio positioning. The threat from the virus is likely to remain with us until a vaccine is developed. Unfortunately, there is still much that scientists do not understand about the virus, and any projections including our own, come with a wide range of uncertainty. We are likely to remain cautious until we have some control over the virus and the threat is diminished. To paraphrase Dr. Fauci, Director of the National Institute of Allergy and Infectious Diseases, the path of the economy and when we can begin to return to a more normal life will be determined by the virus and not by government policies. Currently, there are several promising trials of vaccines, but best case, we do not expect a vaccine to be approved until early 2021, with widespread immunization by the middle of 2021. Until then, some social distancing measures will almost certainly need to be kept in place. In addition, absent the ability for widespread and consistent testing, we have some concerns about how quickly business and consumer behavior will begin to return to normal. In fact, following the lifting of social distancing measures in China, some companies have begun to open for business, but consumers have remained cautious and trips to restaurants and other recreational activities have been somewhat sparse.
Respectfully,
PFM Asset Management LLC
2   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The Domestic Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Additionally, the Fund allocates assets to passive index ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2020: Champlain Investment Partners, LLC, Jacobs Levy Equity Management, Inc., Nuance Investments, LLC, and Vaughan Nelson Investment Management, L.P. At March 31, 2020, the Fund also was invested in the Vanguard Total Stock Market ETF. For the six months ended March 31 2020, the Domestic Equity Fund returned -13.18%, outperforming the Russell 3000 Index benchmark return of  -13.70% for the same period. The outperformance was a result of the downside protection provided by the sub-advisors with active strategies during the period of increased volatility in Q1 2020. Champlain Mid Cap Core and Nuance All Cap Value outperformed their respective benchmarks, through strong stock selection. Allocation to dedicated small-cap manager (Jacobs Levy Small Cap S&P 600) detracted from performance.
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Champlain Investment Partners, LLC	4.5	26.8	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	0.9	5.5	Active U.S. Small-Cap
Nuance Investments, LLC	16.6	99.7	Active U.S. All-Cap
Vaughan Nelson Investment Management, L.P.	15.8	94.8	Active U.S. All-Cap

Note: Fund Assets % column does not add up to 100% due to $370.4 million invested in the Vanguard Total Stock Market ETF, Fund level cash and rounding differences.
Sector Diversification	%
Communication Services	9.4
Consumer Discretionary	8.1
Consumer Staples	6.7
Energy	1.8
Financials	13.3
Health Care	17.4
Industrials	11.3
Information Technology	20.5
Materials	3.2
Real Estate	2.7
Utilities .	2.8
Cash Equivalents and Other	2.8
Total	100.0

Note: Percentages above are inclusive of the underlying sectors within the Vanguard Total Stock Market ETF and may vary from percentages reflected in the Schedule of Investments.
PFM Multi-Manager International Equity Fund Review
The International Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. Additionally, the Fund allocates assets to passive index ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2020: Acadian Asset Management LLC, Aristotle Capital Management, LLC, J O Hambro Capital Management Limited, Lazard Asset Management LLC, Schroder Investment Management North America, Inc., Schroder Investment Management North America Limited and WCM Investment Management LLC. At March 31, 2020, the Fund also was invested in the iShares Core MSCI Total International Stock ETF. For the six months ended March 31, 2020, the International Equity Fund returned -17.33%, underperforming the MSCI All Country World ex-U.S. Index benchmark’s return of  -16.52% for the same period. The underperformance came largely due to the Fund’s overweight allocation to small cap securities, as small caps lagged well behind large caps during the volatility of Q1 2020. Allocation to developed equity managers (Aristotle International Value and Acadian Non-US Equity) detracted from the performance as well due to poor stock selection.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   3

PFM Multi-Manager International Equity Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management	14.6	48.0	Active International Developed Markets
Aristotle Capital Management, LLC	13.3	43.7	Active International Developed Markets
J O Hambro Capital Management	12.1	39.7	Active International Small-Cap
Lazard Asset Management LLC	14.9	49.0	Active Total International Markets
Schroders Investment Management	13.3	43.7	Active Emerging Markets
WCM Investment Management, LLC	14.7	48.2	Active Total International

Note: Fund Assets % column does not add up to 100% due to $53.4 million invested in the iShares Core MSCI Total International ETF, $1.5 million invested in IShares MSCI Emerging Markets ETF, Fund level cash and rounding differences.
PFM Multi-Manager International Equity Fund Profile
Region Diversification	%
Europe & Middle East ex-UK	37.5
UK	7.9
Pacific ex-Japan	10.6
North America	5.9
Japan	14.3
EM Europe, Middle East & Africa	2.6
EM Asia	13.0
EM Latin America	3.1
Cash Equivalents and Other	5.1
Total	100.0

Note: Percentages above are inclusive of the underlying sectors and regions within the iShares Core MSCI Total International ETF and MSCI Emerging Markets ETF and may vary from percentages reflected in the Schedule of Investments.
Sector Diversification	%
Communication Services	7.7
Consumer Discretionary	11.1
Consumer Staples	8.9
Energy	2.9
Financials	15.9
Health Care	12.3
Industrials	12.8
Information Technology	13.7
Materials	6.2
Real Estate	1.4
Utilities	1.6
Cash Equivalents and Other	5.5
Total	100.0

PFM Multi-Manager Fixed-Income Fund Review
The Fixed Income Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also invest in passive index ETFs. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following sub-advisers as of March 31, 2020: Brown Brothers Harriman & Co., Nomura Corporate Research and Asset Management Inc., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC (“TAL”). For the six months ended March 31, 2020, the Fixed-Income Fund returned -1.18%, underperforming the Bloomberg Barclays US Aggregate Index benchmark return of 3.33% for the same period. The underperformance was a result of tactical credit allocations, particularly high yield corporate and structured, coupled with selection within the core aggregate managers PGIM and TAL who were both underweight U.S. Treasury exposure in favor of multiple spread sectors.
PFM Multi-Manager Fixed-Income Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	6.8	51.3	Active Securitized Assets
Nomura Corporate Research and Asset Management Inc.	6.1	45.9	Active High Yield
PineBridge Investments LLC	7.3	55.2	Active Investment Grade Credit
PGIM, Inc.	39.8	300.1	Active Investment Grade Core
Teachers Advisors, LLC	39.7	299.0	Active Investment Grade Core

Note: Fund Assets % column does not add up to 100% due to Fund level cash and rounding differences.
4   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

PFM Multi-Manager Fixed-Income Fund Profile
Sector Diversification	%
Corporate Bonds	36.2
U.S. Government Obligations	16.1
U.S. Government Agencies	12.8
Asset-Backed Securities	11.3
Commercial Mortgage-Backed Securities	10.5
Foreign Corporate Bonds	5.4
Municipal Bonds	2.8
Supranational Bonds	1.3
Foreign Government Obligations	0.9
Foreign Government Agencies	0.4
Bank Loans	0.2
Cash Equivalents and Other	2.1
Total	100.0
Credit Quality Diversification	%
Treasury/Agency	13.8
A	18.1
AA	8.1
AAA	28.2
B	3.1
BB	4.0
BBB	16.0
Below B	0.8
Cash & Not Rated	5.8
Cash Equivalents and Other	2.1
Total	100.0

Note: Amounts above represent the lowest rating assigned in the instance of multiple ratings from different rating agencies. The Treasury/Agency category includes unrated instruments issued by the U.S. government or its agencies or instrumentalities. Due to rounding, the Diversification % column may not add up to 100%.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   5

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 35.4%
COMMUNICATION SERVICES – 3.4%
Alphabet, Inc., Class A(a)	3,962	$4,603,646
Cable One, Inc.	35	57,540
Cogent Communications Holdings, Inc.	24,756	2,029,249
comScore, Inc.(a)	5,131	14,470
Electronic Arts, Inc.(a)	49,650	4,973,441
Facebook, Inc., Class A(a)	27,810	4,638,708
Glu Mobile, Inc.(a)	3,694	23,235
Gogo, Inc.(a)	6,122	12,979
John Wiley & Sons, Inc., Class A	7,800	292,422
Marchex, Inc., Class B(a)	1,955	2,835
ORBCOMM, Inc.(a)	3,000	7,320
Scholastic Corp.	2,345	59,774
Walt Disney Co. (The)	36,525	3,528,315
Yelp, Inc.(a)	1,313	23,673
Total Communication Services		20,267,607
CONSUMER DISCRETIONARY – 2.0%
Advance Auto Parts, Inc.	5,400	503,928
Amazon.com, Inc.(a)	1,791	3,491,949
American Axle & Manufacturing Holdings, Inc.(a)	9,407	33,959
American Public Education, Inc.(a)	1,142	27,328
Bloomin’ Brands, Inc.	3,310	23,633
Chuy’s Holdings, Inc.(a)	652	6,566
Cooper Tire & Rubber Co.	3,003	48,949
Cooper-Standard Holdings, Inc.(a)	1,335	13,710
Dunkin’ Brands Group, Inc.	5,630	298,953
Everi Holdings, Inc.(a)	1,725	5,692
Fossil Group, Inc.(a)	3,014	9,916
Garrett Motion, Inc.(a)	7,230	20,678
GoPro, Inc., Class A(a)	10,896	28,548
Haverty Furniture Cos., Inc.	1,875	22,294
Home Depot, Inc. (The)	20,955	3,912,508
Modine Manufacturing Co.(a)	4,495	14,609
Nautilus, Inc.(a)	4,283	11,179
Office Depot, Inc.	19,410	31,832
PlayAGS, Inc.(a)	2,989	7,921
Pool Corp.	9,650	1,898,830
Rent-A-Center, Inc.	2,359	33,356
Scientific Games Corp., Class A(a)	538	5,219
Sonos, Inc.(a)	3,230	27,390
Tractor Supply Co.	7,950	672,172
Tupperware Brands Corp.	6,102	9,885
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Ulta Beauty, Inc.(a)	3,050	$535,885
Unifi, Inc.(a)	989	11,423
Universal Technical Institute, Inc.(a)	1,189	7,075
Vera Bradley, Inc.(a)	2,506	10,325
Vista Outdoor, Inc.(a)	7,511	66,097
Visteon Corp.(a)	308	14,778
Wingstop, Inc.	1,221	97,314
Total Consumer Discretionary		11,903,901
CONSUMER STAPLES – 2.2%
Brown-Forman Corp., Class B	4,600	255,346
Cal-Maine Foods, Inc.	41,986	1,846,544
Calavo Growers, Inc.	8,292	478,365
Campbell Soup Co.	4,925	227,338
Central Garden & Pet Co., Class A(a)	3,096	79,165
Church & Dwight Co., Inc.	2,200	141,196
Diageo PLC, ADR	27,424	3,486,139
Henkel AG & Co. KGaA, ADR	28,185	513,531
JM Smucker Co. (The)	7,300	810,300
Lamb Weston Holdings, Inc.	9,450	539,595
Lifevantage Corp.(a)	776	7,993
McCormick & Co., Inc., NVDR	2,000	282,420
Molson Coors Brewing Co., Class B	7,600	296,476
Pernod Ricard S.A., ADR	16,562	474,667
Sanderson Farms, Inc.	27,108	3,342,958
TreeHouse Foods, Inc.(a)	7,300	322,295
USANA Health Sciences, Inc.(a)	1,218	70,352
Total Consumer Staples		13,174,680
ENERGY – 0.3%
Arch Coal, Inc., Class A	958	27,686
Dorian LPG Ltd.(a)	2,763	24,066
Green Plains, Inc.	2,812	13,638
Helix Energy Solutions Group, Inc.(a)	11,723	19,226
Kosmos Energy Ltd.	816,575	731,324
Par Pacific Holdings, Inc.(a)	3,476	24,680
Pioneer Natural Resources Co.	13,375	938,256
REX American Resources Corp.(a)	412	19,162
Total Energy		1,798,038
FINANCIALS – 6.2%
American Equity Investment Life Holding Co.	2,609	49,049
Ares Capital Corp.	177,225	1,910,486

See Notes to Financial Statements.
6   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Arthur J Gallagher & Co.	9,155	$746,224
Axos Financial, Inc.(a)	2,349	42,587
Banc of California, Inc.	1,759	14,072
Banner Corp.	1,827	60,364
Berkshire Hathaway, Inc., Class B(a)	15,590	2,850,320
Boston Private Financial Holdings, Inc.	2,706	19,348
Business First Bancshares, Inc.	159	2,147
Cadence BanCorp	4,589	30,058
Charles Schwab Corp. (The)	221,251	7,438,459
Chubb Ltd.	26,525	2,962,577
Coastal Financial Corp.(a)	304	3,195
Commerce Bancshares, Inc.	3,700	186,295
Cowen, Inc., Class A	662	6,395
Cullen/Frost Bankers, Inc.	13,655	761,812
Eagle Bancorp, Inc.	1,800	54,378
Elevate Credit, Inc.(a)	2,849	2,963
Employers Holdings, Inc.	1,024	41,482
Enova International, Inc.(a)	2,847	41,253
Everest Re Group Ltd.	4,880	939,010
Flagstar Bancorp, Inc.	1,951	38,688
Green Dot Corp., Class A(a)	2,389	60,657
Guaranty Bancshares, Inc.	185	4,281
HCI Group, Inc.	807	32,482
Home Bancorp, Inc.	156	3,810
HomeStreet, Inc.	2,213	49,195
James River Group Holdings Ltd.	2,192	79,438
Macatawa Bank Corp.	635	4,521
MetLife, Inc.	63,334	1,936,120
Morningstar, Inc.	1,200	139,500
National Bank Holdings Corp., Class A	1,893	45,243
Northern Trust Corp.	50,304	3,795,940
Northwest Bancshares, Inc.	4,472	51,741
OFG Bancorp	3,676	41,098
Pacific Mercantile Bancorp(a)	515	2,426
PCB Bancorp	304	2,973
Preferred Bank	1,059	35,815
Prosperity Bancshares, Inc.	5,600	270,200
Protective Insurance Corp., Class B	224	3,080
Raymond James Financial, Inc.	6,535	413,012
Reinsurance Group of America, Inc.	22,835	1,921,337
Reliant Bancorp, Inc.	187	2,107
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
South Plains Financial, Inc.	243	$3,764
Stewart Information Services Corp.	1,554	41,445
SVB Financial Group(a)	1,650	249,282
TD Ameritrade Holding Corp.	13,787	477,857
Towne Bank	10,627	192,242
Tradeweb Markets, Inc., Class A	7,125	299,535
Travelers Cos., Inc. (The)	49,298	4,897,756
UMB Financial Corp.	11,238	521,218
United Community Banks, Inc.	2,638	48,302
Universal Insurance Holdings, Inc.	2,397	42,954
Valley National Bancorp	128,041	935,980
Virtu Financial, Inc., Class A	104,525	2,176,211
Waddell & Reed Financial, Inc., Class A	4,656	52,985
WR Berkley Corp.	4,674	243,843
Total Financials		37,279,512
HEALTH CARE – 7.7%
Abbott Laboratories	10,134	799,674
AbbVie, Inc.	24,400	1,859,036
Align Technology, Inc.(a)	1,950	339,203
Allscripts Healthcare Solutions, Inc.(a)	8,636	60,797
AMAG Pharmaceuticals, Inc.(a)	3,188	19,702
Amphastar Pharmaceuticals, Inc.(a)	2,731	40,528
Applied Genetic Technologies Corp.(a)	1,335	4,379
AVEO Pharmaceuticals, Inc.(a)	2,201	7,968
Baxter International, Inc.	3,057	248,198
Becton Dickinson and Co.	2,048	470,569
Bio-Rad Laboratories, Inc., Class A(a)	400	140,224
Bio-Techne Corp.	4,200	796,404
Cantel Medical Corp.	7,450	267,455
Cardiovascular Systems, Inc.(a)	1,198	42,182
Castlight Health, Inc., Class B(a)	4,985	3,605
Catalent, Inc.(a)	11,650	605,217
Computer Programs & Systems, Inc.	1,024	22,784
Concert Pharmaceuticals, Inc.(a)	310	2,740
Cooper Cos., Inc. (The)	1,850	509,989
Corcept Therapeutics, Inc.(a)	2,765	32,876

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   7

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Cross Country Healthcare, Inc.(a)	2,483	$16,735
Cutera, Inc.(a)	993	12,969
Cytokinetics, Inc.(a)	2,948	34,757
CytomX Therapeutics, Inc.(a)	587	4,502
DENTSPLY SIRONA, Inc.	140,952	5,473,166
Eagle Pharmaceuticals, Inc.(a)	374	17,204
Edwards Lifesciences Corp.(a)	3,500	660,170
Enanta Pharmaceuticals, Inc.(a)	743	38,212
Endo International PLC(a)	4,283	15,847
Envista Holdings Corp.(a)	115,619	1,727,348
Exicure, Inc.(a)	1,000	1,480
Globus Medical, Inc., Class A(a)	45,479	1,934,222
HealthStream, Inc.(a)	1,179	28,237
ICU Medical, Inc.(a)	19,954	4,026,119
Integra LifeSciences Holdings Corp.(a)	12,850	574,009
Johnson & Johnson	31,183	4,089,027
Lannett Co., Inc.(a)	789	5,484
Magellan Health, Inc.(a)	1,201	57,780
Masimo Corp.(a)	14,975	2,652,372
Medtronic PLC	5,723	516,100
Merit Medical Systems, Inc.(a)	131,733	4,116,656
Molina Healthcare, Inc.(a)	90	12,574
Natus Medical, Inc.(a)	1,310	30,300
Orthofix Medical, Inc.(a)	1,117	31,287
Owens & Minor, Inc.	4,283	39,189
Pacira BioSciences, Inc.(a)	1,535	51,469
Radius Health, Inc.(a)	480	6,240
Retrophin, Inc.(a)	1,552	22,644
Smith & Nephew PLC, ADR	86,842	3,115,023
Stryker Corp.	2,993	498,305
Surmodics, Inc.(a)	876	29,188
Sutro Biopharma, Inc.(a)	341	3,478
Thermo Fisher Scientific, Inc.	12,485	3,540,746
United Therapeutics Corp.(a)	521	49,404
UnitedHealth Group, Inc.	18,565	4,629,740
Universal Health Services, Inc., Class B	2,710	268,507
Varex Imaging Corp.(a)	1,657	37,630
Veeva Systems, Inc., Class A(a)	4,100	641,117
Waters Corp.(a)	3,850	700,892
West Pharmaceutical Services, Inc.	2,350	357,788
Total Health Care		46,341,447

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – 5.6%
3M Co.	31,251	$4,266,074
ABB Ltd., ADR	27,596	476,307
AGCO Corp.	776	36,666
AMETEK, Inc.	11,000	792,220
AO Smith Corp.	13,238	500,529
Apogee Enterprises, Inc.	1,971	41,036
ArcBest Corp.	1,707	29,907
Astec Industries, Inc.	1,732	60,568
Barrett Business Services, Inc.	186	7,373
Briggs & Stratton Corp.	7,822	14,158
Clarivate Analytics PLC(a)	28,360	588,470
Comfort Systems USA, Inc.	2,021	73,868
Echo Global Logistics, Inc.(a)	1,986	33,921
Epiroc AB, ADR	55,092	536,596
Exponent, Inc.	401	28,836
FedEx Corp.	23,975	2,907,208
Fortive Corp.	15,100	833,369
Graco, Inc.	5,176	252,226
Heidrick & Struggles International, Inc.	1,272	28,620
Hub Group, Inc., Class A(a)	1,418	64,476
IDEX Corp.	4,750	656,022
Insperity, Inc.	139	5,185
Insteel Industries, Inc.	1,130	14,972
Knight-Swift Transportation Holdings, Inc.	91,850	3,012,680
Legrand S.A., ADR	18,662	235,253
Lindsay Corp.	20,701	1,895,798
LSI Industries, Inc.	853	3,224
Manitowoc Co., Inc. (The)(a)	590	5,015
Moog, Inc., Class A	776	39,211
MRC Global, Inc.(a)	1,029	4,384
Mueller Water Products, Inc., Class A	146,093	1,170,205
Nordson Corp.	4,810	649,687
Pitney Bowes, Inc.	21,396	43,648
Powell Industries, Inc.	824	21,152
Quanex Building Products Corp.	2,079	20,956
Raytheon Co.	3,362	440,926
Resideo Technologies, Inc.(a)	2,296	11,113
REV Group, Inc.	528	2,202
Rockwell Automation, Inc.	4,600	694,186
Roper Technologies, Inc.	8,785	2,739,251
Saia, Inc.(a)	213	15,664
Schneider Electric SE, ADR	60,793	1,039,560
SPX Corp.(a)	1,893	61,788
Tennant Co.	719	41,666

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Toro Co. (The)	3,380	$220,004
TriNet Group, Inc.(a)	298	11,223
Triumph Group, Inc.	4,348	29,392
TrueBlue, Inc.(a)	2,700	34,452
Union Pacific Corp.	24,475	3,451,954
Viad Corp.	1,133	24,054
Wabash National Corp.	4,548	32,837
WABCO Holdings, Inc.(a)	33,495	4,523,500
Werner Enterprises, Inc.	6,860	248,744
WESCO International, Inc.(a)	238	5,438
Xylem, Inc.	7,419	483,199
Total Industrials		33,460,973
INFORMATION TECHNOLOGY – 5.3%
A10 Networks, Inc.(a)	2,587	16,065
Accenture PLC, Class A	3,005	490,596
ADTRAN, Inc.	3,507	26,934
Agilysys, Inc.(a)	1,983	33,116
Amphenol Corp., Class A	60,434	4,404,430
Amtech Systems, Inc.(a)	1,044	4,541
Applied Materials, Inc.	15,720	720,290
Arlo Technologies, Inc.(a)	5,121	12,444
Avid Technology, Inc.(a)	2,018	13,581
Axcelis Technologies, Inc.(a)	1,350	24,719
Bel Fuse, Inc., Class B	776	7,558
Benchmark Electronics, Inc.	2,794	55,852
Broadridge Financial Solutions, Inc.	19,400	1,839,702
Calix, Inc.(a)	7,267	51,450
Cardtronics PLC, Class A(a)	456	9,540
ChannelAdvisor Corp.(a)	466	3,383
Cirrus Logic, Inc.(a)	248	16,276
Diebold Nixdorf, Inc.(a)	1,117	3,932
DSP Group, Inc.(a)	1,855	24,857
Endurance International Group Holdings, Inc.(a)	5,152	9,943
Everspin Technologies, Inc.(a)	1,192	3,123
Extreme Networks, Inc.(a)	11,972	36,994
Guidewire Software, Inc.(a)	2,850	226,034
Infinera Corp.(a)	2,670	14,151
Intevac, Inc.(a)	897	3,669
Knowles Corp.(a)	1,424	19,053
Kulicke & Soffa Industries, Inc.	2,937	61,295
Littelfuse, Inc.	3,899	520,205
Mastercard, Inc., Class A	12,935	3,124,579
Medallia, Inc.(a)	20,100	402,804
Microsoft Corp.	34,500	5,440,995
MicroStrategy, Inc., Class A(a)	534	63,065
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
MKS Instruments, Inc.	2,472	$201,344
MobileIron, Inc.(a)	5,494	20,877
New Relic, Inc.(a)	6,250	289,000
Nutanix, Inc., Class A(a)	14,000	221,200
Okta, Inc.(a)	3,650	446,249
ON Semiconductor Corp.(a)	288,493	3,588,853
Palo Alto Networks, Inc.(a)	3,450	565,662
PDF Solutions, Inc.(a)	1,451	17,006
Pixelworks, Inc.(a)	1,746	4,976
Progress Software Corp.	1,831	58,592
Proofpoint, Inc.(a)	2,900	297,511
Pure Storage, Inc., Class A(a)	35,750	439,725
QUALCOMM, Inc.	28,175	1,906,039
Qualys, Inc.(a)	400	34,796
Ribbon Communications, Inc.(a)	1,804	5,466
ServiceNow, Inc.(a)	2,800	802,424
SMART Global Holdings, Inc.(a)	435	10,571
Splunk, Inc.(a)	5,500	694,265
SPS Commerce, Inc.(a)	1,608	74,788
Super Micro Computer, Inc.(a)	1,955	41,602
Synaptics, Inc.(a)	590	34,143
Synchronoss Technologies, Inc.(a)	2,856	8,711
Synopsys, Inc.(a)	2,800	360,612
Telenav, Inc.(a)	1,459	6,303
Texas Instruments, Inc.	29,601	2,958,028
TiVo Corp.	8,377	59,309
Unisys Corp.(a)	1,253	15,475
Veeco Instruments, Inc.(a)	2,514	24,059
Workday, Inc., Class A(a)	5,600	729,232
Zscaler, Inc.(a)	6,450	392,547
Total Information Technology		31,994,541
MATERIALS – 1.6%
AdvanSix, Inc.(a)	2,597	24,775
AptarGroup, Inc.	14,517	1,445,022
Boise Cascade Co.	2,328	55,360
Haynes International, Inc.	529	10,903
HB Fuller Co.	1,978	55,246
Innospec, Inc.	1,292	89,781
Martin Marietta Materials, Inc.	2,858	540,819
Myers Industries, Inc.	1,707	18,350
O-I Glass, Inc.	464	3,299
Olympic Steel, Inc.	898	9,294
Rayonier Advanced Materials, Inc.	2,720	2,883
Ryerson Holding Corp.(a)	489	2,602

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   9

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Sherwin-Williams Co. (The)	8,985	$4,128,787
Stepan Co.	1,086	96,068
TimkenSteel Corp.(a)	1,624	5,246
Trinseo S.A.	2,140	38,755
Wheaton Precious Metals Corp.	103,825	2,858,302
Total Materials		9,385,492
REAL ESTATE – 0.4%
Equity Commonwealth	62,009	1,966,305
Four Corners Property Trust, Inc.	3,146	58,862
Investors Real Estate Trust	567	31,185
Kite Realty Group Trust	2,131	20,180
LTC Properties, Inc.	1,614	49,873
Marcus & Millichap, Inc.(a)	659	17,859
Retail Value, Inc.	9	110
Total Real Estate		2,144,374
UTILITIES – 0.7%
American Water Works Co., Inc.	4,543	543,161
Avista Corp.	1,943	82,558
California Water Service Group	8,018	403,466
Essential Utilities, Inc.	37,406	1,522,424
SJW Group	24,383	1,408,606
Total Utilities		3,960,215
TOTAL COMMON STOCKS (Cost: $235,615,607)		211,710,780

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 61.8%
Vanguard Total Stock Market ETF (Cost: $457,784,059)	2,873,182	$370,381,892
SHORT-TERM INVESTMENTS – 3.2%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.50%(b)
(Cost: $19,309,784)	19,309,784	19,309,784
TOTAL INVESTMENTS – 100.4% (Cost: $712,709,450)		601,402,456
OTHER ASSETS AND LIABILITIES, NET – (0.4)%		(2,172,475)
NET ASSETS – 100.0%		$599,229,981

(a)
Non-income producing Security.

(b)
The rate shown is the annualized seven-day yield as of March 31, 2020.

ADR
American Depositary Receipt

NVDR
Non-Voting Depositary Receipt

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Domestic Equity Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. (see Note 2 to the Financial Statements)
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$211,710,780	$—	$—	$211,710,780
Exchange-Traded Fund	370,381,892	—	—	370,381,892
Money Market Fund	19,309,784	—	—	19,309,784
Total	$601,402,456	$—	$—	$601,402,456

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   11

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 77.8%
ARGENTINA – 0.5%
MercadoLibre, Inc.(a)	3,235	$1,580,556
AUSTRALIA – 2.3%
Aristocrat Leisure Ltd.	33,324	431,180
Atlassian Corp. PLC, Class A(a)	3,375	463,253
Austal Ltd.	16,046	28,475
BHP Group Ltd.	30,653	557,269
BHP Group PLC	28,564	441,798
BlueScope Steel Ltd.	3,279	17,884
Champion Iron Ltd.(a)	63,668	58,818
Cochlear Ltd.	4,659	535,247
CSL Ltd.	14,415	2,614,924
Fleetwood Corp. Ltd.(a)	10,074	7,741
Fortescue Metals Group Ltd.	85,500	522,215
GWA Group Ltd.	329,791	541,508
Lycopodium Ltd.	2,746	6,825
Neuren Pharmaceuticals Ltd.(a)	5,935	3,554
Newcrest Mining Ltd.	30,604	430,008
Objective Corp. Ltd.	3,884	12,625
Orica Ltd.	50,100	470,009
Select Harvests Ltd.	7,488	32,662
Servcorp Ltd.	3,197	4,211
Sigma Healthcare Ltd.	151,826	59,530
Technology One Ltd.	41,669	208,474
Total Australia		7,448,210
AUSTRIA – 0.2%
Erste Group Bank AG	34,200	633,888
BELGIUM – 0.9%
Ageas	12,064	501,987
Barco N.V.	2,262	349,429
Colruyt S.A.	11,547	626,126
D’ieteren S.A.	2,523	125,145
Galapagos N.V.(a)	2,721	539,907
Telenet Group Holding N.V.	1,141	34,392
UCB S.A.	8,607	747,377
Total Belgium		2,924,363
BRAZIL – 1.2%
Ambev S.A., ADR	72,158	165,963
B3 S.A. — Brasil Bolsa Balcao	28,697	198,268
BB Seguridade Participacoes S.A.	75,600	361,552
Cia de Saneamento Basico do Estado de Sao Paulo	21,200	159,568
Duratex S.A.	24,553	44,181
Equatorial Energia S.A.	78,011	264,235
IRB Brasil Resseguros S/A	55,900	104,138
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Itau Unibanco Holding S.A., ADR	128,176	$575,510
Klabin S.A., (Unit)	42,769	131,613
Lojas Renner S.A.	62,693	404,915
Magazine Luiza S.A.	14,248	106,913
Pagseguro Digital Ltd., Class A(a)	6,981	134,943
Petroleo Brasileiro S.A., ADR	18,704	100,815
Petroleo Brasileiro S.A., ADR	39,410	216,755
Raia Drogasil S.A.	15,312	300,134
Vale S.A., ADR	21,182	175,599
Via Varejo S.A.(a)	56,082	56,988
WEG S.A.	46,198	298,468
YDUQS Part	19,520	83,285
Total Brazil		3,883,843
BRITAIN – 7.3%
Aon PLC	6,000	990,240
Aptitude Software Group PLC	3,430	14,919
Ashtead Group PLC	47,700	1,059,447
Avingtrans PLC	4,217	11,254
Barclays PLC	11,692	13,585
Barratt Developments PLC	44,700	243,619
Bellway PLC	3,230	86,159
Bloomsbury Publishing PLC	200,272	543,245
Bovis Homes Group PLC	26,955	192,341
Breedon Group PLC(a)	63,266	53,064
Brickability Group PLC	15,725	7,421
BT Group PLC	225,153	328,391
Close Brothers Group PLC	63,600	890,096
Coca-Cola European Partners PLC	29,900	1,122,147
Codemasters Group Holdings PLC(a)	19,027	56,653
Compass Group PLC	104,141	1,627,163
Crest Nicholson Holdings PLC	47,550	104,329
Dart Group PLC	42,361	288,844
DFS Furniture PLC	15,396	22,569
DiscoverIE Group PLC	1,623	9,884
Dixons Carphone PLC	189,657	183,413
Dunelm Group PLC	16,719	146,302
Ferguson PLC	6,867	429,399
First Derivatives PLC	17,918	512,251
Gateley Holdings PLC	13,328	19,880
Genus PLC	18,802	764,360
Gooch & Housego PLC	35,685	375,471
Informa PLC	64,039	355,161
Judges Scientific PLC	276	14,315

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Keystone Law Group PLC	2,569	$14,045
Legal & General Group PLC	160,327	383,559
M&G PLC(a)	180,417	251,226
Nexus Infrastructure PLC	5,820	10,656
Paragon Banking Group PLC	69,004	284,331
Porvair PLC	104,278	654,416
Prudential PLC	61,093	779,854
Reach PLC	137,702	178,333
Reckitt Benckiser Group PLC	14,800	1,135,865
RELX PLC	50,472	1,081,975
Rentokil Initial PLC	251,300	1,206,140
Rightmove PLC	83,646	504,472
Rio Tinto Ltd.	10,228	541,405
RSA Insurance Group PLC	68,832	357,791
Scapa Group PLC	208,926	289,511
Smith & Nephew PLC	85,882	1,524,026
Spirent Communications PLC	32,125	83,563
St James’s Place PLC	26,409	251,645
SThree PLC	142,029	405,707
Taylor Wimpey PLC	172,538	250,726
Tesco PLC	301,028	852,440
TP ICAP PLC	31,401	131,698
Unilever N.V.	27,100	1,335,216
Unilever PLC	18,997	959,036
Total Britain		23,933,558
CANADA – 3.5%
Brookfield Asset Management, Inc., Class A	36,600	1,622,332
Cameco Corp.	55,900	426,211
Canadian National Railway Co.	6,400	500,385
Canadian Pacific Railway Ltd.	7,160	1,572,264
DREAM Unlimited Corp., Class A	33,100	222,031
Heroux-Devtek, Inc.(a)	61,710	459,109
Laurentian Bank of Canada	20,004	434,394
Linamar Corp.	18,190	376,519
Lululemon Athletica, Inc.(a)	10,048	1,904,598
Magna International, Inc.	27,500	877,585
Points International Ltd.(a)	5,300	43,649
ShawCor Ltd.	57,653	72,921
Shopify, Inc., Class A(a)	4,060	1,692,736
Suncor Energy, Inc.	46,700	745,315
TMX Group Ltd.	5,963	443,931
Total Canada		11,393,980

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – 5.9%
51job, Inc., ADR(a)	2,123	$130,331
58.com, Inc., ADR(a)	9,800	477,456
Alibaba Group Holding Ltd.(a)	2,800	65,864
Alibaba Group Holding Ltd., ADR(a)	14,778	2,874,025
Anhui Conch Cement Co., Ltd., Class H	31,500	217,759
China Pacific Insurance Group Co., Ltd., Class H	154,400	464,172
China Petroleum & Chemical Corp., Class H	876,000	429,684
CNOOC Ltd.	488,000	508,777
ENN Energy Holdings Ltd.	85,800	825,139
FriendTimes, Inc.(a)	170,000	48,801
Greatview Aseptic Packaging Co., Ltd.	1,224,000	378,504
Guangzhou Automobile Group Co., Ltd., Class H	198,000	197,894
JD.com, Inc., ADR(a)	32,632	1,321,596
Li Ning Co., Ltd.	105,000	304,645
Modern Land China Co., Ltd.	216,000	29,609
PICC Property & Casualty Co., Ltd., Class H	342,000	328,951
Ping An Insurance Group Co. of China Ltd., Class H	257,000	2,514,015
Shenzhou International Group Holdings Ltd.	53,300	562,731
Tencent Holdings Ltd.	133,500	6,509,670
Tencent Music Entertainment Group, ADR(a)	17,457	175,617
WuXi AppTec Co., Ltd., Class H	5,200	63,640
Wuxi Biologics Cayman, Inc.(a)	27,000	348,072
Yestar Healthcare Holdings Co., Ltd.(a)	1,290,000	215,530
Yum China Holdings, Inc.	5,456	232,589
Zhuzhou CRRC Times Electric Co., Ltd., Class H	47,300	139,512
Total China		19,364,583
COLOMBIA – 0.0%(b)
Bancolombia S.A., ADR	3,282	81,919
DENMARK – 0.0%(b)
Sanistal A/S, Class B(a)	1,636	12,911
EGYPT – 0.1%
Commercial International Bank Egypt SAE, GDR	51,351	184,864

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   13

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINLAND – 0.7%
Admicom Oyj	494	$36,393
Digia Oyj	3,508	15,598
Fiskars Oyj Abp	1,882	19,900
Harvia Oyj	2,767	27,330
Nordea Bank Abp	67,780	382,611
Orion Oyj, Class B	14,750	605,065
Sampo Oyj, Class A	14,014	409,905
Scanfil Oyj	4,281	19,668
Vaisala Oyj, Class A	24,087	718,421
Total Finland		2,234,891
FRANCE – 6.1%
ABC arbitrage	5,749	39,270
Air Liquide S.A.	5,981	766,626
Amundi S.A.	19,300	1,142,226
BNP Paribas S.A.	22,198	669,163
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	294	8,675
CBo Territoria	4,714	16,623
CNP Assurances	13,522	132,359
Coface S.A.	80,509	516,788
Credit Agricole S.A.	13,021	95,434
Dassault Systemes SE	10,400	1,542,286
Eiffage S.A.	7,098	502,695
Engie S.A.	78,627	813,328
Envea S.A.	124	10,186
EssilorLuxottica S.A.	11,070	1,194,341
Focus Home Interactive S.A.	1,144	22,633
HighCo	3,207	12,496
IPSOS	22,684	480,179
Lectra	29,160	462,493
LVMH Moet Hennessy Louis Vuitton SE	8,575	3,183,000
Nexans S.A.	5,298	157,273
Pernod Ricard S.A.	8,355	1,188,405
Pierre & Vacances S.A.(a)	1,282	16,284
Rexel S.A.	23,330	173,848
Robertet S.A.	686	583,233
Safran S.A.	19,191	1,686,812
Sanofi	17,623	1,551,542
Societe Marseillaise du Tunnel Prado-Carenage S.A.	471	8,767
Somfy S.A.	380	32,219
TOTAL S.A.	28,800	1,116,849
Ubisoft Entertainment S.A.(a)	2,115	155,973
Vilmorin & Cie S.A.	882	34,902
Vinci S.A.	5,775	477,853
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Vivendi S.A.	49,994	$1,072,703
Total France		19,867,464
GERMANY – 3.9%
Allianz SE	4,890	842,945
BASF SE	11,600	560,669
Carl Zeiss Meditec AG	640	62,184
Carlsberg A/S, Class B	5,741	651,696
Coloplast A/S, Class B	1,377	200,345
DSV PANALPINA A/S	13,800	1,256,536
Fresenius Medical Care AG & Co. KGaA	6,898	460,121
Gerresheimer AG	9,294	593,889
GFT Technologies SE	3,713	31,741
Hannover Rueck SE	4,265	623,574
Infineon Technologies AG	23,389	350,335
KWS Saat SE & Co. KGaA	10,179	526,593
Merck KGaA	9,728	1,008,720
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,163	639,383
Novo Nordisk A/S, Class B	19,614	1,183,145
SAP SE	12,990	1,491,942
Surteco Group SE	1,111	23,257
Symrise AG	15,700	1,486,876
Vestas Wind Systems A/S	4,189	340,995
VIB Vermoegen AG	1,635	41,059
Vonovia SE	8,225	405,420
Total Germany		12,781,425
GREECE – 0.0%(b)
Alpha Bank AE(a)	118,361	92,472
Eurobank Ergasias S.A.(a)	146,544	64,488
Total Greece		156,960
HONG KONG – 2.6%
AIA Group Ltd.	427,100	3,842,320
Chen Hsong Holdings	44,000	10,025
China Mengniu Dairy Co., Ltd.(a)	199,000	689,250
China Mobile Ltd.	78,000	589,281
China Resources Beer Holdings Co., Ltd.	76,000	344,970
Cowell e Holdings, Inc.	1,257,000	293,665
ESR Cayman Ltd.(a)	111,800	240,429
Hang Lung Properties Ltd.	81,000	163,825
Hongkong Land Holdings Ltd.	46,300	173,186
Mandarin Oriental International Ltd.	338,607	433,621

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Pico Far East Holdings Ltd.	1,962,000	$340,586
Sitoy Group Holdings Ltd.	855,000	51,124
SmarTone Telecommunications Holdings Ltd.	728,500	426,927
Strong Petrochemical Holdings Ltd.(a)	142,000	8,136
Vinda International Holdings Ltd.	296,000	713,524
Wasion Holdings Ltd.	702,000	239,119
Yue Yuen Industrial Holdings Ltd.	75,500	114,982
Total Hong Kong		8,674,970
HUNGARY – 0.2%
MOL Hungarian Oil & Gas PLC	20,964	123,539
OTP Bank Nyrt	9,789	283,962
Richter Gedeon Nyrt	12,627	238,162
Total Hungary		645,663
INDIA – 1.0%
HDFC Bank Ltd., ADR	39,805	1,530,900
ICICI Bank Ltd., ADR	106,135	902,147
Infosys Ltd., ADR	60,871	499,751
Larsen & Toubro Ltd., GDR	20,765	223,847
Reliance Industries Ltd., GDR	4,920	151,536
Total India		3,308,181
INDONESIA – 0.2%
Bank Mandiri Persero Tbk PT	828,500	236,942
Telekomunikasi Indonesia Persero Tbk PT, ADR	19,100	367,675
Total Indonesia		604,617
IRELAND – 3.3%
Accenture PLC, Class A	21,715	3,545,191
Experian PLC	122,625	3,413,658
Grafton Group PLC, (Unit)	83,481	548,793
Greencore Group PLC	25,241	51,585
ICON PLC(a)	5,955	809,880
Irish Continental Group PLC, (Unit)	158,461	560,113
Medtronic PLC	15,200	1,370,736
Ryanair Holdings PLC, ADR(a)	8,115	430,825
Total Ireland		10,730,781
ISRAEL – 0.4%
Bank Leumi Le-Israel BM	84,768	468,694
Check Point Software Technologies Ltd.(a)	3,059	307,552
Investments	Shares	Value
COMMON STOCKS – (continued)
ISRAEL – (continued)
Electra Consumer Products 1970 Ltd.	1,007	$17,773
Nice Ltd., ADR(a)	3,923	563,186
Rani Zim Shopping Centers Ltd.(a)	14,754	11,231
Sapiens International Corp. N.V.	1,354	25,753
Tower Semiconductor Ltd.(a)	2,504	39,864
Total Israel		1,434,053
ITALY – 1.0%
Assicurazioni Generali SpA	41,622	567,014
Banca IFIS SpA	33,923	331,205
Biesse SpA	27,165	269,385
El.En. SpA	16,687	293,351
Enel SpA	126,515	880,597
Ferrari N.V.	6,910	1,073,995
SIT SpA	1,600	7,421
Total Italy		3,422,968
JAPAN – 11.3%
Advantest Corp.	8,800	352,923
Ariake Japan Co., Ltd.	11,500	722,704
Asahi Group Holdings Ltd.	10,800	350,664
Astellas Pharma, Inc.	5,600	86,689
Brother Industries Ltd.	24,600	376,018
Dai Nippon Printing Co., Ltd.	9,100	193,819
Dai-ichi Life Holdings, Inc.	17,900	214,217
Daiseki Co., Ltd.	28,500	605,947
Daiwa House Industry Co., Ltd.	28,200	698,426
Elematec Corp.	2,800	19,952
EPS Holdings, Inc.	49,900	521,516
Fujitsu Ltd.	7,800	703,865
Furuno Electric Co., Ltd.	62,300	485,743
Glory Ltd.	3,300	76,045
Hitachi Ltd.	25,500	742,301
Hoshizaki Corp.	15,300	1,149,781
Infocom Corp.	7,200	164,400
Iwatani Corp.	17,500	586,476
JUTEC Holdings Corp.	1,000	9,004
Kao Corp.	9,500	777,851
KDDI Corp.	75,800	2,240,502
Keyence Corp.	4,900	1,581,306
Kintetsu World Express, Inc.	38,800	570,007
Kubota Corp.	69,300	886,446
Macnica Fuji Electronics Holdings, Inc.	8,300	103,016

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   15

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Makita Corp.	21,400	$656,170
Mani, Inc.	25,500	625,125
Marui Group Co., Ltd.	64,400	1,081,040
Mitsubishi UFJ Financial Group, Inc.	183,200	683,454
Mizuho Financial Group, Inc.	583,700	668,028
MS&AD Insurance Group Holdings, Inc.	6,400	179,259
NET One Systems Co., Ltd.	11,100	230,889
Nexon Co., Ltd.	72,200	1,180,953
Nidec Corp.	25,200	1,307,156
Nintendo Co., Ltd.	4,300	1,658,484
Nippon Telegraph & Telephone Corp.	33,500	794,962
Nomura Holdings, Inc.	46,300	196,138
NTT DOCOMO, Inc.	26,100	820,458
Oki Electric Industry Co., Ltd.	17,400	163,295
Olympus Corp.	12,500	180,405
ORIX Corp.	66,900	804,496
Otsuka Corp.	5,900	252,429
Panasonic Corp.	75,200	574,058
Rion Co., Ltd.	30,600	640,453
Sakata Seed Corp.	22,100	668,146
Secom Co., Ltd.	3,000	249,427
Shinsei Bank Ltd.	49,600	662,031
SHO-BOND Holdings Co., Ltd.	19,000	760,156
Sompo Holdings, Inc.	3,800	117,543
Sony Corp.	30,200	1,795,185
Sumitomo Mitsui Financial Group, Inc.	48,800	1,185,709
Sumitomo Mitsui Trust Holdings, Inc.	21,100	609,559
Suzuki Motor Corp.	11,200	267,992
Systena Corp.	11,600	155,899
Tayca Corp.	32,900	437,433
Tokio Marine Holdings, Inc.	5,100	233,899
Tokyo Electron Ltd.	3,500	658,138
Tomen Devices Corp.	700	21,035
Toppan Printing Co., Ltd.	21,700	332,578
Toray Industries, Inc.	142,100	616,176
Toshiba TEC Corp.	5,700	179,529
Transcosmos, Inc.	26,600	471,182
Tsubakimoto Chain Co.	17,500	398,367
Yamaha Corp.	9,500	370,326
Total Japan		37,107,180
LUXEMBOURG – 0.1%
ArcelorMittal S.A.	28,772	272,671
Investments	Shares	Value
COMMON STOCKS – (continued)
LUXEMBOURG – (continued)
Ternium S.A., ADR	8,514	$101,317
Total Luxembourg		373,988
MEXICO – 0.9%
Arca Continental S.A.B. de C.V.	83,000	335,009
Fomento Economico Mexicano S.A.B. de C.V., ADR	8,359	505,803
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	838,900	671,898
Grupo Financiero Banorte S.A.B. de C.V., Class O	139,900	383,328
Wal-Mart de Mexico S.A.B. de C.V.	432,900	1,019,909
Total Mexico		2,915,947
NETHERLANDS – 3.3%
ABN AMRO Bank N.V.	33,158	272,182
Akzo Nobel N.V.	13,000	857,042
ASML Holding N.V.	5,880	1,538,443
Corbion N.V.	22,152	659,239
Heineken N.V.	16,800	1,406,127
Hunter Douglas N.V.	641	28,946
Koninklijke Ahold Delhaize N.V.	34,620	810,222
Koninklijke DSM N.V.	6,547	743,963
Koninklijke KPN N.V.	258,213	617,626
Koninklijke Philips N.V.	20,418	826,413
NXP Semiconductors N.V.	5,277	437,622
Ordina N.V.	187,986	283,646
Randstad N.V.	12,542	443,129
Sligro Food Group N.V.	32,611	486,424
Wolters Kluwer N.V.	20,018	1,423,275
Total Netherlands		10,834,299
NEW ZEALAND – 0.1%
a2 Milk Co., Ltd.(a)	3,624	37,499
Fisher & Paykel Healthcare Corp. Ltd.	6,402	113,663
Meridian Energy Ltd.	47,364	112,054
Pushpay Holdings Ltd.(a)	4,784	9,677
Turners Automotive Group Ltd.	7,316	5,991
Total New Zealand		278,884
NORWAY – 0.8%
Borregaard ASA	68,326	635,805
DNB ASA	32,454	363,979
Equinor ASA	43,174	543,850
Norway Royal Salmon ASA	25,339	506,539

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
NORWAY – (continued)
Telenor ASA	42,437	$621,893
Total Norway		2,672,066
PERU – 0.0% (b)
Credicorp Ltd.	1,060	151,654
POLAND – 0.2%
Bank Polska Kasa Opieki S.A.	15,117	204,693
KGHM Polska Miedz S.A.(a)	6,310	90,951
Polski Koncern Naftowy ORLEN S.A.	9,232	124,019
Powszechny Zaklad Ubezpieczen S.A.	21,184	160,134
Total Poland		579,797
PORTUGAL – 0.2%
EDP — Energias de Portugal S.A.	40,116	161,196
Galp Energia SGPS S.A.	19,875	226,918
NOS,SGPS, S.A.	34,643	116,202
Total Portugal		504,316
QATAR – 0.0% (b)
Qatar National Bank QPSC	32,605	148,957
RUSSIA – 1.0%
Evraz PLC	77,174	220,235
Gazprom PJSC, ADR	103,231	470,733
LUKOIL PJSC, ADR	8,343	493,572
MMC Norilsk Nickel PJSC, ADR	6,158	149,393
Novatek PJSC, GDR	3,769	434,566
Polyus PJSC, GDR	4,417	301,239
Sberbank of Russia PJSC, ADR	100,376	943,534
X5 Retail Group N.V., GDR	6,911	186,597
Yandex N.V., Class A(a)	6,612	225,139
Total Russia		3,425,008
SINGAPORE – 0.8%
DBS Group Holdings Ltd.	153,800	2,010,961
Jardine Cycle & Carriage Ltd.	22,600	313,016
Kimly Ltd.	65,800	8,737
Olam International Ltd.	140,900	140,749
Sunningdale Tech Ltd.	16,900	9,882
Total Singapore		2,483,345
SOUTH AFRICA – 0.4%
AVI Ltd.	21,973	86,374
Mediclinic International PLC	16,812	53,757
Mr Price Group Ltd.	27,089	171,776
Naspers Ltd., Class N	4,636	658,641
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – (continued)
Sanlam Ltd.	85,122	$242,806
Total South Africa		1,213,354
SOUTH KOREA – 3.1%
Celltrion Healthcare Co., Ltd.(a)	16	1,176
Celltrion, Inc.(a)	29	5,438
Choong Ang Vaccine Laboratory	39,654	465,517
Hana Financial Group, Inc.	12,522	233,476
KCC Corp.	21	2,210
KCC Glass Corp.(a)	20	296
Koh Young Technology, Inc.	6,193	394,118
Korea Zinc Co., Ltd.	924	267,787
LG Chem Ltd.	1,721	426,082
LG Household & Health Care Ltd.	428	391,527
NAVER Corp.	3,288	452,308
Samsung Electronics Co., Ltd.	16,818	653,617
Samsung Electronics Co., Ltd., GDR	4,246	4,201,183
Samsung Fire & Marine Insurance Co., Ltd.	1,523	190,494
Samsung SDI Co., Ltd.	2,818	550,580
Samwha Capacitor Co., Ltd.	12,893	419,982
SK Hynix, Inc.	17,339	1,172,951
SK Materials Co., Ltd.	4,537	493,000
Yuhan Corp.	2	375
Total South Korea		10,322,117
SPAIN – 0.4%
Abertis Infraestructuras S.A.(a)	3,711	26,481
Amadeus IT Group S.A.	18,080	857,451
Cia de Distribucion Integral Logista Holdings S.A.	8,199	131,454
Faes Farma S.A.	110,214	429,653
Naturhouse Health SAU	7,581	11,845
Total Spain		1,456,884
SWEDEN – 3.0%
AAK AB	27,981	456,296
Ahlstrom-Munksjo Oyj	51,868	637,044
Arise AB(a)	4,287	12,338
Assa Abloy AB, Class B	82,147	1,552,987
Atlas Copco AB, Class A	37,135	1,248,027
Avanza Bank Holding AB	72,093	601,592
Beijer Electronics Group AB	2,336	9,582
Betsson AB(a)	14,579	58,617
BioGaia AB, Class B	16,606	702,832
Cloetta AB, Class B	226,364	536,884

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   17

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
Doro AB(a)	3,661	$9,845
Elanders AB, Class B	6,002	27,098
Epiroc AB, Class A	49,344	489,167
Fastator AB	1,438	10,990
Fastighets AB Balder, Class B(a)	4,243	152,428
Getinge AB, Class B	22,707	436,023
GHP Specialty Care AB	12,103	16,899
IAR Systems Group AB	38,431	450,270
Kinnevik AB, Class B	22,765	378,313
NCC AB, Class B	33,556	440,397
SKF AB, Class B	18,665	256,791
Surgical Science Sweden AB(a)	468	12,240
SwedenCare AB(a)	1,451	11,119
Swedish Match AB	14,264	815,929
Thule Group AB	29,598	515,335
Total Sweden		9,839,043
SWITZERLAND – 6.3%
ABB Ltd.	44,979	790,846
Adecco Group AG	12,892	508,663
AEVIS VICTORIA S.A.	199	2,359
Alcon, Inc.(a)	54,394	2,775,836
Bobst Group S.A.	10,033	456,241
Cavotec S.A.(a)	6,710	10,324
Chubb Ltd.	11,805	1,318,500
Credit Suisse Group AG(a)	51,516	425,388
Geberit AG	1,933	852,717
Gurit Holding AG	513	610,703
LEM Holding S.A.	609	670,930
Nestle S.A.	18,565	1,913,462
Novartis AG	52,862	4,368,782
Orell Fuessli Holding AG	121	11,686
Phoenix Mecano AG	42	14,914
Roche Holding AG	6,089	1,979,619
Sika AG	8,390	1,388,180
Sonova Holding AG	431	77,811
STMicroelectronics N.V.	22,412	487,768
UBS Group AG(a)	85,200	796,317
Valiant Holding AG	5,964	479,165
Valora Holding AG(a)	2,897	509,219
Zehnder Group AG	1,028	39,352
Total Switzerland		20,488,782
TAIWAN – 2.8%
Accton Technology Corp.	27,000	143,228
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
ASE Technology Holding Co., Ltd., ADR	102,701	$384,102
CTBC Financial Holding Co., Ltd.	553,000	327,386
Delta Electronics, Inc.	124,000	494,183
Hon Hai Precision Industry Co., Ltd., GDR	134,333	619,275
Largan Precision Co., Ltd.	2,000	248,630
Merida Industry Co., Ltd.	122,000	447,909
Paiho Shih Holdings Corp.	401,240	337,214
Sinmag Equipment Corp.	154,000	427,859
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	90,084	4,305,114
Tong Yang Industry Co., Ltd.	457,000	483,711
TOPBI International Holdings Ltd.	268,380	509,860
Uni-President Enterprises Corp.	160,000	347,116
Zhen Ding Technology Holding Ltd.	57,000	172,246
Total Taiwan		9,247,833
THAILAND – 0.2%
Kasikornbank PCL	69,500	193,776
Sahamitr Pressure Container PCL	1,487,300	196,690
Vanachai Group PCL(a)	2,266,274	146,401
Total Thailand		536,867
TURKEY – 0.2%
Akbank T.A.S.(a)	220,481	183,340
BIM Birlesik Magazalar A/S	32,936	247,806
Tupras Turkiye Petrol Rafinerileri A/S(a)	11,042	124,263
Total Turkey		555,409
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Commercial Bank PJSC	85,893	106,871
DP World PLC	14,254	213,588
Emaar Properties PJSC	228,991	135,605
Total United Arab Emirates		456,064
UNITED STATES – 1.3%
Carnival PLC	28,200	342,284
Mettler-Toledo International, Inc.(a)	1,755	1,211,845
Osmotica Pharmaceuticals PLC(a)	16,227	51,602
ResMed, Inc.	10,185	1,500,149

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
UNITED STATES – (continued)
STERIS PLC	7,730	$1,081,968
Total United States		4,187,848
TOTAL COMMON STOCKS (Cost: $308,480,633)		255,084,290
EXCHANGE-TRADED FUNDS – 16.7%
iShares Core MSCI Total International Stock ETF	1,135,678	53,388,223
iShares MSCI Emerging Markets ETF	43,828	1,495,849
TOTAL EXCHANGE-TRADED FUNDS (Cost: $68,502,130)		54,884,072
RIGHTS – 0.0%(b)
CHINA – 0.0%(b)
Legend Holdings Corp., Class H(a) (Cost: $0)	284	0
PREFERRED STOCKS – 0.4%
BRAZIL – 0.0%(b)
Lojas Americanas S.A., 0.82%	41	142
GERMANY – 0.4%
Henkel AG & Co. KGaA, 2.35%	6,204	505,931
Volkswagen AG, 3.92%	6,887	820,546
Total Germany		1,326,477
TOTAL PREFERRED STOCKS (Cost: $1,599,374)		1,326,619

Investments	Shares	Value
WARRANTS – 0.0%(b)
THAILAND – 0.0%(a)(b)
BTS Group Holdings PCL (Cost: $0)	3,130	$55
SHORT-TERM INVESTMENTS – 5.0%
State Street Institutional Treasury Money Market Fund — Investor Class Shares, 0.50%(c) (Cost $16,283,143)	16,283,143	16,283,143
TOTAL INVESTMENTS – 99.9%
(Cost: $394,865,280)		327,578,179
OTHER ASSETS AND LIABILITIES, NET – 0.1%		194,647
NET ASSETS – 100.0%		$327,772,826

(a)
Non-income producing security.

(b)
Amount is less than 0.05%.

(c)
The rate shown is the annualized seven-day yield as of March 31, 2020.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   19

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020.
	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Common Stocks*
Argentina	$1,580,556	$—	$—	$1,580,556
Australia	463,253	6,984,957	—	7,448,210
Austria	—	633,888	—	633,888
Belgium	—	2,924,363	—	2,924,363
Brazil	3,883,843	—	—	3,883,843
Britain	2,112,387	21,821,171	—	23,933,558
Canada	11,393,980	—	—	11,393,980
China	5,211,614	14,152,969	—	19,364,583
Colombia	81,919	—	—	81,919
Denmark	—	12,911	—	12,911
Egypt	184,864	—	—	184,864
Finland	—	2,234,891	—	2,234,891
France	—	19,867,464	—	19,867,464
Germany	—	12,781,425	—	12,781,425
Greece	—	156,960	—	156,960
Hong Kong	—	8,674,970	—	8,674,970
Hungary	—	645,663	—	645,663
India	3,308,181	—	—	3,308,181
Indonesia	367,675	236,942	—	604,617
Ireland	6,156,632	4,574,149	—	10,730,781
Israel	936,355	497,698	—	1,434,053
Italy	—	3,422,968	—	3,422,968
Japan	—	37,107,180	—	37,107,180
Luxembourg	101,317	272,671	—	373,988
Mexico	2,915,947	—	—	2,915,947
Netherlands	1,976,065	8,858,234	—	10,834,299
New Zealand	—	278,884	—	278,884
Norway	—	2,672,066	—	2,672,066
Peru	151,654	—	—	151,654
Poland	—	579,797	—	579,797
Portugal	—	504,316	—	504,316
Qatar	—	148,957	—	148,957
Russia	3,204,773	220,235	—	3,425,008
Singapore	—	2,483,345	—	2,483,345
South Africa	—	1,213,354	—	1,213,354
South Korea	1,489,500	8,832,617	—	10,322,117
Spain	—	1,456,884	—	1,456,884
Sweden	—	9,839,043	—	9,839,043
Switzerland	1,318,500	19,170,282	—	20,488,782
Taiwan	5,308,491	3,939,342	—	9,247,833
Thailand	536,867	—	—	536,867
See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 2	Level 3	Total
Turkey	$—	$555,409	$—	$555,409
United Arab Emirates	—	456,064	—	456,064
United States	3,845,564	342,284	—	4,187,848
Total Common Stocks	56,529,937	198,554,353	—	255,084,290
Exchange-Traded Funds	54,884,072	—	—	54,884,072
Preferred Stocks	142	1,326,477	—	1,326,619
Warrants	55	—	—	55
Money Market Fund	16,283,143	—	—	16,283,143
Total Investments in Securities	$127,697,349	$199,880,830	$—	$327,578,179

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   21

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 36.2%
BASIC MATERIALS – 1.0%
Aleris International, Inc., Secured Note, 10.75%, 7/15/23(a)	$75,000	$72,750
Allegheny Technologies, Inc., 5.88%, 12/1/27	25,000	20,813
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25(a)	50,000	45,500
Blue Cube Spinco LLC, 10.00%, 10/15/25	74,000	78,077
CF Industries, Inc., 5.38%, 3/15/44	25,000	23,813
Chemours Co. (The), 7.00%, 5/15/25	25,000	20,813
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	105,000	102,323
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	59,000	45,578
Cleveland-Cliffs, Inc., 5.88%, 6/1/27(a)	100,000	59,890
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	25,000	22,094
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	337,799
Coeur Mining, Inc., 5.88%, 6/1/24	75,000	67,500
Commercial Metals Co., 5.38%, 7/15/27	100,000	92,000
Compass Minerals International, Inc., 6.75%, 12/1/27(a)	50,000	45,138
Domtar Corp., 6.75%, 2/15/44	233,000	208,652
DuPont de Nemours, Inc., Senior Note, 3.77%, 11/15/20	65,000	65,204
Ecolab, Inc., 4.80%, 3/24/30	55,000	62,614
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	175,000	178,237
Element Solutions, Inc., 5.88%, 12/1/25(a)	50,000	49,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(a)	400,000	332,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	7,000	6,715
Freeport-McMoRan, Inc., 4.13%, 3/1/28	75,000	65,654
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Freeport-McMoRan, Inc., 4.25%, 3/1/30	$100,000	$86,880
Freeport-McMoRan, Inc., 5.00%, 9/1/27	75,000	69,634
Freeport-McMoRan, Inc., 5.45%, 3/15/43	175,000	156,625
Georgia-Pacific LLC, 5.40%, 11/1/20(a)	388,000	391,711
Hexion, Inc., 7.88%, 7/15/27(a)	50,000	42,500
Hudbay Minerals, Inc., 7.63%, 1/15/25(a)	100,000	87,000
Huntsman International LLC, 4.50%, 5/1/29	193,000	164,539
Innophos Holdings, Inc., 9.38%, 2/15/28(a)	50,000	48,500
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	968,269
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	466,255
Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	50,000	44,375
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25(a)	50,000	44,250
LYB International Finance III LLC, 4.20%, 10/15/49	174,000	170,732
Mercer International, Inc., 7.38%, 1/15/25	50,000	41,626
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	85,000
Newmont Corp., 2.25%, 10/1/30	1,475,000	1,358,343
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27(a)	75,000	63,187
Novelis Corp., 4.75%, 1/30/30(a)	100,000	89,000
Novelis Corp., 5.88%, 9/30/26(a)	150,000	147,205
Olin Corp., 5.63%, 8/1/29	50,000	46,013
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	83,971
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26(a)	50,000	49,750
Sherwin-Williams Co. (The), 3.30%, 5/15/50	98,000	91,838
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	102,659

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Steel Dynamics, Inc., 3.45%, 4/15/30	$135,000	$122,309
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22(a)	75,000	33,750
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	166,000	152,617
TPC Group, Inc., 10.50%, 8/1/24(a)	100,000	81,900
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25(a)	75,000	63,187
Tronox Finance PLC, 5.75%, 10/1/25(a)	50,000	44,625
Tronox, Inc., 6.50%, 4/15/26(a)	25,000	22,500
Valvoline, Inc., 4.25%, 2/15/30(a)	25,000	23,250
Total Basic Materials		7,446,164
COMMUNICATIONS – 2.7%
Amazon.com, Inc., 4.80%, 12/5/34	74,000	96,064
AMC Networks, Inc., 5.00%, 4/1/24	100,000	96,000
AT&T, Inc., 1.96%, 6/12/24 (3 month USD LIBOR + 1.18%)(c)	270,000	250,750
AT&T, Inc., 4.30%, 2/15/30	50,000	53,816
AT&T, Inc., 4.55%, 3/9/49	150,000	161,431
AT&T, Inc., 4.85%, 3/1/39	1,230,000	1,391,668
AT&T, Inc., 4.85%, 7/15/45	105,000	116,274
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	223,000	235,793
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	128,000	139,551
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	328,000	368,117
Block Communications, Inc., 4.88%, 3/1/28(a)	25,000	23,250
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(a)	200,000	196,000
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(a)	200,000	195,040
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	25,000	24,938
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 5/1/25(a)	$100,000	$102,520
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 6/1/29(a)	25,000	25,690
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24(a)	75,000	76,687
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23(a)	425,000	429,250
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26(a)	225,000	227,340
CenturyLink, Inc., 4.00%, 2/15/27(a)	185,000	176,675
CenturyLink, Inc., 5.13%, 12/15/26(a)	50,000	49,750
CenturyLink, Inc., Senior Note, series T, 5.80%, 3/15/22	25,000	25,233
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	100,000	106,280
CenturyLink, Inc., Series V, 5.63%, 4/1/20	125,000	125,000
CenturyLink, Inc., Series Y, 7.50%, 4/1/24	75,000	82,125
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	339,000	353,214
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	25,000	26,982
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	432,235
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	576,000	684,627
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	185,000	185,845

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   23

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(a)	$150,000	$140,460
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(a)	43,000	36,980
Cogent Communications Group, Inc., 5.38%, 3/1/22(a)	125,000	125,625
Comcast Corp., 2.35%, 1/15/27	208,000	207,217
Comcast Corp., 3.10%, 4/1/25	141,000	149,085
Comcast Corp., 3.40%, 4/1/30	97,000	105,087
Comcast Corp., 3.75%, 4/1/40	65,000	71,838
Comcast Corp., 3.90%, 3/1/38	61,000	68,573
Comcast Corp., 4.15%, 10/15/28	260,000	295,994
Comcast Corp., 4.25%, 10/15/30	90,000	105,520
Comcast Corp., 4.60%, 10/15/38	163,000	203,080
Comcast Corp., 4.70%, 10/15/48	500,000	646,431
CommScope Technologies LLC, 6.00%, 6/15/25(a)	100,000	91,520
CommScope, Inc., 5.50%, 3/1/24(a)	75,000	75,900
CommScope, Inc., 6.00%, 3/1/26(a)	75,000	74,887
CommScope, Inc., 8.25%, 3/1/27(a)	50,000	48,195
Corning, Inc., 5.45%, 11/15/79	263,000	268,677
Cox Communications, Inc., 3.50%, 8/15/27(a)	600,000	586,238
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	155,094
CSC Holdings LLC, 5.75%, 1/15/30(a)	200,000	201,692
CSC Holdings LLC, 6.50%, 2/1/29(a)	200,000	215,698
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(a)	125,000	101,565
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27(a)	50,000	33,438
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Discovery Communications LLC, 5.00%, 9/20/37	$500,000	$495,096
Discovery Communications LLC, 5.20%, 9/20/47	197,000	201,348
Discovery Communications LLC, 5.30%, 5/15/49	77,000	77,997
DISH DBS Corp., 5.00%, 3/15/23	50,000	48,003
DISH DBS Corp., 5.88%, 11/15/24	50,000	48,692
Embarq Corp., 8.00%, 6/1/36	150,000	148,500
EW Scripps Co. (The), 5.13%, 5/15/25(a)	25,000	22,000
Fox Corp., 3.50%, 4/8/30	45,000	44,910
Frontier Communications Corp., 8.00%, 4/1/27(a)	100,000	98,628
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	450,000	117,562
GCI LLC, 6.63%, 6/15/24(a)	50,000	49,500
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(a)	75,000	75,690
Gray Television, Inc., 5.13%, 10/15/24(a)	100,000	96,625
Gray Television, Inc., 5.88%, 7/15/26(a)	72,000	69,322
Gray Television, Inc., Senior Note, 7.00%, 5/15/27(a)	75,000	74,625
Hughes Satellite Systems Corp., 6.63%, 8/1/26	100,000	101,291
iHeartCommunications, Inc., 4.75%, 1/15/28(a)	50,000	45,000
iHeartCommunications, Inc., 5.25%, 8/15/27(a)	75,000	65,355
iHeartCommunications, Inc., 6.38%, 5/1/26	25,000	23,656
iHeartCommunications, Inc., 8.38%, 5/1/27	25,000	21,285
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(a)	250,000	156,250
Interpublic Group of Cos., Inc. (The), 4.75%, 3/30/30	96,000	95,423
Lamar Media Corp., 3.75%, 2/15/28(a)	25,000	23,435
Lamar Media Corp., 4.00%, 2/15/30(a)	25,000	23,250
Lamar Media Corp., 5.00%, 5/1/23	100,000	99,000

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Lamar Media Corp., 5.75%, 2/1/26	$25,000	$25,580
Level 3 Financing, Inc., 3.40%, 3/1/27(a)	500,000	475,925
Level 3 Financing, Inc., 5.38%, 1/15/24	100,000	100,000
Level 3 Financing, Inc., 5.38%, 5/1/25	25,000	24,875
Level 3 Financing, Inc., 5.63%, 2/1/23	100,000	98,631
Match Group, Inc., 5.63%, 2/15/29(a)	25,000	23,875
Match Group, Inc., 6.38%, 6/1/24	100,000	100,751
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27(a)	50,000	48,411
Netflix, Inc., 5.38%, 11/15/29(a)	75,000	78,375
Netflix, Inc., 6.38%, 5/15/29	175,000	190,750
Netflix, Inc., Senior Note, 5.38%, 2/1/21	75,000	75,562
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	125,000	122,187
Omnicom Group, Inc., 2.45%, 4/30/30	243,000	220,902
Omnicom Group, Inc., 4.20%, 6/1/30	91,000	93,838
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30(a)	50,000	44,500
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(a)	75,000	69,000
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	75,000	76,117
Scripps Escrow, Inc., 5.88%, 7/15/27(a)	25,000	22,000
Sinclair Television Group, Inc., 5.50%, 3/1/30(a)	25,000	20,688
Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	100,000	88,500
Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	50,000	49,812
Sirius XM Radio, Inc., 4.63%, 7/15/24(a)	50,000	50,746
Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	50,000	50,745
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Sirius XM Radio, Inc., 5.50%, 7/1/29(a)	$125,000	$127,500
Sprint Capital Corp., 6.88%, 11/15/28	25,000	28,555
Sprint Capital Corp., 8.75%, 3/15/32	325,000	429,812
Sprint Corp., 7.13%, 6/15/24	25,000	27,468
Sprint Corp., 7.88%, 9/15/23	250,000	275,595
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23(a)	450,000	447,750
T-Mobile USA, Inc., 6.00%, 3/1/23	75,000	75,413
T-Mobile USA, Inc., 6.38%, 3/1/25	25,000	25,563
T-Mobile USA, Inc., 6.50%, 1/15/24	25,000	25,375
T-Mobile USA, Inc., 6.50%, 1/15/26	275,000	288,750
TEGNA, Inc., 4.63%, 3/15/28(a)	150,000	131,812
TEGNA, Inc., 5.00%, 9/15/29(a)	50,000	45,000
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	302,978
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)	50,000	48,000
Time Warner Cable LLC, 6.55%, 5/1/37	8,000	8,983
Townsquare Media, Inc., 6.50%, 4/1/23(a)	75,000	72,000
Twitter, Inc., 3.88%, 12/15/27(a)	25,000	24,047
Uber Technologies, Inc., 7.50%, 11/1/23(a)	125,000	121,414
Uber Technologies, Inc., 7.50%, 9/15/27(a)	50,000	49,360
Uber Technologies, Inc., 8.00%, 11/1/26(a)	75,000	73,955
Univision Communications, Inc., 5.13%, 2/15/25(a)	50,000	42,625
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22(a)	75,000	72,000
Verizon Communications, Inc., 3.15%, 3/22/30	71,000	76,352
Verizon Communications, Inc., 4.00%, 3/22/50	28,000	33,231

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   25

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	$66,000	$77,105
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	69,000	80,781
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	521,563
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	187,000	239,198
ViacomCBS, Inc., 2.50%, 2/15/23	300,000	294,774
ViacomCBS, Inc., 4.25%, 9/1/23	250,000	254,923
ViacomCBS, Inc., 4.38%, 3/15/43	577,000	511,923
ViacomCBS, Inc., Senior Bond, 5.85%, 9/1/43	125,000	128,206
Virgin Media Finance PLC, 5.75%, 1/15/25(a)	200,000	194,000
Total Communications		20,097,163
CONSUMER, CYCLICAL – 3.5%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25(a)	350,000	334,246
Adams Homes, Inc., 7.50%, 2/15/25(a)	50,000	47,750
Air Canada, 7.75%, 4/15/21(a)	100,000	97,250
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(a)	75,000	61,399
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	100,000	41,500
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	75,000	31,125
American Airlines Group, Inc., 5.00%, 6/1/22(a)	50,000	40,250
Aptiv Corp., 4.15%, 3/15/24	473,000	462,535
Arrow Bidco LLC, 9.50%, 3/15/24(a)	25,000	11,250
Asbury Automotive Group, Inc., 4.50%, 3/1/28(a)	13,000	11,050
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 1/15/28(a)	25,000	19,750
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25(a)	$100,000	$80,000
AutoZone, Inc., 3.75%, 4/18/29	360,000	364,869
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(a)	25,000	23,070
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	50,000	45,125
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	80,500
Beazer Homes USA, Inc., 7.25%, 10/15/29	25,000	19,000
BMW US Capital LLC, 3.10%, 4/12/21(a)	222,000	220,943
Boyd Gaming Corp., 6.00%, 8/15/26	125,000	107,500
Boyd Gaming Corp., 6.38%, 4/1/26	175,000	151,375
Boyne USA, Inc., Secured Note, 7.25%, 5/1/25(a)	25,000	23,875
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)	150,000	108,330
Carvana Co., 8.88%, 10/1/23(a)	25,000	23,625
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	138,000	124,200
Century Communities, Inc., 6.75%, 6/1/27	50,000	40,469
Churchill Downs, Inc., 5.50%, 4/1/27(a)	50,000	47,125
Cinemark USA, Inc., 5.13%, 12/15/22	100,000	79,000
Daimler Finance North America LLC, 2.00%, 7/6/21(a)	160,000	154,214
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	75,000	66,000
Dana, Inc., 5.38%, 11/15/27	75,000	60,750
Darden Restaurants, Inc., 4.55%, 2/15/48	334,000	260,146
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(a)	25,000	20,000

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Delta Air Lines 2020-1 Class A Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	$600,000	$543,861
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	600,000	545,866
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	449,122	405,353
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	144,005
Delta Air Lines, Inc., 3.75%, 10/28/29	425,000	342,498
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(a)	50,000	40,000
Eldorado Resorts, Inc., 6.00%, 9/15/26	25,000	22,563
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	134,627
Enterprise Development Authority (The), 12.00%, 7/15/24(a)	100,000	87,000
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	43,125
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	675,000	621,000
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	400,000	341,000
Forestar Group, Inc., 5.00%, 3/1/28(a)	25,000	20,759
Forestar Group, Inc., 8.00%, 4/15/24(a)	75,000	75,750
General Mills, Inc., 2.88%, 4/15/30	459,000	458,082
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	162,801
Golden Entertainment, Inc., 7.63%, 4/15/26(a)	75,000	49,500
Golden Nugget, Inc., 8.75%, 10/1/25(a)	350,000	180,687
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	92,000
H&E Equipment Services, Inc., 5.63%, 9/1/25	100,000	92,750
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26	$175,000	$167,562
Home Depot, Inc. (The), 2.50%, 4/15/27	475,000	479,738
Home Depot, Inc. (The), 2.70%, 4/15/30	475,000	484,089
Home Depot, Inc. (The), 3.30%, 4/15/40	500,000	512,784
Home Depot, Inc. (The), 3.35%, 4/15/50	111,000	120,697
Hyundai Capital America, 3.40%, 6/20/24(a)	166,000	162,972
IAA, Inc., 5.50%, 6/15/27(a)	25,000	24,188
Installed Building Products, Inc., 5.75%, 2/1/28(a)	50,000	47,625
IRB Holding Corp., 6.75%, 2/15/26(a)	25,000	19,698
Jacobs Entertainment, Inc., Secured Note, 7.88%, 2/1/24(a)	100,000	84,250
KAR Auction Services, Inc., 5.13%, 6/1/25(a)	25,000	23,875
KB Home, 6.88%, 6/15/27	50,000	50,000
KB Home, 7.63%, 5/15/23	25,000	25,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	100,000	94,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24(a)	75,000	73,500
Kohl’s Corp., 5.55%, 7/17/45	149,000	100,962
L Brands, Inc., 5.25%, 2/1/28	75,000	57,293
L Brands, Inc., 5.63%, 10/15/23	75,000	62,258
L Brands, Inc., 6.75%, 7/1/36	100,000	72,000
L Brands, Inc., 6.88%, 11/1/35	25,000	18,500
L Brands, Inc., 7.50%, 6/15/29	100,000	78,890
Lear Corp., 5.25%, 5/15/49	116,000	100,797
Lennar Corp., 4.75%, 4/1/21	50,000	49,500
Lennar Corp., 5.88%, 11/15/24	100,000	101,150
Lions Gate Capital Holdings LLC, 6.38%, 2/1/24(a)	75,000	66,000
Lithia Motors, Inc., 4.63%, 12/15/27(a)	25,000	22,503
Live Nation Entertainment, Inc., 5.63%, 3/15/26(a)	100,000	89,000

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   27

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Lowe’s Cos., Inc., 4.05%, 5/3/47	$25,000	$24,785
Lowe’s Cos., Inc., 4.25%, 9/15/44	825,000	779,352
Lowe’s Cos., Inc., 5.00%, 4/15/40	1,425,000	1,612,585
Lowe’s Cos., Inc., 5.13%, 4/15/50	149,000	179,476
LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	322,000	264,040
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(a)	25,000	18,750
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	75,000	65,250
Mattel, Inc., 5.88%, 12/15/27(a)	25,000	25,500
Mattel, Inc., 6.75%, 12/31/25(a)	50,000	51,000
McDonald’s Corp., 3.63%, 9/1/49	77,000	78,010
McDonald’s Corp., 4.20%, 4/1/50	81,000	89,742
Meritage Homes Corp., 7.00%, 4/1/22	125,000	125,000
MGM Resorts International, 5.50%, 4/15/27	33,000	30,030
MGM Resorts International, 6.00%, 3/15/23	225,000	217,125
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)	175,000	129,500
Murphy Oil USA, Inc., 4.75%, 9/15/29	50,000	46,875
Navistar International Corp., Senior Note, 6.63%, 11/1/25(a)	175,000	145,687
Newell Brands, Inc., 4.20%, 4/1/26	100,000	97,804
Newell Brands, Inc., 5.63%, 4/1/36	100,000	99,220
Newell Brands, Inc., 5.75%, 4/1/46	50,000	50,663
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	119,000	114,917
PACCAR Financial Corp., 2.00%, 9/26/22	90,000	88,632
Penske Automotive Group, Inc., 3.75%, 8/15/20	75,000	72,938
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Performance Food Group, Inc., 5.50%, 6/1/24(a)	$100,000	$93,000
Performance Food Group, Inc., 5.50%, 10/15/27(a)	25,000	23,188
PetSmart, Inc., 7.13%, 3/15/23(a)	150,000	141,300
PriSo Acquisition Corp., 9.00%, 5/15/23(a)	100,000	69,000
QVC, Inc., 4.75%, 2/15/27	290,000	256,712
Resideo Funding, Inc., 6.13%, 11/1/26(a)	50,000	43,625
Rite Aid Corp., 6.13%, 4/1/23(a)	66,000	56,760
Rite Aid Corp., 7.50%, 7/1/25(a)	9,000	8,550
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	161,248
Scientific Games International, Inc., 7.00%, 5/15/28(a)	75,000	46,125
Scientific Games International, Inc., 7.25%, 11/15/29(a)	50,000	30,945
Scientific Games International, Inc., 8.25%, 3/15/26(a)	25,000	16,003
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(a)	25,000	21,344
Southwest Airlines Co., 2.63%, 2/10/30	1,125,000	943,979
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/1/27(a)	25,000	22,500
Staples, Inc., 7.50%, 4/15/26(a)	125,000	109,376
Staples, Inc., 10.75%, 4/15/27(a)	125,000	95,913
Starbucks Corp., 4.45%, 8/15/49	1,000,000	1,142,826
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	500,954
Superior Plus L.P./Superior General Partner, Inc., Senior Note, 7.00%, 7/15/26(a)	75,000	73,125
Target Corp., 2.25%, 4/15/25	800,000	812,189
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(a)	50,000	44,646
Taylor Morrison Communities, Inc., 5.88%, 1/31/25(a)	75,000	69,750
Taylor Morrison Communities, Inc., 6.00%, 9/1/23(a)	75,000	72,000

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Taylor Morrison Communities, Inc., 6.63%, 7/15/27(a)	$50,000	$45,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	141,000
Tenneco, Inc., 5.38%, 12/15/24	75,000	42,000
Tesla, Inc., 5.30%, 8/15/25(a)	150,000	140,625
Titan International, Inc., 6.50%, 11/30/23	50,000	22,500
Toyota Motor Credit Corp., 2.15%, 2/13/30	1,275,000	1,183,848
Toyota Motor Credit Corp., 2.90%, 3/30/23	1,475,000	1,484,257
Toyota Motor Credit Corp., 3.38%, 4/1/30	1,000,000	1,011,712
Toyota Motor Credit Corp., Senior Note, 3.45%, 9/20/23	170,000	176,397
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	100,000	92,898
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(a)	75,000	56,250
Univar Solutions USA, Inc., 5.13%, 12/1/27(a)	75,000	68,250
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25(a)	100,000	64,000
Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	200,000	194,914
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(a)	215,000	214,310
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(a)	215,000	212,648
Walmart, Inc., 3.05%, 7/8/26	169,000	182,382
Walmart, Inc., Senior Note, 2.55%, 4/11/23	194,000	200,933
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	354,134
Williams Scotsman International, Inc., 6.88%, 8/15/23(a)	175,000	159,250
Wyndham Destinations, Inc., 4.63%, 3/1/30(a)	25,000	19,250
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(a)	$75,000	$67,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29(a)	25,000	22,750
Yum! Brands, Inc., 7.75%, 4/1/25(a)	25,000	26,250
Total Consumer, Cyclical		26,295,776
CONSUMER, NON-CYCLICAL – 6.1%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	150,000	204,980
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	1,000,069
AbbVie, Inc., 3.20%, 11/21/29(a)	1,250,000	1,275,217
AbbVie, Inc., 4.05%, 11/21/39(a)	48,000	50,339
AbbVie, Inc., 4.25%, 11/21/49(a)	1,222,000	1,318,134
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	230,082
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23(a)	75,000	42,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P. Albertsons LLC, 3.50%, 2/15/23(a)	50,000	49,225
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P. Albertsons LLC, 4.63%, 1/15/27(a)	50,000	49,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P. Albertsons LLC, 4.88%, 2/15/30(a)	25,000	24,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P. Albertsons LLC, 5.75%, 3/15/25	25,000	24,969
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.88%, 2/15/28(a)	25,000	25,445
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 6/15/24	175,000	177,625
Allergan Funding SCS, 4.55%, 3/15/35	380,000	418,469

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   29

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26(a)	$175,000	$171,282
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(a)	125,000	117,800
Allina Health System, 3.89%, 4/15/49	90,000	96,012
Altria Group, Inc., 2.85%, 8/9/22	155,000	155,713
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	104,007
Amgen, Inc., 3.15%, 2/21/40	278,000	274,018
Amgen, Inc., 3.38%, 2/21/50	213,000	222,083
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	122,000	133,164
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	110,843
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	212,000	224,577
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	232,834
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	355,000	417,787
Archer-Daniels-Midland Co., 2.75%, 3/27/25	66,000	67,371
Ascension Health, 3.11%, 11/15/39	120,000	122,067
ASGN, Inc., 4.63%, 5/15/28(a)	50,000	46,875
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25(a)	100,000	57,500
Avantor, Inc., 6.00%, 10/1/24(a)	75,000	78,577
Avantor, Inc., Senior Note, 9.00%, 10/1/25(a)	100,000	105,270
Avery Dennison Corp., 2.65%, 4/30/30	66,000	61,429
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	25,000	19,878
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Bausch Health Americas, Inc., Senior Note, 8.50%, 1/31/27(a)	$75,000	$78,375
Bausch Health Cos., Inc., 5.88%, 5/15/23(a)	7,000	6,930
Bausch Health Cos., Inc., 6.13%, 4/15/25(a)	225,000	221,625
Bausch Health Cos., Inc., 9.00%, 12/15/25(a)	325,000	342,615
Baxter International, Inc., 3.75%, 10/1/25(a)	301,000	319,916
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	200,387
Biogen, Inc., 2.90%, 9/15/20	1,000,000	1,002,902
Bristol-Myers Squibb Co., 2.07%, 5/16/22 (3 month USD LIBOR + 0.38%)(a)(c)	575,000	561,039
Bristol-Myers Squibb Co., 2.88%, 8/15/20(a)	1,000,000	1,003,507
Bristol-Myers Squibb Co., 3.63%, 5/15/24(a)	223,000	235,632
Bristol-Myers Squibb Co., 3.90%, 2/20/28(a)	400,000	445,374
Bristol-Myers Squibb Co., 4.13%, 6/15/39(a)	40,000	48,266
Bristol-Myers Squibb Co., 4.25%, 10/26/49(a)	145,000	181,715
Bristol-Myers Squibb Co., 4.63%, 5/15/44(a)	151,000	193,167
Bristol-Myers Squibb Co., 5.00%, 8/15/45(a)	85,000	114,028
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	1,030,838
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	151,382
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 5/1/25(a)	25,000	23,750
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(a)	25,000	24,250
Centene Corp., 4.25%, 12/15/27(a)	125,000	125,237
Centene Corp., 4.75%, 1/15/25(a)	125,000	126,562
Centene Corp., Senior Note, 5.38%, 6/1/26(a)	50,000	51,505
Central Garden & Pet Co., 6.13%, 11/15/23	140,000	133,336
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(a)	50,000	45,500

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
CHS/Community Health Systems, Inc., 6.63%, 2/15/25(a)	$50,000	$46,250
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	50,000	37,500
CHS/Community Health Systems, Inc., 6.88%, 4/1/28(a)	35,000	14,000
CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	75,000	71,250
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(a)	14,000	12,880
CHS/Community Health Systems, Inc., Secured Note, 8.13%, 6/30/24(a)	50,000	34,644
CHS/Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24(a)	100,000	98,719
Cigna Corp., 2.40%, 3/15/30	1,125,000	1,064,171
Cigna Corp., 4.38%, 10/15/28	190,000	204,372
Cigna Corp., 4.50%, 2/25/26(a)	400,000	431,908
Cigna Corp., 4.80%, 8/15/38	95,000	106,767
Cigna Corp., 4.90%, 12/15/48	70,000	84,609
Coca-Cola Co. (The), 1.75%, 9/6/24	400,000	407,209
Coca-Cola Co. (The), 2.95%, 3/25/25	152,000	162,611
Conagra Brands, Inc., 7.00%, 10/1/28	135,000	162,458
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	5,000	5,632
Conagra Brands, Inc., Senior Note, 3.80%, 10/22/21	395,000	398,078
Conagra Brands, Inc., Senior Note, 4.60%, 11/1/25	113,000	119,642
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22(a)	50,000	49,250
CVS Health Corp., 4.25%, 4/1/50	70,000	72,774
CVS Health Corp., 5.13%, 7/20/45	390,000	447,190
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	96,000	105,433
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	$183,000	$207,816
Darling Ingredients, Inc., 5.25%, 4/15/27(a)	25,000	24,243
DaVita, Inc., 5.13%, 7/15/24	100,000	99,700
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	79,623
Elanco Animal Health, Inc., 5.65%, 8/28/28	25,000	26,383
Eli Lilly & Co., 3.38%, 3/15/29	365,000	393,752
Encompass Health Corp., 4.75%, 2/1/30	25,000	24,625
Encompass Health Corp., 5.75%, 11/1/24	59,000	59,277
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23(a)	200,000	144,876
Envision Healthcare Corp., 8.75%, 10/15/26(a)	100,000	24,250
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	305,195
Ford Foundation (The), Senior Bond, 3.86%, 6/1/47	175,000	203,098
Gartner, Inc., 5.13%, 4/1/25(a)	75,000	73,312
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	129,000	134,636
Graham Holdings Co., 5.75%, 6/1/26(a)	50,000	49,000
HCA, Inc., 5.13%, 6/15/39	125,000	129,106
HCA, Inc., 5.25%, 6/15/26	99,000	103,848
HCA, Inc., 5.38%, 2/1/25	75,000	76,312
HCA, Inc., 5.63%, 9/1/28	125,000	130,837
HCA, Inc., 5.88%, 2/15/26	100,000	104,140
HCA, Inc., 5.88%, 2/1/29	125,000	132,187
Hertz Corp. (The), 6.00%, 1/15/28(a)	50,000	26,250
Hertz Corp. (The), 7.13%, 8/1/26(a)	150,000	78,532
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(a)	25,000	24,625
Humana, Inc., 4.88%, 4/1/30	304,000	326,989
IQVIA, Inc., 5.00%, 5/15/27(a)	50,000	51,125
Kaiser Foundation Hospitals, 4.88%, 4/1/42	1,250,000	1,471,342
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26(a)	25,000	25,125

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   31

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Keurig Dr Pepper, Inc., 4.42%, 5/25/25	$188,000	$200,374
Kimberly-Clark Corp., 2.88%, 2/7/50	450,000	436,771
Kimberly-Clark Corp., 3.10%, 3/26/30	102,000	109,531
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	457,670
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	34,466
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	135,248
Kraft Heinz Foods Co., 3.75%, 4/1/30(a)	25,000	23,844
Kraft Heinz Foods Co., 3.95%, 7/15/25	105,000	103,232
Kraft Heinz Foods Co., 4.38%, 6/1/46	225,000	202,930
Kraft Heinz Foods Co., 4.88%, 10/1/49(a)	345,000	314,077
Kraft Heinz Foods Co., 5.00%, 7/15/35	100,000	99,720
Kraft Heinz Foods Co., 5.00%, 6/4/42	50,000	47,393
Kraft Heinz Foods Co., 5.20%, 7/15/45	100,000	96,247
Kraft Heinz Foods Co., 6.50%, 2/9/40	125,000	136,709
Kraft Heinz Foods Co., 6.88%, 1/26/39	25,000	28,676
Kroger Co. (The), 3.88%, 10/15/46	93,000	91,177
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(a)	25,000	20,500
Laboratory Corp. of America Holdings, 4.70%, 2/1/45	119,000	135,289
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	132,000	135,445
Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	97,550
LifePoint Health, Inc., 4.38%, 2/15/27(a)	25,000	23,550
Mars, Inc., 3.95%, 4/1/49(a)	205,000	222,430
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	86,403
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Massachusetts Institute of Technology, 4.68%, 7/1/2114	$150,000	$205,992
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	468,343
MEDNAX, Inc., 5.25%, 12/1/23(a)	200,000	163,000
MEDNAX, Inc., 6.25%, 1/15/27(a)	50,000	40,125
Merck & Co., Inc., 3.90%, 3/7/39	500,000	589,933
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22(a)	100,000	64,000
MPH Acquisition Holdings LLC, 7.13%, 6/1/24(a)	100,000	87,006
Mylan, Inc., 3.13%, 1/15/23(a)	480,000	465,485
Mylan, Inc., 4.55%, 4/15/28	120,000	117,481
Mylan, Inc., 5.20%, 4/15/48	275,000	246,850
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	1,000,000	900,000
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	247,000	266,048
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(a)	150,000	138,273
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	53,169
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22(a)	23,000	21,735
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	75,000	74,625
PepsiCo, Inc., 2.25%, 3/19/25	152,000	157,789
PepsiCo, Inc., 2.63%, 3/19/27	1,000,000	1,044,692
PepsiCo, Inc., 2.88%, 10/15/49	1,122,000	1,164,435
Pfizer, Inc., 2.63%, 4/1/30	76,000	79,750
Pilgrim’s Pride Corp., 5.75%, 3/15/25(a)	75,000	75,375
Polaris Intermediate Corp., Senior Note, PIK (8.500% Cash or 9.250% PIK), 8.50%, 12/1/22(a)(d)	75,000	58,125
Post Holdings, Inc., 4.63%, 4/15/30(a)	50,000	47,875
Post Holdings, Inc., 5.00%, 8/15/26(a)	100,000	102,915

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Post Holdings, Inc., 5.75%, 3/1/27(a)	$75,000	$76,853
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	53,656
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	156,973
Prestige Brands, Inc., 5.13%, 1/15/28(a)	25,000	24,758
Prestige Brands, Inc., 6.38%, 3/1/24(a)	75,000	76,875
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24(a)	25,000	24,695
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(a)	25,000	21,563
Procter & Gamble Co. (The), 2.45%, 3/25/25	275,000	288,289
Procter & Gamble Co. (The), 2.80%, 3/25/27	450,000	490,704
Procter & Gamble Co. (The), 3.55%, 3/25/40	450,000	524,820
Procter & Gamble Co. (The), 3.60%, 3/25/50	51,000	62,909
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	107,771
Radiology Partners, Inc., 9.25%, 2/1/28(a)	25,000	21,644
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(a)	50,000	51,625
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(a)	100,000	105,500
Select Medical Corp., 6.25%, 8/15/26(a)	50,000	50,000
Service Corp. International, 5.13%, 6/1/29	50,000	51,000
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,250,000	1,275,291
Smithfield Foods, Inc., 4.25%, 2/1/27(a)	91,000	84,475
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	126,000	126,840
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21(a)	90,000	84,249
Sutter Health, 4.09%, 8/15/48	125,000	133,727
Sysco Corp., 2.40%, 2/15/30	131,000	107,622
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Sysco Corp., 6.60%, 4/1/50	$180,000	$195,588
Tenet Healthcare Corp., 4.63%, 7/15/24	25,000	23,813
Tenet Healthcare Corp., 4.63%, 9/1/24(a)	50,000	47,890
Tenet Healthcare Corp., 4.88%, 1/1/26(a)	75,000	71,437
Tenet Healthcare Corp., 5.13%, 11/1/27(a)	50,000	47,750
Tenet Healthcare Corp., Secured Note, 6.25%, 2/1/27(a)	75,000	73,125
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	75,000	69,187
Thermo Fisher Scientific, Inc., 4.50%, 3/25/30	69,000	77,778
Trustees of Boston College, 3.13%, 7/1/52	169,000	176,725
Tyson Foods, Inc., 5.10%, 9/28/48	310,000	384,619
Unilever Capital Corp., 2.00%, 7/28/26	2,125,000	2,119,943
Unilever Capital Corp., 2.13%, 9/6/29	675,000	689,166
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	69,979
United Rentals North America, Inc., 5.50%, 5/15/27	375,000	365,569
United Rentals North America, Inc., 6.50%, 12/15/26	75,000	76,125
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	465,000	472,334
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	270,000	292,886
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	680,137
University of Chicago (The), 2.76%, 4/1/45	100,000	94,488
US Foods, Inc., 5.88%, 6/15/24(a)	50,000	45,124
Vector Group Ltd., 6.13%, 2/1/25(a)	225,000	204,750
Vector Group Ltd., Senior Note, 10.50%, 11/1/26(a)	25,000	20,875
Verscend Escrow Corp., 9.75%, 8/15/26(a)	75,000	74,859
Vizient, Inc., 6.25%, 5/15/27(a)	25,000	24,948

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   33

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25(a)	$50,000	$43,585
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	1,357,220
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	80,000	79,961
Zoetis, Inc., 2.14%, 8/20/21 (3 month USD LIBOR + 0.44%)(c)	725,000	665,262
Total Consumer, Non-cyclical		45,465,495
ENERGY – 2.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	100,000	69,470
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(a)	25,000	16,000
Antero Resources Corp., 5.00%, 3/1/25	200,000	74,000
Antero Resources Corp., 5.38%, 11/1/21	50,000	36,375
Apache Corp., 5.10%, 9/1/40	354,000	156,476
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(a)	50,000	34,500
Archrock Partners L.P./Archrock Partners Finance Corp., 6.88%, 4/1/27(a)	75,000	53,257
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Note, 10.00%, 4/1/22(a)	50,000	26,750
BP Capital Markets America, Inc., 3.00%, 2/24/50	93,000	86,462
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	295,325
Bruin E&P Partners LLC, 8.88%, 8/1/23(a)	100,000	7,000
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26(a)	25,000	1,875
Callon Petroleum Co., 6.13%, 10/1/24	25,000	4,438
Callon Petroleum Co., 6.25%, 4/15/23	25,000	5,938
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Callon Petroleum Co., 6.38%, 7/1/26	$75,000	$12,000
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	155,100
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	91,967
Centennial Resource Production LLC, 5.38%, 1/15/26(a)	50,000	12,000
Centennial Resource Production LLC, 6.88%, 4/1/27(a)	25,000	6,125
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23(a)	50,000	2,275
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(a)	90,000	67,305
Chesapeake Energy Corp., 6.63%, 8/15/20	75,000	21,750
Chesapeake Energy Corp., 6.88%, 11/15/20	25,000	6,750
Chesapeake Energy Corp., 8.00%, 1/15/25	87,000	5,220
Chevron Corp., 2.90%, 3/3/24	507,000	522,567
Cimarex Energy Co., 4.38%, 3/15/29	169,000	113,263
Citgo Holding, Inc., 9.25%, 8/1/24(a)	150,000	122,250
CNX Resources Corp., 5.88%, 4/15/22	50,000	45,750
CNX Resources Corp., 7.25%, 3/14/27(a)	50,000	35,295
Comstock Resources, Inc., 7.50%, 5/15/25(a)	25,000	17,500
Concho Resources, Inc., 4.30%, 8/15/28	90,000	82,285
Continental Resources, Inc., 3.80%, 6/1/24	775,000	391,365
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 5/1/27(a)	75,000	41,228
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	57,256
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	25,000	14,005

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25(a)	$75,000	$39,000
DCP Midstream Operating L.P., 5.13%, 5/15/29	25,000	15,749
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 5/15/25	25,000	24,313
Denbury Resources, Inc., 6.38%, 12/31/24(a)	37,000	14,510
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21(a)	175,000	51,187
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43	25,000	3,375
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	100,000	25,687
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	186,302
Enable Midstream Partners L.P., 4.15%, 9/15/29	106,000	48,772
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	127,000	63,357
Enbridge, Inc., 1.44%, 6/15/20 (3 month USD LIBOR + 0.70%)(c)	675,000	667,734
Endeavor Energy Resources L.P./EER Finance, Inc., 5.50%, 1/30/26(a)	25,000	17,255
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(a)	50,000	34,000
Energy Transfer Operating L.P., 4.90%, 3/15/35	164,000	129,032
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	95,208
Energy Transfer Operating L.P., 5.00%, 5/15/50	505,000	389,821
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	83,727
Energy Transfer Operating L.P., 5.50%, 6/1/27	128,000	111,908
Energy Transfer Operating L.P., 6.13%, 12/15/45	91,000	75,562
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Energy Transfer Operating L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(e)	$100,000	$49,500
EnLink Midstream LLC, 5.38%, 6/1/29	75,000	39,000
EnLink Midstream Partners L.P., 5.45%, 6/1/47	100,000	32,980
EnLink Midstream Partners L.P., 5.60%, 4/1/44	50,000	16,875
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	6,000	2,188
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	158,000	77,689
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	193,874
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	114,000	78,090
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20(f)	150,000	15
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24(a)(f)	75,000	113
EQM Midstream Partners L.P., Senior Note, 4.75%, 7/15/23	270,000	195,399
EQT Corp., 6.13%, 2/1/25	425,000	327,292
EQT Corp., 7.00%, 2/1/30	325,000	242,131
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	125,000	43,437
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/1/28	75,000	52,215
Gulfport Energy Corp., 6.00%, 10/15/24	100,000	24,500
Halliburton Co., 2.92%, 3/1/30	157,000	122,460
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22(a)	1,283,000	1,276,115

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   35

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Hess Midstream Operations L.P., 5.13%, 6/15/28(a)	$75,000	$52,710
Hess Midstream Operations L.P., 5.63%, 2/15/26(a)	100,000	70,606
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28(a)	75,000	33,000
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 2/1/28(a)	50,000	41,875
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26(a)	75,000	49,500
Laredo Petroleum, Inc., 9.50%, 1/15/25	50,000	20,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(a)	25,000	15,000
Marathon Oil Corp., 6.80%, 3/15/32	120,000	87,677
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	71,000	48,571
Matador Resources Co., 5.88%, 9/15/26	50,000	13,982
MEG Energy Corp., 7.00%, 3/31/24(a)	15,000	6,919
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(a)	75,000	21,750
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	116,120
MPLX L.P., Senior Bond, 5.50%, 2/15/49	199,000	168,005
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	136,000	72,774
Murray Energy Corp., Secured Note, PIK (9.000% Cash and 3.000% PIK), 12.00%, 4/15/24(a)(f)	180,991	2
Nabors Industries, Inc., 5.75%, 2/1/25	150,000	33,000
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23(a)	25,000	6,253
Noble Energy, Inc., 4.95%, 8/15/47	103,000	62,357
Noble Energy, Inc., 5.05%, 11/15/44	50,000	30,883
Noble Energy, Inc., 5.25%, 11/15/43	213,000	125,237
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Noble Holding International Ltd., 7.75%, 1/15/24	$21,000	$1,890
Noble Holding International Ltd., 7.88%, 2/1/26(a)	100,000	24,000
NuStar Logistics L.P., 6.00%, 6/1/26	25,000	18,500
Oasis Petroleum, Inc., 6.88%, 3/15/22	100,000	19,750
Occidental Petroleum Corp., 6.45%, 9/15/36	262,000	125,305
Occidental Petroleum Corp., 7.50%, 5/1/31	25,000	12,942
ONEOK, Inc., 3.10%, 3/15/30	1,442,000	1,084,132
ONEOK, Inc., 4.45%, 9/1/49	350,000	271,911
ONEOK, Inc., 4.50%, 3/15/50	250,000	188,233
ONEOK, Inc., 4.95%, 7/13/47	150,000	118,659
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	104,036
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28(a)	50,000	34,000
Pattern Energy Group, Inc., 5.88%, 2/1/24(a)	500,000	496,340
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28(a)	25,000	16,812
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	100,000	61,607
PDC Energy, Inc., 6.13%, 9/15/24	25,000	13,344
Petroleos Mexicanos, 5.50%, 1/21/21	30,000	28,867
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	94,250
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	148,020
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	255,756
Phillips 66, 2.25%, 2/26/21 (3 month USD LIBOR + 0.60%)(c)	881,000	824,116
Plains All American Pipeline L.P., 6.13%, 11/15/22 (6.13% fixed rate until 11/15/22; 4.11% + 3 month USD LIBOR thereafter)(c)(e)	150,000	75,000
Rockies Express Pipeline LLC, 3.60%, 5/15/25(a)	96,000	66,347

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Sanchez Energy Corp., 6.13%, 1/15/23(f)	$100,000	$1,000
Sanchez Energy Corp., 7.75%, 6/15/21(f)	150,000	495
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	156,000	143,758
SESI LLC, 7.13%, 12/15/21(a)	25,000	10,625
SESI LLC, 7.75%, 9/15/24	50,000	13,000
Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	75,000	41,250
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(a)	100,000	47,800
SM Energy Co., 5.63%, 6/1/25	25,000	6,813
SM Energy Co., 6.13%, 11/15/22	50,000	21,156
SM Energy Co., Senior Note, 6.75%, 9/15/26	50,000	15,000
Southwestern Energy Co., 6.20%, 1/23/25	42,000	28,600
Southwestern Energy Co., 7.75%, 10/1/27	25,000	16,437
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	100,000	22,000
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(e)	75,000	1,078
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	75,000	72,425
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	64,896
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27	75,000	64,500
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23(a)	25,000	15,439
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.00%, 1/15/28	25,000	20,152
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/1/30(a)	25,000	19,437
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 4/15/26	$64,000	$53,280
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	50,000	42,625
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 1/15/29	100,000	80,500
TerraForm Power Operating LLC, 4.25%, 1/31/23(a)	75,000	74,437
TerraForm Power Operating LLC, 4.75%, 1/15/30(a)	100,000	97,000
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39(a)	381,372	392,789
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24(a)	20,875	16,700
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 9/1/27	50,000	31,000
Valero Energy Corp., 4.00%, 4/1/29	45,000	43,919
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	315,568
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(a)	100,000	22,000
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(a)	50,000	11,813
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	291,798
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	3,810
Western Midstream Operating L.P., 5.50%, 8/15/48	59,000	22,439
Whiting Petroleum Corp., 6.25%, 4/1/23	75,000	5,625
Whiting Petroleum Corp., 6.63%, 1/15/26	75,000	5,063
Williams Cos., Inc. (The), 5.75%, 6/24/44	271,000	283,305

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   37

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	$200,000	$175,161
Woodside Finance Ltd., 3.70%, 3/15/28(a)	500,000	480,575
WPX Energy, Inc., 4.50%, 1/15/30	75,000	40,725
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	50,000	28,500
Total Energy		15,846,025
FINANCIAL – 10.5%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	562,500	586,945
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24(a)	125,000	121,756
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25(a)	100,000	86,000
AG Issuer LLC, 6.25%, 3/1/28(a)	50,000	42,000
Aia Group Ltd., 3.38%, 4/7/30(a)	350,000	352,814
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	408,667
Ally Financial, Inc., 3.88%, 5/21/24	800,000	720,000
Ally Financial, Inc., 8.00%, 11/1/31	50,000	57,475
American Express Co., 3.40%, 2/22/24	106,000	110,973
American Express Co., Senior Note, 4.20%, 11/6/25	83,000	91,673
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	11,000	10,783
Ameriprise Financial, Inc., 3.00%, 3/22/22	138,000	139,696
Anglo American Capital Co., 5.38%, 4/1/25(a)	200,000	202,135
Athene Holding Ltd., 6.15%, 4/3/30	121,000	120,768
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(c)	991,000	999,384
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., 2.88%, 10/22/30 (2.88% fixed rate until 10/22/29; 0.01% + 3 month USD LIBOR thereafter)(c)	$330,000	$329,535
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	45,953
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	165,000	172,535
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,649,238
Bank of America Corp., 3.50%, 5/17/22, (3 month USD LIBOR + 0.630%) (c)	96,000	97,128
Bank of America Corp., 4.30%, 1/28/25, (3 month USD LIBOR + 2.664%) (c)	475,000	408,500
Bank of America Corp., 4.08%, 3/20/51, (3 month USD LIBOR + 3.150%) (c)	71,000	80,597
Bank of America Corp., Junior Subordinated Bond, Series FF, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)(e)	75,000	76,000
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	2,225,000	2,307,779
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	658,367
Bank of America Corp., Series DD, 6.30%, 3/10/26 (6.30% fixed rate until 3/10/26; 4.55% + 3 month USD LIBOR thereafter)(c)(e)	75,000	78,750
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	340,000	323,000

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., Series X, 6.25%, 9/5/24 (6.25% fixed rate until 9/5/24; 3.71% + 3 month USD LIBOR thereafter)(c)(e)	$125,000	$126,875
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	190,000	247,573
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	99,000	102,356
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	1,000,000	971,305
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	512,471
BankUnited, Inc., 4.88%, 11/17/25	544,000	561,649
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	516,518
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	145,000	116,269
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	465,053
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	497,757
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21(a)	500,000	509,509
Chubb INA Holdings, Inc., 2.88%, 11/3/22	135,000	137,000
CIT Group, Inc., 5.00%, 8/1/23	100,000	96,211
Citigroup, Inc., 5.88%, 2/22/33	135,000	153,584
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(c)	130,000	112,450
Citigroup, Inc., 4.41%, 3/31/31 (SOFR + 3.914%)(c)	141,000	155,139
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(e)	175,000	168,875
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	$65,000	$67,353
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(c)	700,000	742,385
Citigroup, Inc., Senior Note, 3.20%, 10/21/26	1,215,000	1,258,417
Citigroup, Inc., Series U, 5.00%, 9/12/24 Series U (SOFR + 3.813%)(c)(e)	225,000	205,686
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	159,000	182,066
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	94,000	108,528
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,554,000	1,629,458
Citizens Bank NA, 2.46%, 5/26/22 (3 month USD LIBOR + 0.81%)(c)	1,550,000	1,419,293
Citizens Financial Group, Inc., 2.50%, 2/6/30	337,000	298,135
Citizens Financial Group, Inc., 2.85%, 7/27/26	2,000,000	1,950,691
Citizens Financial Group, Inc., 4.30%, 12/3/25	83,000	86,886
CNA Financial Corp., 3.95%, 5/15/24	365,000	379,175
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	281,000	290,916
Comerica, Inc., 4.00%, 2/1/29	1,025,000	1,033,382
Credit Acceptance Corp., 5.13%, 12/31/24(a)	25,000	22,750
Credit Acceptance Corp., 6.63%, 3/15/26	50,000	47,250
Crown Castle Intl Corp., 4.15%, 7/1/50	76,000	75,164
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	200,000	197,337
Discover Bank, 2.70%, 2/6/30	325,000	282,533
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21(a)	1,200,000	1,152,520

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   39

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Duke Realty L.P., 2.88%, 11/15/29	$42,000	$40,391
ESH Hospitality, Inc., 4.63%, 10/1/27(a)	75,000	58,500
ESH Hospitality, Inc., 5.25%, 5/1/25(a)	25,000	21,000
Export Leasing 2009 LLC, 1.86%, 8/28/21	160,064	160,709
FelCor Lodging L.P., 6.00%, 6/1/25	100,000	95,500
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	97,000	103,927
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	645,443
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,260,657
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	361,000	390,014
Genworth Holdings, Inc., 4.90%, 8/15/23	50,000	43,000
Genworth Holdings, Inc., 0, 4.80%, 2/15/24	25,000	21,625
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	100,000	91,267
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	132,960
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	258,000	257,637
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(c)	925,000	950,576
Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30	136,000	141,716
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	515,000	549,883
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/20	80,000	80,482
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Goldman Sachs Group, Inc. (The), Series R, (5 year CMT + 3.224%), 4.95%, 2/10/25 (4.95% fixed rate until 2/10/25; 3.22% + 5 year CMT thereafter)(c)(e)	$50,000	$44,500
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	301,000	404,794
Goldman Sachs Group, Inc. (The), Subordinated Note, 4.25%, 10/21/25	159,000	167,160
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	25,000	22,627
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 7/15/24(a)	50,000	48,000
Healthpeak Properties, Inc., 3.50%, 7/15/29	1,150,000	1,124,919
HNA 2015 LLC, 2.37%, 9/18/27	400,285	415,833
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/29	1,000,000	843,272
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	212,878
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	496,312
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26(a)	50,000	37,375
HUB International Ltd., Senior Note, 7.00%, 5/1/26(a)	100,000	99,000
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	150,000	137,625
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	100,000	92,375
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	175,000	175,437
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	125,000	118,125

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	$100,000	$94,500
Iron Mountain, Inc., 4.88%, 9/15/29(a)	75,000	70,454
JPMorgan Chase & Co., 3.21%, 4/1/23 (3.21% fixed rate until 4/1/22; 0.70% + 3 month USD LIBOR thereafter)(c)	411,000	418,858
JPMorgan Chase & Co., (3 month USD LIBOR + 0.945%), 3.51%, 1/23/29(c)	210,000	216,403
JPMorgan Chase & Co., (3 month USD LIBOR + 1.337%), 3.78%, 2/1/28(c)	1,525,000	1,637,581
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(c)	215,000	188,168
JPMorgan Chase & Co., 4.49%, 3/24/31 (SOFR + 3.790%)(c)	73,000	84,689
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(e)	125,000	130,625
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	207,000	196,650
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	76,000	84,926
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	2,045,000	2,197,664
JPMorgan Chase & Co., Senior Bond, 4.45%, 12/5/29 (4.45% fixed rate until 12/5/28; 1.33% + 3 month USD LIBOR thereafter)(c)	750,000	841,639
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., Series X, 6.10%, 10/1/24 (6.10% fixed rate until 10/1/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	$25,000	$25,475
Kennedy-Wilson, Inc., 5.88%, 4/1/24	150,000	134,205
KeyBank NA, Senior Note, 2.30%, 9/14/22	560,000	560,609
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	520,960
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(a)	25,000	19,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22(a)	75,000	67,125
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21(a)	75,000	63,000
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	111,398
Liberty Mutual Group, Inc., 4.50%, 6/15/49(a)	85,000	82,746
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	700,000	774,246
LPL Holdings, Inc., 4.63%, 11/15/27(a)	25,000	22,866
M&T Bank Corp., 2.47%, 7/26/23 (3 month USD LIBOR + 0.68%)(c)	1,000,000	915,298
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	4,000	4,329
Manufacturers & Traders Trust Co., 2.22%, 12/1/21 (2.55% fixed rate until 1/31/20; 0.64% + 3 month USD LIBOR thereafter)(c)	1,000,000	971,498
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	516,429
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	82,000	82,607
MassMutual Global Funding II, 2.75%, 6/22/24(a)	200,000	197,311

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   41

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mastercard, Inc., 2.00%, 3/3/25	$173,000	$181,345
Mastercard, Inc., 3.85%, 3/26/50	38,000	46,382
MGIC Investment Corp., 5.75%, 8/15/23	50,000	46,291
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	75,000	65,250
Morgan Stanley 2.70%, 1/22/31 (SOFR + 1.143%)(c)	625,000	611,603
Morgan Stanley, 3.63%, 1/20/27	432,000	456,646
Morgan Stanley, 3.95%, 4/23/27	950,000	989,760
Morgan Stanley, 3.62%, 4/1/31 (SOFR + 3.120%)(c)	73,000	75,974
Morgan Stanley, 4.00%, 4/1/25 (SOFR + 2.745%)(c)	975,000	832,650
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	489,025
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,218,735
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	100,000	100,000
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	25,000	21,250
Nationstar Mortgage Holdings, Inc., Senior Note, 8.13%, 7/15/23(a)	50,000	48,890
Nationstar Mortgage Holdings, Inc., Senior Note, 9.13%, 7/15/26(a)	50,000	45,250
Navient Corp., Senior Note, 5.00%, 10/26/20	150,000	147,750
Navient Corp., Senior Note, 6.50%, 6/15/22	125,000	121,277
Navient Corp., Senior Note, 6.75%, 6/25/25	125,000	115,000
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	46,000
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	$321,000	$318,157
Newmark Group, Inc., 6.13%, 11/15/23	50,000	50,857
NFP Corp., 8.00%, 7/15/25(a)	50,000	45,750
NFP Corp., Senior Note, 6.88%, 7/15/25(a)	75,000	73,875
Nuveen Finance LLC, 4.13%, 11/1/24(a)	400,000	382,028
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	926,439
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(a)	100,000	90,339
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	316,439	318,955
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	505,338
People’s United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	513,222
PNC Bank NA, 1.43%, 12/9/22 (3 month USD LIBOR + 0.43%)(c)	1,000,000	944,207
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	514,473
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	444,902
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	507,715
Prologis L.P., 3.00%, 4/15/50	121,000	104,553
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(a)	25,000	20,938
Prudential Financial, Inc., 1.50%, 3/10/26	1,476,000	1,385,325
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	78,000	72,150

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	$159,000	$149,516
Radian Group, Inc., 4.88%, 3/15/27	50,000	49,250
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	75,000	73,875
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	25,000	21,070
Regency Centers L.P., 3.75%, 6/15/24	500,000	523,916
Regions Bank, 2.21%, 8/13/21 (3 month USD LIBOR + 0.50%)(c)	600,000	583,891
Regions Bank, Senior Note, 1.81%, 4/1/21 (3 month USD LIBOR + 0.38%)(c)	1,250,000	1,223,680
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	195,000	268,444
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	551,390
Sabra Health Care L.P./Sabra Capital Corp., 3.90%, 10/15/29	156,000	139,559
Sabra Health Care L.P./Sabra Capital Corp., 4.80%, 6/1/24	101,000	102,515
Sandalwood 2013 LLC, 2.82%, 2/12/26	113,446	117,730
Sandalwood 2013 LLC, 2.84%, 7/10/25	389,388	404,844
SBA Communications Corp., 3.88%, 2/15/27(a)	75,000	75,188
Springleaf Finance Corp., 5.38%, 11/15/29	25,000	22,888
Springleaf Finance Corp., 6.63%, 1/15/28	125,000	117,050
Springleaf Finance Corp., 6.88%, 3/15/25	175,000	176,246
Springleaf Finance Corp., 7.13%, 3/15/26	100,000	97,875
State Street Corp., 2.35%, 11/1/25 (SOFR + 0.940%)(c)	1,000,000	989,753
State Street Corp., 2.83%, 3/30/23 (SOFR + 2.690%)(a)(c)	375,000	378,423
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
State Street Corp., Senior Note, 2.65%, 5/19/26	$500,000	$507,590
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	503,692
Synchrony Financial, 4.50%, 7/23/25	549,000	537,172
Tagua Leasing LLC, 1.58%, 11/16/24	541,801	545,691
Tagua Leasing LLC, 1.90%, 7/12/24	144,677	147,006
Truist Bank, 2.15%, 12/6/24	575,000	569,572
Truist Bank, 2.25%, 3/11/30	250,000	229,225
Truist Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)(c)	125,000	126,391
Truist Financial Corp., 3.88%, 3/19/29	1,000,000	1,014,314
Truist Financial Corp., Senior Note, 3.20%, 9/3/21	290,000	291,809
Truist Financial Corp., Senior Note, 3.70%, 6/5/25	1,000,000	1,010,437
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	257,000	270,726
UBS Group AG, 3.49%, 5/23/23(a)	340,000	343,650
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(a)	100,000	93,000
Unum Group, 4.50%, 12/15/49	134,000	103,939
USAA Capital Corp., 2.63%, 6/1/21(a)	205,000	204,371
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 2/15/27(a)	25,000	23,563
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(a)	25,000	23,688
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/1/26(a)	25,000	22,938
Visa, Inc., 1.90%, 4/15/27	1,000,000	997,180
Visa, Inc., 2.70%, 4/15/40	876,000	869,553
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	99,000	81,180
Wells Fargo & Co., 4.30%, 7/22/27	781,000	837,188
Wells Fargo & Co., 5.61%, 1/15/44	87,000	106,346

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   43

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Wells Fargo & Co., 5.95%, 12/1/86	$65,000	$70,023
Wells Fargo & Co., (3 month USD LIBOR + 1.000%), 2.57%, 2/11/31(c)	670,000	644,548
Wells Fargo & Co., (3 month USD LIBOR + 4.240%), 5.01%, 4/4/51(c)	205,000	259,916
Welltower, Inc., 3.95%, 9/1/23	275,000	272,352
Willis North America, Inc., 3.88%, 9/15/49	93,000	95,775
Willis North America, Inc., 5.05%, 9/15/48	88,000	108,430
Zions Bancorp NA, 3.25%, 10/29/29	271,000	229,912
Zions Bancorp NA, 3.35%, 3/4/22	600,000	588,292
Zions Bancorp NA, 3.50%, 8/27/21	500,000	499,414
Total Financial		79,050,785
INDUSTRIAL – 3.4%
3M Co., 2.00%, 2/14/24 (3 month USD LIBOR + 0.30%)(c)	1,000,000	996,044
3M Co., 2.65%, 4/15/25	1,000,000	1,043,719
3M Co., 3.05%, 4/15/30	1,000,000	1,047,278
3M Co., 3.13%, 9/19/46	975,000	886,004
3M Co., 3.70%, 4/15/50	1,088,000	1,217,465
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	502,730
ABB Finance USA, Inc., 3.38%, 4/3/23	216,000	224,541
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	25,000	22,250
AECOM, 5.13%, 3/15/27	200,000	180,000
Amsted Industries, Inc., 5.63%, 7/1/27(a)	225,000	218,906
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	50,000	43,500
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	98,750
Arconic, Inc., Senior Note, 5.90%, 2/1/27	100,000	93,370
Arrow Electronics, Inc., 4.00%, 4/1/25	84,000	81,117
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	231,000	234,933
Berry Global, Inc., 4.88%, 7/15/26(a)	25,000	25,250
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24(a)	$100,000	$96,500
Boeing Co. (The), 3.75%, 2/1/50	525,000	479,496
Bombardier, Inc., Senior Note, 6.00%, 10/15/22(a)	100,000	75,000
Bombardier, Inc., Senior Note, 7.50%, 3/15/25(a)	75,000	51,937
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25(a)	100,000	78,520
Builders FirstSource, Inc., 5.00%, 3/1/30(a)	25,000	22,500
Builders FirstSource, Inc., 6.75%, 6/1/27(a)	68,000	66,640
Carlisle Cos., Inc., 2.75%, 3/1/30	93,000	81,272
Carrier Global Corp., 3.38%, 4/5/40(a)	193,000	169,407
Carrier Global Corp., 3.58%, 4/5/50(a)	84,000	74,889
Caterpillar Financial Services Corp., 1.95%, 11/18/22	97,000	96,802
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	129,000	130,560
Clean Harbors, Inc., 4.88%, 7/15/27(a)	25,000	24,473
Cloud Crane LLC, Secured Note, 10.13%, 8/1/24(a)	50,000	39,375
CNH Industrial Capital LLC, 4.20%, 1/15/24	482,000	470,909
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	164,000	158,070
Colfax Corp., 6.00%, 2/15/24(a)	25,000	24,875
Colfax Corp., 6.38%, 2/15/26(a)	25,000	24,625
Crowley Conro LLC, 4.18%, 8/15/43	470,000	591,188
CSX Corp., 2.40%, 2/15/30	200,000	196,955
CSX Corp., Senior Bond, 4.75%, 11/15/48	500,000	576,653
DAE Funding LLC, Senior Note, 5.25%, 11/15/21(a)	100,000	91,250
Deere & Co., 3.75%, 4/15/50	57,000	66,435
Energizer Holdings, Inc., 5.50%, 6/15/25(a)	50,000	48,500

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Energizer Holdings, Inc., 7.75%, 1/15/27(a)	$50,000	$51,685
EnPro Industries, Inc., 5.75%, 10/15/26	50,000	48,661
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26(a)	50,000	46,053
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(a)	50,000	36,625
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(a)	25,000	23,139
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26(a)	125,000	97,500
GATX Corp., Senior Note, 2.46%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,470,380
General Dynamics Corp., 4.25%, 4/1/50	112,000	139,080
Graphic Packaging International LLC, 4.75%, 7/15/27(a)	25,000	24,450
Greif, Inc., 6.50%, 3/1/27(a)	50,000	47,955
Griffon Corp., 5.75%, 3/1/28(a)	75,000	70,500
Huntington Ingalls Industries, Inc., 4.20%, 5/1/30(a)	145,000	150,122
Illinois Tool Works, Inc., 3.50%, 3/1/24	111,000	117,537
JB Hunt Transport Services, Inc., 3.88%, 3/1/26	85,000	87,804
JELD-WEN, Inc., 4.63%, 12/15/25(a)	100,000	88,000
John Deere Capital Corp., 2.95%, 4/1/22	238,000	243,046
John Deere Capital Corp., 3.45%, 1/10/24	198,000	208,807
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	58,000	58,093
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	76,000	80,121
Kansas City Southern, 2.88%, 11/15/29	99,000	95,077
Kansas City Southern, 4.30%, 5/15/43	663,000	669,784
Kansas City Southern, 4.70%, 5/1/48	66,000	72,475
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Kirby Corp., Senior Note, 4.20%, 3/1/28	$138,000	$136,059
L3Harris Technologies, Inc., 2.90%, 12/15/29	107,000	101,101
Manitowoc Co., Inc. (The), Secured Note, 9.00%, 4/1/26(a)	25,000	22,125
Martin Marietta Materials, Inc., 3.50%, 12/15/27	128,000	126,483
Matthews International Corp., 5.25%, 12/1/25(a)	85,000	75,227
Mauser Packaging Solutions Holding Co., Senior Note, 7.25%, 4/15/25(a)	175,000	132,573
Nature Conservancy (The), 2.84%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	520,557
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22(a)	75,000	74,812
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26(a)	75,000	69,000
Norfolk Southern Corp., 4.10%, 5/15/49	154,000	164,667
Northrop Grumman Corp., 4.40%, 5/1/30	149,000	171,599
Northrop Grumman Corp., 5.25%, 5/1/50	178,000	242,314
Owens Corning, 4.30%, 7/15/47	271,000	231,592
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(a)	100,000	101,015
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	71,137
Parker-Hannifin Corp., 3.25%, 6/14/29	125,000	126,134
Patrick Industries, Inc., 7.50%, 10/15/27(a)	75,000	73,500
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.35%, 11/1/29(a)	27,000	27,004
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/1/27(a)	107,000	109,960
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 3.95%, 3/10/25(a)	199,000	205,893

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   45

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	$330,000	$340,802
PGT Innovations, Inc., 6.75%, 8/1/26(a)	50,000	47,146
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23(a)	175,000	173,686
Rimon LLC, 2.62%, 6/25/26	382,837	398,305
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	614,315
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	55,000	61,219
Sealed Air Corp., 4.00%, 12/1/27(a)	50,000	46,505
Sealed Air Corp., 5.13%, 12/1/24(a)	100,000	100,500
Silgan Holdings, Inc., 4.13%, 2/1/28(a)	25,000	23,063
SPX FLOW, Inc., 5.63%, 8/15/24(a)	68,000	65,960
Standard Industries, Inc., 5.00%, 2/15/27(a)	75,000	68,250
Standard Industries, Inc., 5.50%, 2/15/23(a)	11,000	10,615
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	175,000	161,166
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24(a)	65,000	62,404
Stanley Black & Decker, Inc., 3.40%, 3/1/26	106,000	110,484
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60(c)	217,000	205,956
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	25,000	24,698
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	100,000	99,000
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(a)	25,000	23,625
Tennant Co., 5.63%, 5/1/25	125,000	120,312
TopBuild Corp., 5.63%, 5/1/26(a)	75,000	69,000
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
TransDigm, Inc., 5.50%, 11/15/27(a)	$325,000	$291,687
TransDigm, Inc., 6.25%, 3/15/26(a)	175,000	174,125
TransDigm, Inc., 6.50%, 7/15/24	50,000	47,607
TransDigm, Inc., 6.50%, 5/15/25	25,000	23,750
TransDigm, Inc., 7.50%, 3/15/27	75,000	72,277
Trident TPI Holdings, Inc., 9.25%, 8/1/24(a)	50,000	41,500
Trimble, Inc., 4.75%, 12/1/24	17,000	17,864
Trimble, Inc., Senior Note, 4.15%, 6/15/23	250,000	252,940
Trimble, Inc., Senior Note, 4.90%, 6/15/28	277,000	298,356
Triumph Group, Inc., 5.25%, 6/1/22	100,000	82,500
Triumph Group, Inc., 6.25%, 9/15/24(a)	25,000	22,283
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	225,000	255,786
United Parcel Service, Inc., 3.90%, 4/1/25	96,000	104,024
United Parcel Service, Inc., 5.30%, 4/1/50	104,000	136,969
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	1,107,823
United Parcel Service, Inc., Senior Note, 1.88%, 4/1/23 (3 month USD LIBOR + 0.45%)(c)	1,030,000	985,848
United Technologies Corp., 4.13%, 11/16/28	145,000	160,066
US Concrete, Inc., 6.38%, 6/1/24	75,000	67,720
Waste Management, Inc., 3.90%, 3/1/35	250,000	285,660
Waste Management, Inc., 4.00%, 7/15/39	400,000	434,543
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	100,000	94,000
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25(a)	100,000	88,000
XPO Logistics, Inc., 6.13%, 9/1/23(a)	125,000	122,344

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
XPO Logistics, Inc., 6.50%, 6/15/22(a)	$69,000	$69,172
Total Industrial		25,426,189
TECHNOLOGY – 1.3%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	25,000	24,750
Amkor Technology, Inc., 6.63%, 9/15/27(a)	25,000	23,500
Apple, Inc., 2.05%, 9/11/26	113,000	116,561
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	392,509
Apple, Inc., Senior Note, 2.85%, 5/6/21	164,000	166,302
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	521,638
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	540,980
Ascend Learning LLC, 6.88%, 8/1/25(a)	50,000	48,500
Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	50,000	44,000
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	272,121
Broadcom, Inc., 3.13%, 4/15/21(a)	70,000	69,142
Broadcom, Inc., 3.13%, 10/15/22(a)	50,000	49,508
Castle US Holding Corp., 9.50%, 2/15/28(a)	100,000	95,000
CDK Global, Inc., 5.25%, 5/15/29(a)	25,000	25,500
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	75,000	79,237
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	50,000	51,515
Dell International LLC/EMC Corp., 5.88%, 6/15/21(a)	66,000	65,752
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	164,000	188,582
Diebold Nixdorf, Inc., 8.50%, 4/15/24	25,000	16,250
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	25,000	23,500
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26(a)	50,000	52,000
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(a)	75,000	79,500
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
EMC Corp., Senior Note, 2.65%, 6/1/20	$102,000	$101,419
Everi Payments, Inc., 7.50%, 12/15/25(a)	77,000	58,520
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23(a)	100,000	26,250
Fiserv, Inc., 4.40%, 7/1/49	71,000	75,646
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	104,000	117,760
IBM Credit LLC, 2.08%, 1/20/21 (3 month USD LIBOR + 0.26%)(c)	1,690,000	1,664,000
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	612,000	632,752
Infor US, Inc., 6.50%, 5/15/22	225,000	219,222
Intel Corp., 3.90%, 3/25/30	233,000	266,628
Intel Corp., Senior Note, 2.45%, 7/29/20	277,000	277,342
International Business Machines Corp., 2.50%, 1/27/22	139,000	142,371
International Business Machines Corp., 4.15%, 5/15/39	750,000	848,628
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(a)	100,000	99,249
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	406,043
MTS Systems Corp., 5.75%, 8/15/27(a)	25,000	23,188
NCR Corp., 5.75%, 9/1/27(a)	100,000	91,000
NCR Corp., 6.13%, 9/1/29(a)	100,000	93,390
NVIDIA Corp., 3.50%, 4/1/50	73,000	79,696
Open Text Holdings, Inc., 4.13%, 2/15/30(a)	50,000	47,013
Oracle Corp., Senior Note, 2.95%, 11/15/24	198,000	208,600
Presidio Holdings, Inc., 4.88%, 2/1/27(a)	50,000	45,000
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	75,000	66,094
PTC, Inc., 3.63%, 2/15/25(a)	25,000	23,375
PTC, Inc., 4.00%, 2/15/28(a)	25,000	24,008
Qorvo, Inc., 4.38%, 10/15/29(a)	50,000	46,500

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   47

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Qorvo, Inc., 5.50%, 7/15/26	$50,000	$52,262
Science Applications International Corp., 4.88%, 4/1/28(a)	75,000	72,000
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24(a)	100,000	98,000
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	125,000	128,906
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25(a)	75,000	68,629
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	604,589
Vericast Corp., Senior Secured Note, 8.38%, 8/15/22(a)	75,000	57,844
Total Technology		9,712,271
UTILITIES – 5.6%
AEP Texas, Inc., Series G, 4.15%, 5/1/49	56,000	58,020
AEP Transmission Co. LLC, 3.15%, 9/15/49	66,000	66,366
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	438,764
Alabama Power Co., 3.75%, 3/1/45	170,000	175,090
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	125,000	141,334
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	300,000	310,077
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	124,000	122,910
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	215,505
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	100,000	92,000
Atmos Energy Corp., 3.38%, 9/15/49	320,000	324,540
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	1,000,000	994,731
Berkshire Hathaway Energy Co., 4.25%, 10/15/50(a)	62,000	70,851
Black Hills Corp., 3.88%, 10/15/49	75,000	64,059
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(a)	$1,000,000	$1,061,726
Calpine Corp., 4.50%, 2/15/28(a)	75,000	72,694
Calpine Corp., 5.13%, 3/15/28(a)	150,000	138,000
Calpine Corp., Senior Note, 5.50%, 2/1/24	100,000	95,000
CenterPoint Energy, Inc., 2.95%, 3/1/30	224,000	211,919
Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	75,000	69,562
Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	96,750
Clearway Energy Operating LLC, 5.75%, 10/15/25	525,000	519,750
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	877,496
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	1,033,055
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	675,446
Consolidated Edison Co. of New York, Inc., 0, 3.95%, 4/1/50	32,000	33,323
Consumers Energy Co., 3.50%, 8/1/51	1,000,000	1,075,721
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	144,000	180,220
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	849,519
Dominion Energy, Inc., 0, 3.30%, 3/15/25	300,000	304,140
Dominion Energy, Inc., 0, 3.60%, 3/15/27	375,000	382,475
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	71,000	62,140
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	283,069
DTE Electric Co., 3.95%, 3/1/49	1,291,000	1,408,579
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	592,178
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	57,006

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Electricite de France S.A., Senior Note, 2.35%, 10/13/20(a)	$16,000	$15,964
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	1,000,000	1,029,295
Emera US Finance L.P., 3.55%, 6/15/26	400,000	381,505
Emera US Finance L.P., 4.75%, 6/15/46	151,000	139,195
Entergy Louisiana LLC, 2.90%, 3/15/51	42,000	36,859
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	352,057
Entergy Texas, Inc., 4.50%, 3/30/39	349,000	409,920
Exelon Corp., 4.05%, 4/15/30	500,000	495,190
Exelon Corp., 4.70%, 4/15/50	522,000	545,254
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	100,000	111,827
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	422,000	567,216
FirstEnergy Transmission LLC, 4.55%, 4/1/49(a)	90,000	89,952
Florida Power & Light Co., 2.85%, 4/1/25	1,037,000	1,090,531
Florida Power & Light Co., 3.99%, 3/1/49	535,000	603,362
Fortis, Inc., Senior Note, 3.06%, 10/4/26	205,000	196,384
Interstate Power & Light Co., 3.50%, 9/30/49	594,000	538,640
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	939,811
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	1,011,260
Interstate Power & Light Co., Senior Note, 4.10%, 9/26/28	500,000	560,077
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	439,324
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	500,000	505,910
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	641,818
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
MidAmerican Energy Co., 3.65%, 4/15/29	$1,000,000	$1,092,272
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	538,602
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42	218,000	208,330
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	485,000	488,531
New England Power Co., Senior Bond, 3.80%, 12/5/47(a)	500,000	512,922
NextEra Energy Operating Partners L.P., 3.88%, 10/15/26(a)	75,000	71,250
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24(a)	625,000	609,375
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	325,000	316,875
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(a)	250,000	243,750
NiSource, Inc., 2.95%, 9/1/29	146,000	138,684
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	112,000	128,742
NorthWestern Corp., 4.18%, 11/15/44	500,000	549,512
NRG Energy, Inc., 6.63%, 1/15/27	100,000	104,000
NRG Energy, Inc., 7.25%, 5/15/26	25,000	26,187
NSTAR Electric Co., 3.95%, 4/1/30	885,000	990,584
Ohio Power Co., 0, 2.60%, 4/1/30	27,000	27,010
Oklahoma Gass & Electric Co., 3.25%, 4/1/30	725,000	726,575
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	770,577
ONE Gas, Inc., Senior Bond, 4.50%, 11/1/48	550,000	645,069
Pacific Gas & Electric Co., 5.40%, 1/15/40(f)	75,000	76,125
Pacific Gas & Electric Co., 6.05%, 3/1/34(f)	50,000	50,500
PacifiCorp, 4.13%, 1/15/49	135,000	146,118

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   49

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
PECO Energy Co., 3.00%, 9/15/49	$102,000	$103,808
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	97,005
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,129,067
Public Service Co. of Colorado, 3.70%, 6/15/28	126,000	133,476
Public Service Co. of Colorado, 4.10%, 6/15/48	594,000	646,805
Public Service Co. of Colorado, Series 34, 3.20%, 3/1/50	650,000	657,736
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	254,413
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	469,425
Sempra Energy, Senior Note, 2.33%, 1/15/21 (3 month USD LIBOR + 0.50%)(c)	358,000	339,108
Southern California Edison Co., 3.65%, 2/1/50	70,000	67,405
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,185,061
Southern California Edison Co., Series D, 3.40%, 6/1/23	1,000,000	1,024,680
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	82,513
Southern Power Co., 0, 2.50%, 12/15/21	1,155,000	1,137,657
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	515,583
Southwestern Public Service Co., 3.75%, 6/15/49	860,000	902,037
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	460,000	414,304
Talen Energy Supply LLC, 6.50%, 6/1/25	25,000	16,183
Talen Energy Supply LLC, 6.63%, 1/15/28(a)	50,000	41,896
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	25,000	22,593
Talen Energy Supply LLC, 10.50%, 1/15/26(a)	75,000	54,000
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	355,000	333,693
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	$125,000	$126,875
Vistra Operations Co. LLC, 5.50%, 9/1/26(a)	50,000	51,500
Vistra Operations Co. LLC, 5.63%, 2/15/27(a)	125,000	128,906
Washington Gas Light Co., 3.65%, 9/15/49	134,000	121,956
Xcel Energy, Inc., 3.40%, 6/1/30	58,000	58,790
Total Utilities		42,433,431
TOTAL CORPORATE BONDS (Cost: $279,514,840)		271,773,299
U.S. GOVERNMENT OBLIGATIONS – 16.1%
U.S. Treasury Bonds, 2.38%, 11/15/49	12,096,000	15,097,320
U.S. Treasury Bonds, 6.25%, 8/15/23	1,500,000	1,800,469
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/37	4,000,000	3,284,105
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37(i)	5,100,000	4,166,583
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	465,000	355,301
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/41	910,000	690,714
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	2,120,000	1,603,222
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/41	465,000	347,285
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	310,000	228,245
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	470,107
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	565,000	402,697
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	344,625
U.S. Treasury Coupon Strip, Zero Coupon, 2/15/44	1,670,000	1,180,515
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	1,775,000	1,236,770
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	385,252
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	277,480
U.S. Treasury Notes, 0.50%, 3/15/23	2,465,000	2,480,406

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes, 0.50%, 3/31/25	$23,274,000	$23,421,281
U.S. Treasury Notes, 0.63%, 3/31/27	6,675,000	6,711,765
U.S. Treasury Notes, 1.13%, 2/28/22	23,135,000	23,524,499
U.S. Treasury Notes, 1.13%, 2/28/25	7,335,000	7,607,484
U.S. Treasury Notes, 1.50%, 11/30/21	1,250,000	1,276,562
U.S. Treasury Notes, 1.50%, 2/15/30	2,785,000	3,002,361
U.S. Treasury Notes, 1.63%, 12/15/22	270,000	279,925
U.S. Treasury Notes, 1.63%, 11/30/26	415,000	444,617
U.S. Treasury Notes, 1.75%, 7/31/21	250,000	255,195
U.S. Treasury Notes, 2.25%, 4/30/21	2,500,000	2,557,227
U.S. Treasury Notes, 2.50%, 1/31/21	1,750,000	1,785,000
U.S. Treasury Notes, 2.50%, 2/28/26	7,370,000	8,233,384
U.S. Treasury Notes, 2.75%, 6/30/25	500,000	560,352
U.S. Treasury Notes, 2.88%, 9/30/23	2,000,000	2,179,297
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,344,460
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $115,288,813)		120,534,505
U.S. GOVERNMENT AGENCIES – 12.8%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	229,481	236,451
Federal Home Loan Mortgage Corp., 2.50%, 12/1/49	494,221	512,194
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	311,351	328,814
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	765,446	808,074
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	917,369	970,193
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	576,619	609,408
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	2,967,935	3,132,351
Federal Home Loan Mortgage Corp., 3.00%, 11/1/49	497,902	522,002
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.00%, 12/1/49	$496,395	$520,336
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	195,790	210,057
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	714,172	766,977
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	326,375	350,615
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	455,736	489,454
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	410,136	437,171
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	957,952	1,027,855
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	367,155	393,480
Federal Home Loan Mortgage Corp., 3.50%, 9/1/47	2,012,009	2,134,670
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	411,211	436,399
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	3,835,889	4,115,151
Federal Home Loan Mortgage Corp., 3.50%, 5/1/49	922,483	973,959
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	209,429	226,338
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	392,644	424,939
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	166,191	180,876
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	589,579	641,608
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	180,483	192,866
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,290,942	1,376,768
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	102,304	111,333
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	818,137	880,145
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	45,651	50,704
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	171,655	186,261
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	171,438	186,167
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	385,332	416,801
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	332,942	364,733

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   51

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 4.50%, 10/1/48	$332,817	$358,169
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	208,979	231,677
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,528,268
Federal National Mortgage Association, 1.63%, 1/7/25	770,000	808,409
Federal National Mortgage Association, 2.00%, 5/1/35(g)	500,000	513,125
Federal National Mortgage Association, 2.50%, 4/1/31	757,924	792,208
Federal National Mortgage Association, 2.50%, 11/1/31	344,944	359,702
Federal National Mortgage Association, 2.50%, 9/1/46	95,087	99,015
Federal National Mortgage Association, 2.50%, 10/1/46	255,283	265,826
Federal National Mortgage Association, 2.50%, 9/1/49	354,230	367,067
Federal National Mortgage Association, 2.50%, 12/1/49	493,976	511,898
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,727,080
Federal National Mortgage Association, 3.00%, 5/1/30	262,342	276,183
Federal National Mortgage Association, 3.00%, 5/1/32	825,302	866,683
Federal National Mortgage Association, 3.00%, 5/1/43	844,901	893,293
Federal National Mortgage Association, 3.00%, 9/1/46	252,778	266,821
Federal National Mortgage Association, 3.00%, 11/1/46	1,842,351	1,943,733
Federal National Mortgage Association, 3.00%, 11/1/46	358,403	377,082
Federal National Mortgage Association, 3.00%, 1/1/47	576,883	607,994
Federal National Mortgage Association, 3.00%, 2/25/47	670,339	718,874
Federal National Mortgage Association, 3.00%, 11/1/47	78,759	81,741
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 12/1/49	$1,885,607	$1,976,389
Federal National Mortgage Association, 3.00%, 1/1/50	2,472,061	2,591,455
Federal National Mortgage Association, 3.00%, 4/1/50(g)	1,000,000	1,048,633
Federal National Mortgage Association, 3.50%, 12/1/30	73,887	77,912
Federal National Mortgage Association, 3.50%, 5/1/33	307,163	323,996
Federal National Mortgage Association, 3.50%, 8/1/33	77,164	81,100
Federal National Mortgage Association, 3.50%, 1/1/41	501,282	538,179
Federal National Mortgage Association, 3.50%, 8/1/42	423,695	454,956
Federal National Mortgage Association, 3.50%, 11/1/42	528,605	567,728
Federal National Mortgage Association, 3.50%, 8/1/43	202,776	217,779
Federal National Mortgage Association, 3.50%, 12/1/45	820,374	874,578
Federal National Mortgage Association, 3.50%, 12/1/45	567,384	604,819
Federal National Mortgage Association, 3.50%, 12/1/46	228,180	244,863
Federal National Mortgage Association, 3.50%, 12/1/46	243,358	258,380
Federal National Mortgage Association, 3.50%, 1/1/47	337,400	357,638
Federal National Mortgage Association, 3.50%, 4/1/47	1,021,292	1,084,173
Federal National Mortgage Association, 3.50%, 8/1/47	21,215	22,593
Federal National Mortgage Association, 3.50%, 9/1/47	568,914	603,790
Federal National Mortgage Association, 3.50%, 11/1/47	9,623	10,359
Federal National Mortgage Association, 3.50%, 11/1/47	170,016	180,323
Federal National Mortgage Association, 3.50%, 4/1/48	92,197	97,389

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 6/1/48	$366,831	$391,133
Federal National Mortgage Association, 3.50%, 11/1/48	841,814	892,386
Federal National Mortgage Association, 3.50%, 2/1/49	447,150	472,786
Federal National Mortgage Association, 3.50%, 3/1/49	2,036,637	2,151,144
Federal National Mortgage Association, 3.50%, 6/1/49	724,769	766,436
Federal National Mortgage Association, 3.50%, 8/1/49	468,749	494,817
Federal National Mortgage Association, 4.00%, 9/1/40	343,390	371,654
Federal National Mortgage Association, 4.00%, 3/1/41	589,618	637,661
Federal National Mortgage Association, 4.00%, 9/1/42	43,495	47,713
Federal National Mortgage Association, 4.00%, 1/1/44	16,043	17,463
Federal National Mortgage Association, 4.00%, 1/1/45	11,385	12,497
Federal National Mortgage Association, 4.00%, 6/1/45	8,427	9,115
Federal National Mortgage Association, 4.00%, 12/1/45	19,734	21,467
Federal National Mortgage Association, 4.00%, 12/1/45	680,838	736,812
Federal National Mortgage Association, 4.00%, 7/1/46	1,024,251	1,104,611
Federal National Mortgage Association, 4.00%, 3/1/47	351,421	380,622
Federal National Mortgage Association, 4.00%, 9/1/47	651,603	698,188
Federal National Mortgage Association, 4.00%, 12/1/47	107,662	117,175
Federal National Mortgage Association, 4.00%, 12/1/47	385,833	414,031
Federal National Mortgage Association, 4.00%, 1/1/48	778,733	836,250
Federal National Mortgage Association, 4.00%, 2/1/48	362,020	388,635
Federal National Mortgage Association, 4.00%, 4/1/48	2,001,705	2,145,989
Federal National Mortgage Association, 4.00%, 6/1/48	334,738	357,117
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 8/1/48	$171,336	$182,888
Federal National Mortgage Association, 4.00%, 9/1/48	29,433	31,378
Federal National Mortgage Association, 4.00%, 10/1/49	11,726	12,429
Federal National Mortgage Association, 4.00%, 12/1/49	1,217	1,298
Federal National Mortgage Association, 4.00%, 4/1/50(g)	500,000	533,856
Federal National Mortgage Association, 4.50%, 9/1/40	347,429	380,614
Federal National Mortgage Association, 4.50%, 2/1/41	580,221	635,868
Federal National Mortgage Association, 4.50%, 7/1/46	311,075	338,794
Federal National Mortgage Association, 4.50%, 1/1/48	281,681	308,585
Federal National Mortgage Association, 4.50%, 2/1/48	47,654	52,184
Federal National Mortgage Association, 4.50%, 3/1/48	267,872	288,019
Federal National Mortgage Association, 4.50%, 3/1/48	211,747	231,876
Federal National Mortgage Association, 4.50%, 5/1/48	213,133	233,395
Federal National Mortgage Association, 4.50%, 5/1/48	159,581	174,751
Federal National Mortgage Association, 4.50%, 7/1/48	174,219	187,642
Federal National Mortgage Association, 4.50%, 11/1/48	473,086	509,417
Federal National Mortgage Association, 4.50%, 12/1/48	2,879	3,096
Federal National Mortgage Association, 5.00%, 9/1/40	278,491	308,717
Federal National Mortgage Association, 5.00%, 2/1/41	148,795	165,444
Federal National Mortgage Association, 5.00%, 7/1/44	398,934	442,134
Federal National Mortgage Association, 5.00%, 5/1/48	168,295	182,059
Federal National Mortgage Association, 5.00%, 6/1/48	64,914	70,149
Federal National Mortgage Association, 5.00%, 8/1/48	45,387	50,307

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   53

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 5.50%, 2/1/42	$98,358	$110,675
Government National Mortgage Association, 2.50%, 12/20/46	226,201	237,576
Government National Mortgage Association, 3.00%, 12/20/42	417,645	448,492
Government National Mortgage Association, 3.00%, 12/20/45	174,928	187,887
Government National Mortgage Association, 3.00%, 9/20/46	283,900	304,169
Government National Mortgage Association, 3.00%, 10/20/46	585,002	626,190
Government National Mortgage Association, 3.00%, 2/20/47	613,958	655,370
Government National Mortgage Association, 3.00%, 4/20/47	413,760	441,510
Government National Mortgage Association, 3.00%, 12/20/47	405,689	432,590
Government National Mortgage Association, 3.00%, 1/20/48	479,905	511,724
Government National Mortgage Association, 3.00%, 4/20/49	908,337	962,510
Government National Mortgage Association, 3.00%, 4/1/50(g)	500,000	528,885
Government National Mortgage Association, 3.50%, 2/20/42	359,221	384,054
Government National Mortgage Association, 3.50%, 7/20/42	535,027	572,016
Government National Mortgage Association, 3.50%, 11/20/42	234,647	250,870
Government National Mortgage Association, 3.50%, 8/20/45	118,788	126,258
Government National Mortgage Association, 3.50%, 9/20/45	121,426	129,248
Government National Mortgage Association, 3.50%, 4/20/46	178,255	189,826
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 12/20/46	$947,821	$1,007,284
Government National Mortgage Association, 3.50%, 1/20/47	657,061	692,437
Government National Mortgage Association, 3.50%, 11/20/47	411,301	436,840
Government National Mortgage Association, 3.50%, 1/20/48	826,309	876,480
Government National Mortgage Association, 3.50%, 11/20/48	1,764,565	1,863,205
Government National Mortgage Association, 3.50%, 6/20/49	1,066,629	1,124,554
Government National Mortgage Association, 4.00%, 11/20/40	187,187	204,072
Government National Mortgage Association, 4.00%, 2/20/46	449,531	487,470
Government National Mortgage Association, 4.00%, 3/20/46	174,261	189,906
Government National Mortgage Association, 4.00%, 5/20/47	339,217	363,543
Government National Mortgage Association, 4.00%, 8/20/47	168,409	181,604
Government National Mortgage Association, 4.00%, 9/20/47	2,621,171	2,824,935
Government National Mortgage Association, 4.00%, 4/20/49	978,907	1,043,695
Government National Mortgage Association, 4.50%, 9/20/39	183,908	202,610
Government National Mortgage Association, 4.50%, 7/20/41	103,084	113,587
Government National Mortgage Association, 4.50%, 2/20/47	83,315	90,380
Government National Mortgage Association, 4.50%, 8/20/47	161,810	174,914

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.50%, 1/20/48	$539,641	$575,693
Government National Mortgage Association, 4.50%, 3/20/48	114,412	121,783
Government National Mortgage Association, 4.50%, 7/20/48	275,967	296,062
Government National Mortgage Association, 4.50%, 6/20/49	760,685	807,196
Government National Mortgage Association, 5.00%, 7/20/45	251,154	276,595
NCUA Guaranteed Notes, Series A5, 3.45%, 6/12/21	1,000,000	1,002,906
United States International Development Finance Corp., 1.79%, 10/15/29	1,000,000	1,044,301
United States International Development Finance Corp., 2.58%, 7/15/38	750,000	829,318
United States International Development Finance Corp., 2.74%, 9/15/29	500,425	541,077
United States International Development Finance Corp., 3.52%, 9/20/32	446,429	510,416
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $91,501,805)		95,800,345
ASSET-BACKED SECURITIES – 11.3%
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,436,697	1,433,227
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	509,242
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	499,583
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	100,193
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	100,000	100,598
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	$300,000	$290,687
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	491,045
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, ABS, 1.48%, 1/21/25	300,000	283,039
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 3.19%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	468,288
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.85%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	6,683	6,290
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 2.89%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	942,222
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	197,343
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	300,000	295,208
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(a)	400,000	378,325
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	500,000	437,883
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, ABS, 2.33%, 8/20/26(a)	300,000	264,115
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CR, 4.38%, 1/15/29 (3 month USD LIBOR + 2.55%)(a)(c)	660,000	583,525
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 3.18%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	484,915

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   55

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 2.88%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	$1,250,000	$1,214,432
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.05%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	480,236
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33(a)	902,447	661,730
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	953,212	859,970
CARS-DB4 L.P., Series 2020-1A, Class B1, ABS, 4.17%, 2/15/50(a)	540,000	489,312
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.06%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	1,000,000	924,989
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	520,169	498,200
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29(a)	450,000	348,031
CFMT 2019-HB1 LLC, Series 2019-HB1, Class A, 2.39%, 12/25/29(a)(c)	1,306,556	1,290,940
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, 1.80%, 6/25/34 (1 month USD LIBOR +0.855%)(c)	50,016	42,678
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 3.04%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	942,232
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	700,968
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	132,635	136,659
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28(a)	250,000	241,845
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
CSMC Trust, Series 2006-CF2, Class M3, 1.60%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(c)	$25,000	$23,558
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58(a)(c)	159,386	146,452
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.72%, 4/20/28 (3 month USD LIBOR + 0.90%)(a)(c)	1,000,000	973,944
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	197,447
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.06%, 10/15/29 (3 month USD LIBOR + 1.23%)(a)(c)	500,000	472,091
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 2.05%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	21,143	20,174
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27(a)	1,200,000	1,192,011
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27(a)	200,000	200,336
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	352,400	351,810
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, 3/15/29(a)	400,000	397,420
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(a)	500,000	547,858
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30(a)	400,000	401,693
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	700,000	721,455
Ford Credit Auto Owner Trust, Series 2020-REV1, 2.04%, 8/15/31(a)	600,000	555,315
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	200,000	192,538
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24(a)	137,166	134,390

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24(a)	$190,000	$180,472
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	102,019
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26(a)	800,000	733,046
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class AR, ABS, (3 month USD LIBOR + 0.950%), 2.60%, 4/20/29(a)(c)	1,410,000	1,360,649
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27(a)	1,470,000	1,463,210
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	737,682	765,537
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	339,878	344,787
HERO Funding Trust, Series 2020-1A, Class A, ABS, 2.59%, 9/20/57(a)	1,000,000	922,781
Home Equity Asset Trust, Series 2003-1, Class M1, 2.45%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	6,178	5,802
HPS Loan Management Ltd., Series 15A-19, Class A1, 3.12%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(c)	500,000	467,976
KREF Ltd., Series 2018-FL1, Class A, 1.90%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,348,998
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	200,000	200,786
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59(a)	80,423	72,548
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59(a)	85,610	71,912
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59(a)	181,888	183,511
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(a)(c)	$68,395	$68,305
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,234,568	1,327,030
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48(a)	914,322	929,258
Madison Park Funding XIX Ltd, 2.37%, 1/22/28 (3 month USD LIBOR +1.500%)(a)(c)	1,150,000	1,091,200
Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.20%, 11/20/30(a)	1,000,000	934,760
MCA Fund II Holding LLC, Series 2017-1, Class A, 3.56%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(c)	297,537	296,115
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49(a)	540,000	427,865
Midocean Credit CLO IX, Series 2018-9A, Class A1, 2.97%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	464,456
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	100,497
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	283,653
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	285,059
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 1.77%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	7,327	7,003
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 2.95%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	1,000,000	916,952
Mountain View CLO LLC, Series 2017-2A, Class A, 3.05%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	241,088
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(a)	389,513	311,380

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   57

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	$1,307,215	$1,227,608
Nationstar HECM Loan Trust, Series 2018-2A, Class M1, 3.55%, 7/25/28(a)(c)	1,300,000	1,298,747
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	200,000	202,591
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	300,000	295,315
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/68(a)	300,000	305,596
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68(a)	400,000	404,298
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(a)	300,000	301,006
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59(a)	200,000	206,914
Newtek Small Business Loan Trust, Series 2018-1, Class A, 2.65%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	619,314	597,752
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.95%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	298,045	288,904
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/52(a)	870,000	830,318
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 2.69%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(c)	2,000,000	1,921,478
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22(a)	1,100,000	1,095,751
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(a)	500,000	497,637
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	600,000	585,169
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31(a)	$630,000	$592,392
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24(a)	750,000	705,759
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24(a)	490,000	461,861
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24(a)	200,000	184,379
Oportun Funding XII LLC, Series 2018-D, Class A, 4.15%, 12/9/24(a)	100,000	92,349
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(a)	750,000	756,611
Oxford Finance Funding LLC, Series 2020-1A, Class A2, ABS, 3.10%, 2/15/28(a)	800,000	767,672
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 3.21%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	468,250
Palmer Square Loan Funding Ltd., Series 2019-2A, Class B, 4.07%, 4/20/27 (3 month USD LIBOR + 2.25%)(a)(c)	835,000	754,927
Palmer Square Loan Funding Ltd., Series 2019-3A, Class B, 3.80%, 8/20/27 (3 month USD LIBOR + 2.10%)(a)(c)	950,000	862,347
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75%, 12/27/44(a)(c)	502,833	446,410
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27(a)	750,000	718,704
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27(a)	510,000	474,127
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	342,469	356,916
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)	570,000	496,932

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.91%, 11/25/28(a)(c)	$1,470,000	$1,468,532
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	300,000	297,432
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	484,453
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	700,000	683,473
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	289,490
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 1/26/32(a)	1,060,000	1,015,024
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(a)	241,208	239,272
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35(a)	128,525	123,918
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36(a)	114,953	114,061
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.59%, 5/20/36(a)	277,607	273,279
SoFi Consumer Loan Program Trust, Series 2020-1, Class 1A, 2.02%, 1/25/29(a)	571,565	531,461
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	400,000	387,040
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	300,000	299,856
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48(a)	700,000	703,902
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48(a)	$900,000	$902,050
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46(a)	400,000	387,006
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 2.86%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	231,379
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30(a)	600,000	574,863
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	1,256,242	1,230,631
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(a)	1,042,796	984,336
STWD Ltd., Series 2019-FL1, Class B, 2.31%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(c)	470,000	401,328
STWD Ltd., Series 2019-FL1, Class C, 2.66%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(c)	280,000	226,213
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	240,999	212,266
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	463,693	352,043
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	1,300,000	1,294,078
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	486,250	469,722
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48(a)	493,750	481,411
Tesla Auto Lease Trust, Series 2019-A, Class A3, ABS, 2.16%, 10/20/22(a)	1,000,000	1,002,653
Tesla Auto Lease Trust, Series 2019-A, Class A4, 2.20%, 11/21/22(a)	500,000	489,132

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   59

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
TH Msrissuer Trust, Series 2019-FT1, Class A, 3.75%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(c)	$450,000	$409,631
THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.71%, 1/15/26 (3 month USD LIBOR + 0.88%)(a)(c)	299,502	296,780
TICP CLO IX Ltd., Series 2017-9A, Class A, 2.96%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	944,393
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)(c)	145,071	146,664
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58(a)(c)	224,708	224,456
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, 7/25/58(a)(c)	81,668	82,410
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58(a)(c)	195,248	200,396
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(a)	400,000	405,228
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20(a)	1,250,000	1,248,387
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22(a)	200,000	204,410
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 3.28%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	461,267
Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 2.96%, 7/25/29 (3 month USD LIBOR + 1.17%)(a)(c)	1,250,000	1,188,389
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	840,071	791,930
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	245,211	200,013
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	847,567	559,540
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Wellfleet CLO Ltd., Series 2018-1A, Class A, 2.94%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	$1,000,000	$934,040
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	477,500	455,941
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	493,750	469,769
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23(a)	210,000	208,762
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25(a)	300,000	298,526
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	400,000	382,104
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	95,175
York CLO-6 Ltd., Series 2019-1A, Class A1, 3.15%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	465,431
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.17%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	906,117
TOTAL ASSET-BACKED SECURITIES (Cost: $88,881,015)		84,963,880
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.5%
20 Times Square Trust, Series 2018-20TS, Class E, 3.10%, 5/15/35(a)(c)	600,000	502,619
225 Liberty Street Trust, Series 2016-225L, Class A, 3.60%, 2/10/36(a)	1,000,000	1,034,414
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.56%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(c)	400,000	340,074
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.36%, 9/15/48(c)	500,000	422,050
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	646,451
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	468,099

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BBCMS Trust, Series 2015-SRCH, Class C, 4.80%, 8/10/35(a)	$500,000	$450,634
BBCMS Trust, Series 2015-SRCH, Class D, 4.96%, 8/10/35(a)(c)	780,000	674,327
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.05%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(c)	84,391	83,977
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 2.55%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(c)	150,000	128,334
Benchmark 2019-B9 Mortgage Trust, Series 2019-B9, Class B, 4.47%, 3/15/52	150,000	142,646
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	531,009
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.06%, 1/15/51(c)	850,000	808,520
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62(a)(c)	500,000	340,407
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	931,431
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 1.51%, 12/15/36 (1 month USD LIBOR +0.800%)(a)(c)	700,000	649,184
BXMT 2020-FL2 Ltd., Series 2020-FL2, Class A, 1.70%, 2/16/37 (1 month USD LIBOR +0.900%)(a)(c)	840,000	718,523
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	784,262
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	473,441
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	909,045
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(a)	250,000	244,891
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39(a)(c)	$400,000	$304,844
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 2.46%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,227,312
CIM Trust, Series 2017-2, Class A1, 3.58%, 12/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	83,577	86,080
CIM Trust, Series 2017-3, Class A1, 3.58%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	71,880	71,028
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57(a)(c)	193,383	179,465
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	117,054
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	112,976
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	816,914
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	1,100,000	1,117,788
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class C, 3.62%, 11/10/52(c)	450,000	317,244
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class D, 5.29%, 8/10/46(a)(c)	1,000,000	883,036
COMM Mortgage Trust, Series 2014-CR19, Class C, 4.73%, 8/10/47(c)	233,000	206,324
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.11%, 3/10/48(c)	500,000	433,082
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	718,322
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.65%, 2/10/49(c)	500,000	501,929

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   61

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 8/15/57	$500,000	$503,678
Connecticut Avenue Securities Trust, Series 2020-R01, 1.75%, 1/25/40 (1 month USD LIBOR +0.800%)(a)(c)	98,954	94,615
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	136,599	139,905
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48(c)	300,000	294,660
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	759,804
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(c)	396,962	399,998
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,123,266
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.69%, 11/10/46(a)(c)	500,000	485,110
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.15%, 10/25/29 (1 month USD LIBOR + 1.20%)(c)	118,029	114,923
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 1.70%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	99,234	97,613
Federal Home Loan Mortgage Corp., Series 2018-SPI1, Class M1, 3.73%, 2/25/48(a)(c)	11,007	10,936
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.81%, 5/25/48(a)(c)	4,335	4,194
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, 4.15%, 8/25/48(a)(c)	23,574	23,018
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48(a)(c)	9,138	7,515
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, CMO, REMIC, 2.80%, 2/25/50 (1 month USD LIBOR + 1.850%)(a)(c)	$10,000	$6,352
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, CMO, REMIC, 3.91%, 3/25/50 (1 month USD LIBOR + 3.100%)(a)(c)	14,000	9,009
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	1,000,000	1,083,073
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 8.71%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	207,196	261,182
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27(c)	500,000	560,517
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	430,531
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,124,703
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27(c)	875,000	978,415
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	646,022
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	325,000	379,922
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28(c)	770,000	901,511
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(c)	150,000	174,994
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28(c)	875,000	1,047,911
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28(c)	350,000	417,146

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28(c)	$600,000	$710,987
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28(c)	100,000	118,545
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29(c)	360,000	422,819
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29(c)	700,000	807,364
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	871,559
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33(c)	600,000	708,403
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	500,272
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.09%, 4/25/28(c)	1,580,000	1,758,680
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 3.55%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	123,786	111,065
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.95%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	165,572	151,499
Federal National Mortgage Association, Series 2015-C04, Class 1M2, CMO, 6.65%, 4/25/28 (1 month USD LIBOR +5.700%)(c)	24,272	23,999
Federal National Mortgage Association, Series 2015-C04, Class 2M2, CMO, 6.50%, 4/25/28 (1 month USD LIBOR +5.550%)(c)	15,179	14,057
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2016-C01, Class 1M2, CMO, 7.70%, 8/25/28 (1 month USD LIBOR +6.750%)(c)	$29,623	$28,287
Federal National Mortgage Association, Series 2016-C01, Class 2M2, CMO, 7.90%, 8/25/28 (1 month USD LIBOR +6.950%)(c)	43,866	43,815
Federal National Mortgage Association, Series 2016-C03, Class 2M2, CMO, 6.85%, 10/25/28 (1 month USD LIBOR +5.900%)(c)	55,951	54,552
Federal National Mortgage Association, Series 2017-C02, Class 2ED4, 1.80%, 9/25/29 (1 month USD LIBOR + 0.85%)(c)	145,000	116,675
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 3.15%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	37,104	35,889
Federal National Mortgage Association, Series 2018-C02, Class 2EA2, 1.85%, 8/25/30(c)	52,795	49,273
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 1.80%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	200,000	189,209
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.38%, 7/25/28(c)	210,843	230,940
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.38%, 7/25/28(c)	1,225,000	1,361,428

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   63

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.58%, 8/25/28(c)	$550,000	$620,616
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28(c)	500,000	574,173
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	990,290	1,002,586
Federal National Mortgage Association, Series 2019-M22, Class A1, 2.10%, 8/25/29	947,565	968,149
Federal National Mortgage Association, Series 2019-M25, Class AV1, 2.05%, 12/25/26	1,064,596	1,094,171
Freddie Mac STACR Trust, Series 2019-HRP1, Class M1, 1.70%, 2/25/49 (1 month USD LIBOR + 0.75%)(a)(c)	56,454	55,348
Government National Mortgage Association, 3.50%, 1/20/49	394,349	430,393
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	363,499	385,419
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	425,309	464,131
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	446,591	467,942
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(h)	116,416	13,861
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(c)	800,000	850,970
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.18%, 12/10/43(a)(c)	500,000	484,760
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,144,566
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	$1,000,000	$1,027,220
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,119,345
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 1.37%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	60,146	50,746
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34(a)(c)	900,000	867,856
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,129,208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.71%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(c)	400,000	371,749
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(c)	33,052	33,047
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47(a)(c)	277,063	275,894
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(c)	33,823	32,877
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.38%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	55,687	51,371
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(c)	22,888	22,612
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(c)	16,741	17,064
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(c)	51,339	50,515
JP Morgan Mortgage Trust, Series 2019-2, Class A4, CMO, 4.00%, 8/25/49(a)(c)	10,069	9,959
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.90%, 6/25/50(a)(c)	34,886	27,696

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class AS, 4.20%, 9/15/47(c)	$860,000	$891,488
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.91%, 11/15/47(a)(c)	470,000	375,550
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	320,000	333,787
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	120,214
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,098,975	1,157,482
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	690,000	732,251
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,134,791
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,025,821
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36(a)	767,193	747,445
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 3.08%, 4/1/24 (1 month USD LIBOR + 1.50%)(a)(c)	81,842	79,327
MBRT, Series 2019-MBR, Class A, 1.56%, 11/15/36 (1 month USD LIBOR + 0.85%)(a)(c)	420,000	356,389
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(a)(c)	129,925	131,060
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.91%, 11/15/46(c)	375,000	340,319
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	$171,496	$179,427
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	260,329
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(a)	400,000	282,132
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	635,396
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.18%, 7/15/51	250,000	274,701
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 2.11%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	908,390
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,036,155
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	120,376	116,241
Natixis Commercial Mortgage Securities Trust, Series 2018-850T, Class A, 1.49%, 7/15/33 (1 month USD LIBOR + 0.78%)(a)(c)	1,000,000	955,107
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 4.96%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(c)	2,000,000	1,650,701
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1.70%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	118,639	110,210
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57(a)(c)	489,263	488,915
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	350,000	348,650
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/32(a)	1,000,000	920,185

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   65

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
RETL, Series 2019-RVP, Class A, 1.86%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(c)	$87,399	$79,864
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	474,270	502,505
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(a)(c)	43,718	44,553
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49(a)(c)	64,913	64,544
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/49(a)(c)	95,847	97,564
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(a)(c)	150,000	151,138
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(c)	336,362	336,797
STACR Trust, Series 2018-DNA3, Class M1, 1.70%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	55,579	54,728
Station Place Securitization Trust, Series 2019-WL1, Class A, 1.60%, 8/25/52 (1 month USD LIBOR + 0.65%)(a)(c)	83,333	82,987
Station Place Securitization Trust, Series 2020-3, Class A, CMO, 1.88%, 4/24/21 (1 month USD LIBOR +0.950%)(a)(c)	770,000	770,000
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	615,132
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	154,711
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	315,049
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,191,856
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	544,871
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	$1,300,000	$1,325,348
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.11%, 3/10/46(a)(c)	225,000	195,845
VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	1,000,000	997,815
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/45	140,000	140,746
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	464,730
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50(c)	500,000	401,327
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	988,688
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 3.39%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(c)	1,295,000	966,093
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(c)	50,193	50,568
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45(a)(c)	225,000	193,583
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.69%, 12/15/46(c)	350,000	315,303
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $78,588,858)		79,050,628
FOREIGN CORPORATE BONDS – 5.4%
BASIC MATERIALS – 0.4%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29(a)	76,000	74,585
Braskem Netherlands Finance B.V., 4.50%, 1/31/30(a)	207,000	161,253

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Celulosa Arauco y Constitucion S.A., 5.15%, 1/29/50(a)	$700,000	$550,900
Constellium SE, 6.63%, 3/1/25(a)	250,000	225,000
IAMGOLD Corp., 7.00%, 4/15/25(a)	25,000	23,250
LG Chem Ltd., 3.25%, 10/15/24(a)	660,000	683,401
LG Chem Ltd., 3.63%, 4/15/29(a)	1,000,000	986,237
Mineral Resources Ltd., 8.13%, 5/1/27(a)	75,000	70,265
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	175,500
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(a)	25,000	21,838
Total Basic Materials		2,972,229
COMMUNICATIONS – 0.2%
Altice Financing S.A., 5.00%, 1/15/28(a)	200,000	177,000
Altice France S.A., 8.13%, 2/1/27(a)	200,000	208,500
Deutsche Telekom AG, 3.63%, 1/21/50(a)	247,000	243,614
Digicel Group One Ltd., 8.25%, 12/30/22(a)	68,000	32,300
Digicel Group Two Ltd., 8.25%, 9/30/22(a)	98,000	15,190
Intelsat Connect Finance S.A., 9.50%, 2/15/23(a)	150,000	55,125
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(a)	100,000	62,970
Intelsat Luxembourg S.A., 8.13%, 6/1/23	50,000	10,250
Telecom Italia Capital S.A., 6.00%, 9/30/34	125,000	123,750
Telecom Italia SpA, 5.30%, 5/30/24(a)	25,000	25,127
Telesat Canada/Telesat LLC, 4.88%, 6/1/27(a)	25,000	23,870
Vodafone Group PLC, 4.88%, 6/19/49	65,000	71,808
Vodafone Group PLC, 5.25%, 5/30/48	96,000	115,849
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Vodafone Group PLC, (USD 5 year swap rate + 4.873%), 7.00%, 4/4/79 (7.00% fixed rate until 1/4/29; 4.87% + USD 5 year Swap Rate thereafter)(c)	$75,000	$80,187
Total Communications		1,245,540
CONSUMER, CYCLICAL – 0.1%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28(a)	25,000	23,097
Aptiv PLC, 5.40%, 3/15/49	575,000	532,318
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.88%, 2/15/30(a)	50,000	37,985
Gateway Casinos & Entertainment Ltd., Secured Note, 8.25%, 3/1/24(a)	100,000	87,000
Mattamy Group Corp., 4.63%, 3/1/30(a)	50,000	43,000
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(a)	75,000	65,430
Virgin Australia Holdings Ltd., 8.13%, 11/15/24(a)	25,000	11,263
Total Consumer, Cyclical		800,093
CONSUMER, NON-CYCLICAL – 0.1%
Avon International Capital PLC, 6.50%, 8/15/22(a)	25,000	22,125
Bausch Health Cos., Inc., 5.00%, 1/30/28(a)	75,000	71,002
Bausch Health Cos., Inc., 5.25%, 1/30/30(a)	50,000	46,750
Bausch Health Cos., Inc., 5.75%, 8/15/27(a)	25,000	25,740
Bausch Health Cos., Inc., 7.00%, 1/15/28(a)	25,000	25,925
Bausch Health Cos., Inc., 7.25%, 5/30/29(a)	75,000	77,835
DH Europe Finance II Sarl, 3.25%, 11/15/39	146,000	142,374
Garda World Security Corp., 4.63%, 2/15/27(a)	25,000	22,375
GlaxoSmithKline Capital PLC, 3.13%, 5/14/21	163,000	165,214
IHS Markit Ltd., 4.13%, 8/1/23	210,000	218,501

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   67

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(a)	$25,000	$25,250
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24(a)	25,000	25,313
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(a)	75,000	77,437
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(a)	50,000	53,635
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	100,000	73,000
Total Consumer, Non-cyclical		1,072,476
DIVERSIFIED – 0.0%(j)
VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24(a)	50,000	40,438
ENERGY – 0.9%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(a)	475,000	403,750
BP Capital Markets PLC, 3.51%, 3/17/25	365,000	379,912
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	303,286
Ensign Drilling, Inc., 9.25%, 4/15/24(a)	75,000	27,562
Equinor ASA, 3.25%, 11/18/49	1,000,000	984,739
MEG Energy Corp., 7.13%, 2/1/27(a)	50,000	24,875
Nabors Industries Ltd., 7.25%, 1/15/26(a)	50,000	17,000
Nabors Industries Ltd., 7.50%, 1/15/28(a)	25,000	8,000
Parkland Fuel Corp., 5.88%, 7/15/27(a)	75,000	70,305
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	33,750
Petroleos Mexicanos, 6.49%, 1/23/27(a)	262,000	193,225
Petroleos Mexicanos, 7.69%, 1/23/50(a)	121,000	84,095
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49(a)	200,000	212,163
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – (continued)
Suncor Energy, Inc., 5.95%, 5/15/35	$71,000	$65,465
Total Capital International S.A., 2.75%, 6/19/21	1,200,000	1,208,675
Total Capital International S.A., 3.46%, 7/12/49	58,000	59,212
Total Capital International S.A., 3.75%, 4/10/24	1,000,000	1,048,738
Total Capital S.A., 4.45%, 6/24/20	1,400,000	1,399,502
Transocean Pontus Ltd., 6.13%, 8/1/25(a)	73,480	59,519
Transocean Poseidon Ltd., 6.88%, 2/1/27(a)	50,000	40,500
Transocean Sentry Ltd., 5.38%, 5/15/23(a)	50,000	42,000
Transocean, Inc., 7.25%, 11/1/25(a)	25,000	12,570
Transocean, Inc., 7.50%, 4/15/31	25,000	6,371
Transocean, Inc., 8.00%, 2/1/27(a)	100,000	47,500
Transocean, Inc., 9.35%, 12/15/41	25,000	5,993
Total Energy		6,738,707
FINANCIAL – 3.0%
Altice France Holding S.A., 6.00%, 2/15/28(a)	200,000	175,936
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.288%), 2.95%, 7/22/30(a)(c)	200,000	189,507
Banco Santander S.A., 2.71%, 6/27/24	200,000	198,070
Bank of Montreal, 2.05%, 11/1/22	355,000	355,080
Bank of Nova Scotia (The), 2.70%, 8/3/26	1,250,000	1,260,645
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23(a)	490,000	499,081
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(c)	380,000	395,956
BNP Paribas S.A., 3.05%, 1/13/31 (SOFR + 1.507%)(a)(c)	330,000	312,705

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Canadian Imperial Bank of Commerce, 0.82%, 3/17/23 (SOFR + 0.800%)(c)	$575,000	$548,108
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	224,000	221,386
Commonwealth Bank of Australia, 3.74%, 9/12/39(a)	600,000	506,544
Credit Agricole Corporate & Investment Bank S.A., (3 month USD LIBOR + 0.625%), 2.53%, 10/3/21(c)	500,000	492,274
Credit Suisse Group AG, 4.19%, 4/1/31 (SOFR + 3.730%)(a)(c)	250,000	256,096
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(c)	451,000	419,229
DBS Group Holdings Ltd., 2.85%, 4/16/22(a)	203,000	208,329
Deutsche Bank AG, Senior Note, 4.25%, 2/4/21	151,000	145,003
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	443,772
Enstar Group Ltd., 4.95%, 6/1/29	316,000	297,911
Fairstone Financial, Inc., 7.88%, 7/15/24(a)	75,000	70,500
Global Aircraft Leasing Co., Ltd., Senior Note, PIK (6.500% Cash or 7.250% PIK), 6.50%, 9/15/24(a)(d)	275,000	177,100
HSBC Holdings PLC, 3.40%, 3/8/21	268,000	269,474
HSBC Holdings PLC, 4.95%, 3/31/30	1,175,000	1,295,837
ING Groep N.V., Senior Note, 4.63%, 1/6/26(a)	775,000	816,818
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	600,000	547,142
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/49(a)	475,000	408,440
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(c)	173,000	166,838
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mitsubishi UFJ Financial Group, Inc., 2.19%, 2/25/25	$245,000	$242,582
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	290,553
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.10% + 3 month USD LIBOR thereafter)(c)	364,000	359,535
National Australia Bank Ltd., 3.93%, 8/2/34 (5 year CMT + 1.888%)(a)(c)	200,000	196,805
National Bank of Canada, 2.15%, 10/7/22(a)	761,000	753,995
NatWest Markets PLC, 3.63%, 9/29/22(a)	702,000	693,479
Nederlandse Waterschapsbank N.V., 0, 1.75%, 1/15/25(a)	1,000,000	1,047,256
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	544,538
Nederlandse Waterschapsbank N.V., Senior Note, 3.13%, 12/5/22(a)	500,000	532,476
Nomura Holdings, Inc., 3.10%, 1/16/30	200,000	188,115
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 5/8/29; 1.87% + 3 month USD LIBOR thereafter)(c)	210,000	220,122
Royal Bank of Scotland Group PLC, 4.52%, 6/25/24 (4.52% fixed rate until 6/25/23; 1.55% + 3 month USD LIBOR thereafter)(c)	380,000	382,607
Safina Ltd., 2.00%, 12/30/23	264,170	264,571
Shinhan Bank Co., Ltd., 4.00%, 4/23/29(a)	200,000	199,521
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	356,481
Standard Chartered PLC, (5 year CMT + 3.850%), 4.64%, 4/1/31(a)(c)	1,150,000	1,179,256
State Bank of India, 4.38%, 1/24/24(a)	205,000	202,091

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   69

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5 year CMT + 3.582%)(a)(c)	$400,000	$407,600
Toronto-Dominion Bank (The), 1.10%, 9/17/20 (3 month USD LIBOR + 0.26%)(c)	1,200,000	1,192,102
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	400,000	361,834
VCK Lease S.A., 2.59%, 7/24/26	580,381	603,962
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 1.66%, 6/26/24(c)	954,053	939,777
WLB Asset II Pte Ltd., 4.00%, 1/14/24(a)	250,000	254,037
Total Financial		22,091,076
INDUSTRIAL – 0.4%
ARD Finance S.A., Senior Note, PIK (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27(a)(d)	200,000	171,780
Bombardier, Inc., 7.50%, 12/1/24(a)	25,000	16,563
Bombardier, Inc., 7.88%, 4/15/27(a)	175,000	120,750
Canadian National Railway Co., 2.85%, 12/15/21	101,000	99,120
Canadian Pacific Railway Co., 2.05%, 3/5/30	1,037,000	962,910
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26(a)	25,000	24,187
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28(a)	25,000	23,875
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	121,785
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	135,000	115,425
GFL Environmental, Inc., 5.13%, 12/15/26(a)	25,000	24,375
Husky III Holding Ltd., PIK, 13.00%, 2/15/25(a)(d)	50,000	36,724
Ingersoll-Rand Luxembourg Finance S.A., 3.50%, 3/21/26	300,000	300,124
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Johnson Controls International PLC, 6.00%, 1/15/36	$250,000	$293,659
Masonite International Corp., 5.38%, 2/1/28(a)	25,000	24,570
Masonite International Corp., 5.75%, 9/15/26(a)	75,000	73,500
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	168,083
Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,000	168,778
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25(a)	260,000	271,008
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26(a)	50,000	41,750
Waste Connections, Inc., 2.60%, 2/1/30	131,000	122,120
Total Industrial		3,181,086
TECHNOLOGY – 0.0%(j)
Camelot Finance S.A., 4.50%, 11/1/26(a)	75,000	72,750
Open Text Corp., 3.88%, 2/15/28(a)	50,000	47,000
Open Text Corp., 5.88%, 6/1/26(a)	100,000	104,890
Total Technology		224,640
UTILITIES – 0.3%
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79 (6.35% fixed rate until 4/7/25; 4.92% + 5 year CMT thereafter)(a)(c)	1,000,000	760,000
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	402,592
Electricite de France S.A., 5.00%, 9/21/48(a)	250,000	282,378
Enel Finance International N.V., 3.50%, 4/6/28(a)	170,000	170,717
Enel Finance International N.V., 3.63%, 5/25/27(a)	80,000	81,212
Enel Finance International N.V., 4.63%, 9/14/25(a)	200,000	211,366
Engie Energia Chile S.A., 3.40%, 1/28/30(a)	209,000	178,695
Total Utilities		2,086,960
TOTAL FOREIGN CORPORATE BONDS (Cost: $42,221,949)		40,453,245

See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – 2.8%
CALIFORNIA – 1.1%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	$150,000	$228,867
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	218,569
California Health Facilities Financing Authority General Obligation, 1.90%, 6/1/21	1,000,000	999,520
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,060,520
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	328,800
City of Oakland CA, General Obligation, 1.73%, 1/15/26	1,020,000	1,006,750
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,149,435
State of California, General Obligation, 2.25%, 10/1/23	1,000,000	1,024,560
State of California, General Obligation, 2.30%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,007,680
State of California, General Obligation, 4.60%, 4/1/38	500,000	550,535
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	425,065
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	522,265
Total California		8,522,566
Connecticut – 0.1%
Connecticut Housing Finance Authority, 0.66%, 5/15/49 (SOFR + 0.00%)(c)	500,000	494,310
HAWAII – 0.3%
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	562,419
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
HAWAII – (continued)
City & County of Honolulu, HI, General Obligation, Series F-GREEN BOND, 3.94%, 9/1/34	$500,000	$537,550
City & County of Honolulu, HI, General Obligation, 3.75%, 9/1/30	1,000,000	1,093,620
Honolulu City & County Board of Water Supply, 0, 1.93%, 7/1/26	185,000	190,302
Total Hawaii		2,383,891
ILLINOIS – 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	577,620
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	216,149
State of Illinois, General Obligation, 5.10%, 6/1/33	150,000	148,894
Total Illinois		942,663
New Jersey – 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	439,200
New York – 0.1%
City of New York NY, General Obligation, Series C, 3.25%, 12/1/23	580,000	614,098
Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,117,730
Oregon – 0.0%(j)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)	500,000	346,890
Rhode Island – 0.1%
Narragansett Bay Commission, 1.60%, 9/1/25	1,000,000	989,300
TEXAS – 0.4%
City of Austin TX Electric Utility Revenue, 2.68%, 11/15/25	1,450,000	1,503,215

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   71

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
TEXAS – (continued)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	$80,000	$79,066
Texas Water Development Board, Revenue Bonds, 4.19%, 10/15/43	500,000	545,650
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, 3.70%, 10/15/47	1,000,000	1,043,340
Total Texas		3,171,271
Washington – 0.1%
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, 2.38%, 1/1/28	675,000	696,668
Wisconsin – 0.2%
City of Kaukauna WI Electric System, Revenue Bonds, AGM, 2.70%, 12/15/31	1,400,000	1,436,078
TOTAL MUNICIPAL BONDS (Cost: $20,752,495)		21,154,665
SUPRANATIONAL BONDS – 1.3%
African Development Bank, 0.75%, 4/3/23	1,242,000	1,241,925
Asian Development Bank, 3.13%, 9/26/28	500,000	585,665
European Bank for Reconstruction & Development, 1.50%, 2/13/25	251,000	261,133
European Investment Bank, 1.63%, 8/14/20	382,000	383,112
European Investment Bank, 2.38%, 5/24/27	500,000	551,321
European Stability Mechanism, Senior Note, 2.13%, 11/3/22(a)	1,000,000	1,038,618
Inter-American Development Bank, 1.01%, 10/9/20 (1 month USD LIBOR + 0.00%)(c)	1,000,000	999,300
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	654,000	738,541
Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
International Development Association, 2.75%, 4/24/23(a)	$500,000	$534,809
International Finance Corp., 0.50%, 3/20/23	1,293,000	1,287,232
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	1,007,949
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,014,981
TOTAL SUPRANATIONAL BONDS (Cost: $9,232,578)		9,644,586
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Chile – 0.1%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	1,035,000
Colombia – 0.0%(j)
Colombia Government International Bond, 5.00%, 6/15/45	200,000	205,000
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	198,141
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	410,763
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	207,219
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	300,000	298,788
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24(a)	250,000	251,823
Total Indonesia		1,366,734
Iraq – 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	516,054
Italy – 0.2%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,268,000	1,187,275
MEXICO – 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	212,177

See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
MEXICO – (continued)
Mexico Government International Bond, 4.75%, 3/8/44	$112,000	$113,400
Total Mexico		325,577
Panama – 0.0%(j)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	128,376
Qatar – 0.0%(j)
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	218,888
Romania – 0.0%(j)
Romanian Government International Bond, 5.13%, 6/15/48(a)	50,000	51,500
Saudi Arabia – 0.0%(j)
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	311,514
Tunisia – 0.0%(j)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	200,360
Ukraine – 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,138,124
United Arab Emirates – 0.0%(j)
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	254,385
Uruguay – 0.0%(j)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	169,877
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $7,043,428)		7,108,664
FOREIGN GOVERNMENT AGENCIES – 0.4%
CANADA – 0.3%
OMERS Finance Trust, 2.50%, 5/2/24(a)	1,000,000	1,069,428
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,109,146
Total Canada		2,178,574

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – (continued)
Norway – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	$500,000	$532,198
South Korea – 0.0%(j)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(a)	200,000	212,080
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,637,245)		2,922,852
BANK LOANS – 0.2%
BASIC MATERIALS – 0.0%(j)
Aleris International, Inc. 2018 Term Loan, 5.74%, 2/27/23 (1 month USD LIBOR + 4.75%)(c)	49,125	43,599
Arconic Rolled Products Corp., 3.24%, 2/4/27(k)	25,000	22,500
UFC Holdings LLC 2019 Term Loan, 4.25%, 4/29/26 (1 month USD LIBOR + 3.25%)(c)	24,807	21,582
Total Basic Materials		87,681
COMMUNICATIONS – 0.1%
Altice France S.A. 2018 Term Loan B13, 4.70%, 8/14/26 (1 month USD LIBOR + 4.00%)(c)	123,438	116,957
Banijay Group U.S Holding, Inc., Zero Coupon, 3/4/25(k)	25,000	22,000
Diamond Sports Group LLC Term Loan, 4.18%, 8/24/26 (1 month USD LIBOR + 3.25%)(c)	49,750	38,308
Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.33%, 9/18/26 (1 month USD LIBOR + 2.75%)(c)	72,047	66,787
Sinclair Television Group, Inc. Term Loan B2B, 3.21%, 9/30/26 (1 month USD LIBOR + 2.50%)(c)	49,750	46,765
Staples, Inc. 7 Year Term Loan, 6.52%, 4/16/26 (1 month USD LIBOR + 5.00%)(c)	74,438	58,433
Total Communications		349,250

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   73

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
BANK LOANS – (continued)
CONSUMER, CYCLICAL – 0.1%
Allen Media LLC 2020 Term Loan B, 7.23%, 2/10/27 (3 month USD LIBOR + 5.50%)(c)	$75,000	$62,250
ASP Unifrax Holdings, Inc. Term Loan B, 4.82%, 12/12/25 (3 month USD LIBOR + 3.75%)(c)	24,688	19,503
Boyd Gaming Corp. Term Loan B3, 2.93%, 9/15/23 (1 Week USD LIBOR + 2.25%)(c)	16,787	14,442
HD Supply, Inc. Term Loan B5, 2.74%, 10/17/23 (1 month USD LIBOR + 1.75%)(c)	49,373	45,794
Hilton Worldwide Finance LLC 2019 Term Loan B2, 2.70%, 6/22/26 (1 month USD LIBOR + 1.75%)(c)	50,000	47,250
KAR Auction Services, Inc. 2019 Term Loan B6, 3.19%, 9/19/26 (1 month USD LIBOR + 2.25%)(c)	24,875	22,885
Life Time, Inc. 2017 Term Loan B, 4.36%, 6/10/22 (3 month USD LIBOR + 2.75%)(c)	122,487	89,875
Panther BF Aggregator 2 L.P. USD Term Loan B, 4.44%, 4/30/26 (1 month USD LIBOR + 3.50%)(c)	124,313	113,124
Total Consumer, Cyclical		415,123
CONSUMER, NON-CYCLICAL – 0.0%(j)
MRO Holdings, Inc. 2019 Term Loan B, 6.45%, 6/4/26 (3 month USD LIBOR + 5.00%)(c)	74,438	58,744
National Intergovernmental Purchase 1st Lien Term Loan, 5.20%, 5/23/25 (3 month USD LIBOR + 3.75%)(c)	74,246	63,108
RegionalCare Hospital Partners Holding, Inc. 2018 Term Loan B, 4.74%, 11/17/25 (1 month USD LIBOR + 3.75%)(c)	41,924	38,701
Total Consumer, Non-cyclical		160,553

Investments	Principal Amount	Value
BANK LOANS – (continued)
ENERGY – 0.0%(j)
Citgo Holding, Inc. 2019 Term Loan B, 8.00%, 8/1/23 (1 month USD LIBOR + 7.00%)(c)	$74,625	$60,198
Consolidated Energy Finance S.A. Term Loan B, 3.20%, 5/7/25 (3 month USD LIBOR + 2.50%)(c)	73,688	51,581
Prairie ECI Acquiror L.P. Term Loan B, 6.20%, 3/11/26 (3 month USD LIBOR + 4.75%)(c)	47,421	24,256
Total Energy		136,035
FINANCIAL – 0.0%(j)
Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 4.24%, 10/1/25 (1 month USD LIBOR + 3.25%)(c)	49,312	47,134
Hub International Ltd. 2018 Term Loan B, 4.55%, 4/25/25 (3 month USD LIBOR + 2.75%)(c)	24,563	22,819
Motion Finco S.a.r.l. Delayed Draw Term Loan B2, 4.32%, 11/4/26(k)	2,904	2,323
Motion Finco S.a.r.l. USD Term Loan B1, 4.32%, 11/13/26(k)	22,096	17,677
Total Financial		89,953
Health Care – 0.0%(j)
MPH Acquisition Holdings LLC 2016 Term Loan B, 4.20%, 6/7/23 (3 month USD LIBOR + 2.75%)(c)	23,202	20,437
INDUSTRIAL – 0.0%(j)
Altra Industrial Motion Corp. 2018 Term Loan B, 2.99%, 10/1/25 (1 month USD LIBOR + 2.00%)(c)	22,090	19,197
Berry Global, Inc. Term Loan Y, 2.86%, 7/1/26 (1 month USD LIBOR + 2.00%)(c)	173,688	164,135
Vertiv Group Corp, Term Loan B, 4.58%, 3/2/27 (1 month USD LIBOR + 3.00%)(c)	100,000	86,000
Total Industrial		269,332

See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
BANK LOANS – (continued)
TECHNOLOGY – 0.0%(j)
Camelot U.S. Acquisition 1 Co. Term Loan B, 4.24%, 10/31/26(k)	$50,000	47,000
Iqvia, Inc. 2018 USD Term Loan B3, 3.20%, 6/11/25 (3 month USD LIBOR + 1.75%)(c)	24,686	23,452
Total Technology		70,452
TOTAL BANK LOANS (Cost: $1,850,835)		1,598,816

Investments	Shares	Value
COMMON STOCKS – 0.0%(j)
CHEMICALS – 0.0%(j)
Hexion Holdings Corp., Class B(l)	6,374	60,553
ENERGY EQUIPMENT & SERVICES – 0.0%(j)
Jones Energy II, Inc.(l)	3,046	42,492
TOTAL COMMON STOCKS (Cost: $141,589)		103,045
SHORT-TERM INVESTMENTS – 2.5%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 0.50%(m) (Cost: $18,855,266)	18,855,266	18,855,266
TOTAL INVESTMENTS – 100.4% (Cost: $756,510,716)		753,963,796
OTHER ASSETS, LESS LIABILITIES – (0.4)%		(3,356,717)
NET ASSETS – 100.0%		$750,607,079

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2020, the value of these securities was $182,468,370, representing 24.3% of net assets.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2020, the value of these securities was $337,799, representing 0.0% of net assets.

(c)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(e)
Perpetual floating rate security. Date shown reflects the next reset date.

(f)
Security is currently in default.

(i)
All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)
To-be-announced (“TBA”) security.

(h)
Interest only security.

(j)
Amount is less than 0.05%.

(k)
This position represents an unsettled purchase of a bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)
Non-income producing.

(m)
The rate shown is the annualized seven-day yield at March 31, 2020.

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligations

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

LIBOR
London Interbank Offered Rate

PIK
Paid-In-Kind

REIT
Real Estate Investment Trust

SOFR
Secured Overnight Funding Rate

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   75

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (continued)

Futures contracts open as of March 31, 2020:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 2.3%
U.S. Treasury 2-Year Notes	Long	2,600,000	06/30/2020	$2,864,977	$681
U.S. Treasury 5-Year Notes	Long	5,800,000	06/30/2020	7,270,844	112,967
U.S. Treasury 10-Year Notes	Long	100,000	06/19/2020	138,687	(111)
U.S. Treasury Ultra Long-Term Bonds	Long	3,100,000	06/19/2020	6,878,125	788,424
Total				$17,152,633	$901,961
CONTRACTS SOLD – (2.7)%
U.S. Treasury Long-Term Bonds	Short	(5,400,000)	06/19/2020	$(9,669,375)	$(516,171)
U.S. Treasury 10-Year Ultra Long-Term	Short	(6,600,000)	06/19/2020	(10,298,063)	(736,056)
Total				$(19,967,438)	$(1,252,227)
Forward Sales Contracts — As of March 31, 2020, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
To Be Announced Securities – (0.4)%
Uniform Mortgage-Backed Securities	4.00%	TBA-30yr	4/15/20	$(500,000)	$(533,856)
Total (Proceeds Receivable: $524,316)					$(533,856)

(a)
TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.
76   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Schedule of Investments (unaudited)
March 31, 2020
PFM Multi-Manager Fixed-Income Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds*	$—	$271,773,299	$—	$271,773,299
U.S. Government Obligations	—	120,534,505	—	120,534,505
U.S. Government Agencies	—	95,800,345	—	95,800,345
Asset-Backed Securities	—	84,963,880	—	84,963,880
Commercial Mortgage-Backed Securities	—	79,050,628	—	79,050,628
Foreign Corporate Bonds*	—	40,420,945	—	40,420,945
Municipal Bonds*	—	21,154,665	—	21,154,665
Supranational Bonds	—	9,676,886	—	9,676,886
Foreign Government Obligations*	—	7,108,664	—	7,108,664
Foreign Government Agencies*	—	2,922,852	—	2,922,852
Bank Loans*	—	1,598,816	—	1,598,816
Common Stocks
Chemicals	60,553	—	—	—
Energy Equipment & Services	—	42,492	—	—
Money Market Fund*	18,855,266	—	—	18,855,266
Total Investments in Securities	$18,915,819	$735,047,977	$—	$753,963,796
Other Financial Instruments
Future Contracts(a)	$902,072	$—	$—	$902,072
Liabilities:
Other Financial Instruments
Forward Sales Contracts at Value	$—	$(533,856)	$—	$(533,856)
Future Contracts(a)	(1,252,338)	—	—	(1,252,338)
Total – Other Financial Instruments	$(1,252,338)	$(533,856)	$—	$(1,786,194)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   77

Statements of Assets and Liabilities (unaudited)
March 31, 2020

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $712,709,450, $394,865,280 and $756,510,716, respectively)	$601,402,456	$327,578,179	$753,963,796
Foreign Currency, at Value (Cost $–, $201,550 and $–, respectively)	—	197,839	—
Cash	98,697	—	—
Receivables:
Investment Securities Sold	2,928,598	699,795	19,112,057
Dividends	203,374	847,188	35,394
Interest	—	—	4,263,711
Capital Shares Sold	143,560	85,360	—
Foreign Tax Reclaims	5,625	289,867	2,373
Prepaid Expenses	33,595	17,956	31,695
Net Variation Margin on Futures Contracts	—	—	7,440
Total Assets	604,815,905	329,716,184	777,416,466
Liabilities:
Due to Custodian	—	—	923,268
Forward Sales Contracts, at Value (proceeds receivable $–, $– and $524,316)	—	—	533,856
Payables:
Investment Securities Purchased	5,255,819	1,519,278	24,815,842
Advisory Fees Payable	146,172	135,766	267,397
Trustees’ Fees and Expenses	30,982	17,105	22,894
Interest on Securities Sold Short	—	—	778
Other Accrued Expenses	152,951	271,209	245,352
Total Liabilities	5,585,924	1,943,358	26,809,387
Net Assets	$599,229,981	$327,772,826	$750,607,079
Net Assets Consists of:
Paid-In Capital	$639,442,771	$408,770,974	$749,694,894
Total Distributable Earnings (Loss)	(40,212,790)	(80,998,148)	912,185
Net Assets	$599,229,981	$327,772,826	$750,607,079
Capital shares outstanding (no par value, unlimited shares authorized, all shares outstanding are of each Fund’s Institutional Class)	64,408,131	42,955,788	73,729,796
Net asset value, offering price and redemption price per share	$9.30	$7.63	$10.18
See Notes to Financial Statements.
78   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2020

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $9,207, $289,323 and $–, respectively)	$6,835,422	$2,905,738	$128,449
Interest	2,205	1,249	11,166,527
Total Investment Income	6,837,627	2,906,987	11,294,976
Expenses:
Advisory Fees (Note 4)	1,112,527	1,042,785	1,291,202
Administration Fees	59,503	52,093	56,186
Accounting Fees	33,597	27,539	120,912
Audit and Tax Fees	37,205	75,731	38,969
Custodian Fees	23,518	110,372	46,318
Insurance Premiums	21,131	11,261	18,047
Legal Fees	100,288	61,678	85,682
Registration Fees	13,884	12,787	12,597
Transfer Agent Fees	23,841	23,716	24,245
Trustees Fees	33,912	18,569	27,718
Other Expenses	8,221	9,528	6,997
Total Expenses	1,467,627	1,446,059	1,728,873
Less: Advisory Fees Waived	(129,416)	(141,724)	—
Expenses Recouped	141,569	86,014	46,680
Net Expenses	1,479,780	1,390,349	1,775,553
Net Investment Income	5,357,847	1,516,638	9,519,423
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	70,380,318	(8,654,628)	4,727,021
Futures Contracts	696,760	519,978	373,619
Foreign Currency Related Transactions	74	(456,304)	—
Net Realized Gain (Loss)	71,077,152	(8,590,954)	5,100,640
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	(156,579,849)	(50,554,094)	(28,800,242)
Futures Contracts	114,099	91,236	(399,882)
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(4,633)	—
Net Decrease in Unrealized Appreciation/Depreciation	(156,465,750)	(50,467,491)	(29,200,124)
Net Decrease in Net Assets Resulting from Operations	$(80,030,751)	$(57,541,807)	$(14,580,061)
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   79

Statements of Changes in Net Assets

	PFM Multi-Manager Domestic Equity Fund		PFM Multi-Manager International Equity Fund
	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$5,357,847	$10,178,405	$1,516,638	$8,665,588
Net Realized Gain (Loss)	71,077,152	7,906,772	(8,590,954)	(3,637,531)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(156,465,750)	11,847,349	(50,467,491)	(7,304,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,030,751)	29,932,526	(57,541,807)	(2,276,419)
Distributions from:
Distributable Earnings	(21,779,371)	(5,444,237)	(8,764,112)	(3,046,850)
Capital Share Transactions:
Proceeds from Sale of Shares	120,582,631	156,019,062	74,400,927	91,456,842
Reinvestment of Distributions	21,779,371	5,444,237	8,764,112	3,046,850
Cost of Shares Redeemed	(171,779,120)	(50,488,010)	(87,053,057)	(5,952,900)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(29,417,118)	110,975,289	(3,888,018)	88,550,792
Net Increase (Decrease) in Net Assets	(131,227,240)	135,463,578	(70,193,937)	83,227,523
Net Assets:
Beginning of period	730,457,221	594,993,643	397,966,763	314,739,240
End of period	$599,229,981	$730,457,221	$327,772,826	$397,966,763
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	66,394,828	55,313,427	42,308,199	32,469,106
Shares Subscribed	11,940,490	15,346,114	9,168,118	10,131,391
Shares Issued from Reinvestment of Distributions	1,869,474	596,302	873,790	366,208
Shares Redeemed	(15,796,661)	(4,861,015)	(9,394,319)	(658,506)
Shares Outstanding, End of Period	64,408,131	66,394,828	42,955,788	42,308,199
See Notes to Financial Statements.
80   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019
Increase in Net Assets Resulting From Operations:
Net investment income	$9,519,423	$19,555,683
Net Realized Gain	5,100,640	4,394,447
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(29,200,124)	27,579,823
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,580,061)	51,529,953
Distributions from:
Distributable Earnings	(15,257,285)	(20,444,903)
Capital Share Transactions:
Proceeds from Sale of Shares	190,550,538	123,972,169
Reinvestment of Distributions	15,257,285	20,444,903
Cost of Shares Redeemed	(27,885,746)	(63,107,100)
Net Increase in Net Assets Resulting from Capital Share Transactions	177,922,077	81,309,972
Net Increase in Net Assets	148,084,731	112,395,022
Net Assets:
Beginning of period	602,522,348	490,127,326
End of period	$750,607,079	$602,522,348
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	57,124,202	48,908,529
Shares Subscribed	17,845,069	12,213,071
Shares Issued from Reinvestment of Distributions	1,458,540	2,004,585
Shares Redeemed	(2,698,015)	(6,001,983)
Shares Outstanding, End of Period	73,729,796	57,124,202
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   81

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$11.00	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.08	0.17	0.12
Net Realized and Unrealized Gain (Loss)(3)	(1.47)	0.17	0.64
Total from Investment Operations	(1.39)	0.34	0.76
Distributions From:
Net Investment Income	(0.16)	(0.08)	—
Net Realized Gains	(0.15)	(0.02)	—
Total Distributions to Shareholders	(0.31)	(0.10)	—
Net Asset Value, End of Period	$9.30	$11.00	$10.76
Total Return(4),(5)	(13.18)%	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of period (000’s omitted)	$599,230	$730,457	$594,994
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.39%	0.38%	0.38%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.38%	0.41%	0.55%
Net Investment Income	1.40%	1.59%	1.54%
Portfolio Turnover Rate	112%(8)	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the six months ended March  31, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

See Notes to Financial Statements.
82   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$9.41	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.03	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	(1.61)	(0.42)	(0.46)
Total from Investment Operations	(1.58)	(0.19)	(0.31)
Distributions from net investment income	(0.20)	(0.09)	—
Net Asset Value, End of Period	$7.63	$9.41	$9.69
Total Return(4),(5)	(17.33)%	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of period (000’s omitted)	$327,773	$397,967	$314,739
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.66%	0.63%	0.63%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.69%	0.75%	1.09%
Net Investment Income	0.73%	2.54%	2.08%
Portfolio Turnover Rate	103%(8)	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the six months ended March 31, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   83

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$10.55	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.15	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	(0.27)	0.55	(0.10)
Total from Investment Operations	(0.12)	0.90	0.13
Distributions From:
Net Investment Income	(0.16)	(0.35)	(0.11)
Capital gains	(0.09)	(0.02)	—
Total Distributions to Shareholders	(0.25)	(0.37)	(0.11)
Net Asset Value, End of Period	$10.18	$10.55	$10.02
Total Return(4),(5)	(1.18)%	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of period (000’s omitted)	$750,607	$602,522	$490,127
Ratios to Average Net Assets of:(6)
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.55%	0.55%	0.55%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.54%	0.55%	0.73%
Net Investment Income	2.95%	3.46%	3.00%
Portfolio Turnover Rate	50%	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

See Notes to Financial Statements.
84   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2020, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 —
Quoted prices in active markets for identical assets.

Level 2 —
Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 —
Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the adviser to the Funds, PFM Asset Management LLC (the “Adviser”), the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   85

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. A Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Debt Securities
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy, but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
86   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   87

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2019 and for all open tax years (year ended September 30, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment. At September 30, 2019, the Funds’ most recent fiscal year, the capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	4,860,160	518,703
PFM Multi-Manager Fixed-Income Fund	—	—
As of March 31, 2020, the estimated tax cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$713,947,292	$395,263,346	$757,581,482
Unrealized appreciation	$4,553,584	$4,333,532	$23,543,225
Unrealized depreciation	(117,098,420)	(72,018,699)	(27,160,911)
Net unrealized depreciation	$(112,544,836)	$(67,685,167)	$(3,617,686)
During the period ended March 31, 2020, there were differences between book and tax accounting, primarily due to wash sales, REITs, Passive Foreign Investment Company Inclusions, futures contracts mark to market and organizational expenses.
4. Agreements
Investment Advisory Agreement
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser
88   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

4. Agreements (continued)
Investment Advisory Agreement (continued)
and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The subadvisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
The Sub-Advisers to each Fund are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity Fund*	Champlain Investment Partners, LLC Nuance Investments, LLC Vaughan Nelson Investment Management, L.P. Jacobs Levy Equity Management, Inc.
PFM Multi-Manager International Equity Fund*
Acadian Asset Management LLC
Aristotle Capital Management, LLC
J O Hambro Capital Management Limited
Lazard Asset Management LLC
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. Nomura Corporate Research and Asset Management, Inc. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

*
SSGA Funds Management, Inc. was a Sub-Adviser to the Domestic Equity Fund and International Equity Fund previously, however were no longer Sub-Advisers to the funds as of March 31, 2020.

Through January 28, 2020, the Adviser agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   89

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

4. Agreements (continued)
Investment Advisory Agreement (continued)
Although the Expense Limitation Agreement expired January 28, 2020, the Advisor shall continue to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if in any year the operating expenses of a Fund for the fiscal year are less than the corresponding expense limitation for that year, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Manager and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less any recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of March 31, 2020, the amount of adviser fees waived and expenses reimbursed subject to recoupment were:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2021	$148,488	$414,890	$265,650
September 30, 2022	319,569	497,715	57,576
September 30, 2023	129,416	141,724	—
Total	$597,473	$1,054,329	$323,226
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Distributor is a wholly-owned subsidiary of the Adviser.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent to the Trust is State Street Bank & Trust Company (the “Administrator”).
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2020, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$829,893,457	$408,462,735
Non-U.S. Government Sales	$869,754,257	$418,211,755
PFM Multi- Manager Fixed- Income Fund
U.S. Government Purchases	$315,514,089
Non-U.S. Government Purchases	$196,416,617
90   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

PFM Multi- Manager Fixed- Income Fund
U.S. Government Sales	$212,677,871
Non-U.S. Government Sales	$135,345,724
7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2020 is included in the Schedules of Investments. As of March 31, 2020, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended March 31, 2020.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives, including futures contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2020, and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$902,072	Net Variation Margin on Futures Contracts*	$(1,252,388)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the period ended March 31, 2020 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Domestic Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$696,760	Futures Contracts	$114,099
PFM Multi-Manager International Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$519,978	Futures Contracts	$91,236
PFM Multi-Manager Fixed-Income Fund
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   91

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

7. Derivative Financial Instruments (continued)
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Futures Contracts	$373,619	Futures Contracts	$(399,882)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Domestic Equity Fund	$3,329,341	$—
PFM Multi-Manager International Equity Fund	$2,450,593	$—
PFM Multi-Manager Fixed-Income Fund	$22,537,321	$16,263,467
8. Related Parties
As of March 31, 2020, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed-income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Securities markets may experience great short-term volatility and may fall sharply at times. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of your investment could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
92   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (unaudited)

10. Recent Accounting Updates
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The 2017 ASU is effective for fiscal years, and interim period within those fiscal years, beginning after December 15, 2018. As of March 31, 2020, the Funds have fully adopted the provisions of ASU 2017-08, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. While no events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements, an outbreak of a new coronavirus, detected in China in December 2019, spread internationally in the first quarter of 2020 causing wide spread disruption of the global economy and a rise in market volatility. Health officials have declared this to be a pandemic. The course of the pandemic and its ultimate effect on the United States, its economy and markets is not fully known at this time. Management evaluation is ongoing and it is impossible to predict the effect that the pandemic may have on the future performance of the Funds as the financial environment continues to change.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020   93

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested at October 1, 2019, the beginning of the period, and held through March 31, 2020. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1)(2) 10/1/19 to 3/31/20
PFM Multi-Manager Domestic Equity Fund
Actual	$1,000.00	$868.20	0.39%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	0.39%	$1.97
PFM Multi-Manager International Equity Fund
Actual	$1,000.00	$826.70	0.67%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.65	0.67%	$3.39
PFM Multi-Manager Fixed-Income Fund
Actual	$1,000.00	$988.20	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	0.55%	$2.78

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
94   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2020

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended March 31, 2020, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 4, 2020

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	June 4, 2020